UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS

OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-08073

STATE FARM VARIABLE PRODUCT TRUST

(Exact name of registrant as specified in charter)

One State Farm Plaza Bloomington, IL	61710-0001
(Address of principal executive offices)	(Zip code)

Alan Goldberg
Paul J. Smith	Stradley Ronon Stevens & Young
One State Farm Plaza	191 North Wacker Dr., Suite 1601
Bloomington, Illinois 61710-0001	Chicago, Illinois 60606
(Names and addresses of agents for service)

Registrant’s telephone number, including area code: 1-888-702-2307

Date of fiscal year end: 12/31/2017

Date of reporting period: 09/30/2017

ITEM 1.	SCHEDULE OF INVESTMENTS.

STATE FARM VARIABLE PRODUCT TRUST LARGE CAP EQUITY FUND

SCHEDULE OF INVESTMENTS

September 30, 2017

(Unaudited)

	Shares	Value
Common Stocks (98.04%)
Consumer Discretionary (9.91%)
Amazon.com Inc. (a)	500	$480,675
Comcast Corp. Class A	28,500	1,096,680
Darden Restaurants Inc.	4,700	370,266
Delphi Automotive PLC	4,000	393,600
Domino’s Pizza Inc.	2,100	416,955
Home Depot Inc., The	4,700	768,732
Lear Corp.	2,800	484,624
Live Nation Entertainment Inc. (a)	8,900	387,595
Netflix Inc. (a)	3,200	580,320
Nordstrom Inc.	9,100	429,065
Omnicom Group Inc.	3,800	281,466
Priceline Group Inc., The (a)	100	183,082
Target Corp.	4,800	283,248
Ulta Beauty Inc. (a)	1,700	384,302
VF Corp.	11,475	729,466
Viacom Inc. Class B	7,700	214,368

		7,484,444

Consumer Staples (9.35%)
Coca-Cola Co., The	9,500	427,595
Colgate-Palmolive Co.	14,300	1,041,755
CVS Health Corp.	10,950	890,454
Dr Pepper Snapple Group Inc.	7,800	690,066
General Mills Inc.	12,300	636,648
Hershey Co., The	3,800	414,846
Hormel Foods Corp.	22,400	719,936
Kellogg Co.	4,100	255,717
PepsiCo Inc.	10,100	1,125,443
Sysco Corp.	8,800	474,760
Tyson Foods Inc. Class A	5,500	387,475

		7,064,695

Energy (4.01%)
Chevron Corp.	6,540	768,450
EOG Resources Inc.	7,500	725,550
Halliburton Co.	11,665	536,940
ONEOK Inc.	6,700	371,247
RSP Permian Inc. (a)	18,210	629,884

		3,032,071

Financials (11.46%)
American International Group Inc.	10,100	620,039
Bank of America Corp.	54,870	1,390,406
BB&T Corp.	14,530	682,038
Capital One Financial Corp.	4,600	389,436
Chubb Ltd.	5,200	741,260
Intercontinental Exchange Inc.	17,300	1,188,510
JPMorgan Chase & Co.	14,365	1,372,001
Lincoln National Corp.	6,000	440,880
Reinsurance Group of America Inc.	2,100	293,013
Wells Fargo & Co.	20,900	1,152,635
Western Alliance Bancorp (a)	7,300	387,484

		8,657,702

	Shares	Value
Common Stocks (Cont.)
Health Care (13.85%)
Abbott Laboratories	14,700	$784,392
Aetna Inc.	8,500	1,351,585
Align Technology Inc. (a)	3,800	707,826
Becton, Dickinson and Co.	5,615	1,100,259
Centene Corp. (a)	4,900	474,173
Cigna Corp.	4,700	878,618
Gilead Sciences Inc.	5,800	469,916
HCA Healthcare Inc. (a)	5,100	405,909
IDEXX Laboratories Inc. (a)	3,400	528,666
Intuitive Surgical Inc. (a)	400	418,352
Johnson & Johnson	13,500	1,755,135
Mettler-Toledo International Inc. (a)	900	563,544
UnitedHealth Group Inc.	2,800	548,380
Vertex Pharmaceuticals Inc. (a)	3,100	471,324

		10,458,079

Industrials (12.99%)
American Airlines Group Inc.	9,000	427,410
Boeing Co., The	5,695	1,447,726
Cintas Corp.	3,000	432,840
Deere & Co.	3,100	389,329
Delta Air Lines Inc.	7,800	376,116
FedEx Corp.	3,500	789,530
General Dynamics Corp.	3,950	812,041
Honeywell International Inc.	5,800	822,092
Huntington Ingalls Industries Inc.	2,600	588,744
Lockheed Martin Corp.	1,900	589,551
Nielsen Holdings PLC	6,700	277,715
Rollins Inc.	9,200	424,488
Toro Co., The	5,900	366,154
Union Pacific Corp.	6,600	765,402
United Continental Holdings Inc. (a)	6,100	371,368
United Rentals Inc. (a)	5,300	735,322
WABCO Holdings Inc. (a)	1,300	192,400

		9,808,228

Information Technology (25.89%)
Accenture PLC Class A	5,660	764,496
Activision Blizzard Inc.	9,900	638,649
Adobe Systems Inc. (a)	3,300	492,294
Alliance Data Systems Corp.	1,700	376,635
Alphabet Inc. Class A (a)	714	695,236
Amdocs Ltd.	11,300	726,816
Amphenol Corp. Class A	5,000	423,200
Apple Inc.	4,900	755,188
Applied Materials Inc.	17,500	911,575
Arista Networks Inc. (a)	1,700	322,337
Booz Allen Hamilton Holding Corp.	18,661	697,735
Broadridge Financial Solutions Inc.	5,800	468,756
Cadence Design Systems Inc. (a)	16,600	655,202
Cognex Corp.	2,900	319,812
F5 Networks Inc. (a)	3,200	385,792
GoDaddy Inc. Class A (a)	5,200	226,252

See accompanying notes to schedules of investments.	1

STATE FARM VARIABLE PRODUCT TRUST LARGE CAP EQUITY FUND

SCHEDULE OF INVESTMENTS (continued)

September 30, 2017

(Unaudited)

	Shares	Value
Common Stocks (Cont.)
Information Technology (Cont.)
Intel Corp.	13,800	$525,504
Intuit Inc.	4,100	582,774
Lam Research Corp.	6,700	1,239,768
Mastercard Inc. Class A	2,900	409,480
Microchip Technology Inc.	4,500	404,010
Micron Technology Inc. (a)	25,100	987,183
Microsoft Corp.	10,625	791,456
Motorola Solutions Inc.	8,050	683,203
NVIDIA Corp.	4,500	804,465
ON Semiconductor Corp. (a)	23,000	424,810
Oracle Corp.	16,000	773,600
QUALCOMM Inc.	6,200	321,408
ServiceNow Inc. (a)	5,900	693,427
Texas Instruments Inc.	10,490	940,324
VeriSign Inc. (a)	2,800	297,892
Western Digital Corp.	4,800	414,720
Zillow Group Inc. Class C (a)	9,900	398,079

		19,552,078

Materials (3.47%)
Chemours Co., The	10,200	516,222
Crown Holdings Inc. (a)	7,700	459,844
Ecolab Inc.	3,000	385,830
Sherwin-Williams Co., The	2,125	760,835
Southern Copper Corp.	12,500	497,000

		2,619,731

Real Estate (2.71%)
CBRE Group Inc. Class A (a)	12,000	454,560
Gaming and Leisure Properties Inc.	9,800	361,522
Public Storage	2,975	636,620
Simon Property Group Inc.	3,700	595,737

		2,048,439

Telecommunication Services (2.34%)
AT&T Inc.	32,750	1,282,818
T-Mobile US Inc. (a)	7,800	480,948

		1,763,766

	Shares	Value
Common Stocks (Cont.)
Utilities (2.06%)
NextEra Energy Inc.	5,600	$820,680
WEC Energy Group Inc.	11,700	734,526

		1,555,206

Total Common Stocks
(cost $59,434,024)		74,044,439

Short-term Investments (2.24%)
JPMorgan U.S. Government Money Market Fund Capital Shares, 0.90% (b)	1,687,662	1,687,662

Total Short-term Investments
(cost $1,687,662)		1,687,662

TOTAL INVESTMENTS (100.28%)
(cost $61,121,686)		75,732,101
LIABILITIES, NET OF OTHER ASSETS (-0.28%)		(209,891)

NET ASSETS (100.00%)		$75,522,210

(a)	Non-income producing security.

(b)	Rate shown is the 7-day yield as of September 30, 2017.

2	See accompanying notes to schedules of investments.

STATE FARM VARIABLE PRODUCT TRUST SMALL/MID CAP EQUITY FUND

SCHEDULE OF INVESTMENTS

September 30, 2017

(Unaudited)

	Shares	Value
Common Stocks (49.98%)
Consumer Discretionary (7.57%)
American Axle & Manufacturing
Holdings Inc. (a)	20,000	$351,600
Big 5 Sporting Goods Corp.	21,600	165,240
Caleres Inc.	6,700	204,484
Conn’s Inc. (a)	11,800	332,170
Container Store Group Inc., The (a)	34,500	145,245
Cooper Tire & Rubber Co.	8,300	310,420
Dana Inc.	28,800	805,248
Del Taco Restaurants Inc. (a)	20,500	314,470
Fossil Group Inc. (a)	11,700	109,161
KB Home	15,500	373,860
LGI Homes Inc. (a)	7,200	349,704
M.D.C. Holdings Inc.	10,000	332,100
Office Depot Inc.	84,900	385,446
Tailored Brands Inc.	19,400	280,136
Tower International Inc.	13,500	367,200
Weight Watchers International Inc. (a)	12,700	553,085

		5,379,569

Consumer Staples (2.43%)
Central Garden & Pet Co. Class A (a)	19,800	736,362
Sanderson Farms Inc.	4,600	742,992
SUPERVALU Inc. (a)	11,342	246,688

		1,726,042

Energy (1.06%)
Rowan Companies PLC Class A (a)	34,800	447,180
Ship Finance International Ltd.	21,400	310,300

		757,480

Financials (12.58%)
American Equity Investment Life Holding Co.	23,200	674,656
Argo Group International Holdings Ltd.	7,040	432,960
Banco Latinoamericano de Comercio Exterior SA	12,300	362,112
Banner Corp.	6,300	386,065
Capitol Federal Financial Inc.	25,400	373,380
Employers Holdings Inc.	10,100	459,045
Enstar Group Ltd. (a)	1,800	400,230
FBL Financial Group Inc. Class A	2,900	216,050
First BanCorp (a)	76,300	390,656
Heartland Financial USA Inc.	6,700	330,980
Investors Bancorp Inc.	29,500	402,380
Kearny Financial Corp.	30,700	471,245
National Western Life Group Inc. Class A	1,500	523,500
Nationstar Mortgage Holdings Inc. (a)	19,700	365,829
Nelnet Inc. Class A	9,100	459,550
Ocwen Financial Corp. (a)	72,500	249,400
Safety Insurance Group Inc.	5,200	396,760
Selective Insurance Group Inc.	14,000	753,899
Tristate Capital Holdings Inc. (a)	19,500	446,550

	Shares	Value
Common Stocks (Cont.)
Financials (cont.)
Walker & Dunlop Inc. (a)	12,600	$659,358
Washington Trust Bancorp Inc.	3,300	188,925

		8,943,530

Health Care (2.13%)
Community Health Systems Inc. (a)	25,700	197,376
Kindred Healthcare Inc.	48,300	328,440
LHC Group Inc. (a)	7,200	510,624
Magellan Health Inc. (a)	5,500	474,650

		1,511,090

Industrials (9.41%)
ABM Industries Inc.	10,100	421,271
Acco Brands Corp. (a)	34,200	406,980
Aircastle Ltd.	15,000	334,350
Albany International Corp. Class A	6,500	373,100
Casella Waste Systems Inc. Class A (a)	10,800	203,040
EMCOR Group Inc.	5,400	374,652
GATX Corp.	9,600	590,976
Greenbrier Companies Inc., The	9,600	462,240
Kratos Defense & Security Solutions Inc. (a)	42,800	559,824
MasTec Inc. (a)	6,200	287,680
Meritor Inc. (a)	23,000	598,230
Rush Enterprises Inc. Class A (a)	6,800	314,772
Saia Inc. (a)	6,500	407,225
SkyWest Inc.	19,900	873,610
Sterling Construction Company Inc. (a)	31,600	481,268

		6,689,218

Information Technology (8.15%)
AVX Corp.	22,200	404,706
Benchmark Electronics Inc. (a)	13,400	457,610
Cirrus Logic Inc. (a)	5,400	287,928
ePlus inc. (a)	5,600	517,720
Extreme Networks Inc. (a)	36,700	436,363
NETGEAR Inc. (a)	7,000	333,200
Rosetta Stone Inc. (a)	15,000	153,150
Sanmina Corp. (a)	20,400	757,860
Sykes Enterprises Inc. (a)	12,600	367,416
Systemax Inc.	12,400	327,732
Tech Data Corp. (a)	3,800	337,630
Travelport Worldwide Ltd.	22,400	351,680
TTM Technologies Inc. (a)	20,200	310,474
Unisys Corp. (a)	30,600	260,100
Vishay Intertechnology Inc.	26,100	490,680

		5,794,249

Materials (2.53%)
Cleveland-Cliffs Inc. (a)	53,700	383,955
Materion Corp.	10,900	470,335
Ryerson Holding Corp. (a)	35,300	383,005

See accompanying notes to schedules of investments.	3

STATE FARM VARIABLE PRODUCT TRUST SMALL/MID CAP EQUITY FUND

SCHEDULE OF INVESTMENTS (continued)

September 30, 2017

(Unaudited)

	Shares	Value
Common Stocks (Cont.)
Materials (cont.)
Schnitzer Steel Industries Inc. Class A	6,500	$182,975
SunCoke Energy Inc. (a)	41,800	382,052

		1,802,322

Real Estate (2.57%)
Bluerock Residential Growth REIT Inc.	7,800	86,268
CBL & Associates Properties Inc.	47,000	394,330
Cousins Properties Inc.	50,800	474,472
Education Realty Trust Inc.	10,000	359,300
Select Income REIT	21,900	512,898

		1,827,268

Telecommunication Services (0.53%)
Intelsat SA (a)	61,900	290,930
Windstream Holdings Inc.	49,800	88,146

		379,076

Utilities (1.02%)
ALLETE Inc.	4,700	363,263
NorthWestern Corp.	6,400	364,416

		727,679

Total Common Stocks
(cost $30,174,317)		35,537,523

Exchange-Traded Funds (48.47%)
iShares Core S&P Mid-Cap ETF	192,605	34,457,035

Total Exchange-Traded Funds
(cost $33,270,936)		34,457,035

Short-term Investments (1.58%)
JPMorgan U.S. Government Money Market Fund Capital Shares, 0.90% (b)	1,122,406	1,122,406

Total Short-term Investments
(cost $1,122,406)		1,122,406

TOTAL INVESTMENTS (100.03%)
(cost $64,567,659)		71,116,964
LIABILITIES, NET OF OTHER ASSETS (-0.03%)		(21,922)

NET ASSETS (100.00%)		$71,095,042

(a)	Non-income producing security.

(b)	Rate shown is the 7-day yield as of September 30, 2017.

4	See accompanying notes to schedules of investments.

STATE FARM VARIABLE PRODUCT TRUST INTERNATIONAL EQUITY FUND

SCHEDULE OF INVESTMENTS

September 30, 2017

(Unaudited)

	Shares	Value
Common Stocks (96.23%)
Australia (1.26%)
Domino’s Pizza Enterprises Ltd.	18,860	$677,851

Austria (0.29%)
Erste Group Bank AG	3,567	154,068

Belgium (2.46%)
Anheuser-Busch InBev SA/NV	11,006	1,317,710

Brazil (0.53%)
Ambev SA	4,900	32,551
Ambev SA ADR	4,880	32,159
Cielo SA	31,700	219,998

		284,708

Canada (2.53%)
Barrick Gold Corp.	5,434	87,433
Constellation Software Inc.	1,230	671,056
Dollarama Inc.	5,460	597,439

		1,355,928

China (5.36%)
Alibaba Group Holding Ltd. Sponsored ADR (a)	11,048	1,908,100
Ctrip.com International Ltd. ADR (a)	14,425	760,774
Sinopharm Group Co. Ltd. H Shares	46,800	206,094

		2,874,968

Colombia (1.55%)
Bancolombia SA Sponsored ADR	6,623	303,267
Cementos Argos SA	50,144	199,782
Grupo Argos SA	11,678	83,988
Grupo Aval Acciones y Valores SA ADR	7,370	66,109
Grupo de Inversiones Suramericana	12,810	178,325

		831,471

Denmark (1.45%)
Genmab A/S (a)	1,497	330,488
Novo Nordisk A/S Class B	9,313	445,219

		775,707

France (10.73%)
AXA SA	15,227	460,538
Cie Generale des Etablissements Michelin Class B	3,863	563,862
Dassault Systemes SA	5,495	555,868
Essilor International SA	4,289	530,996
Hermes International	74	37,306
JC Decaux SA	5,908	221,211
L’Oreal SA	2,114	449,488
Pernod Ricard SA	3,934	544,235
Schneider Electric SE (Paris)	5,450	474,278
UbiSoft Entertainment SA (a)	12,029	826,865
Unibail-Rodamco SE (Amsterdam)	1,845	448,660

	Shares	Value
Common Stocks (Cont.)
France (Cont.)
Unibail-Rodamco SE (Paris)	87	$21,156
Vivendi	24,490	619,996

		5,754,459

Germany (12.41%)
Allianz SE Reg.	2,188	491,210
Aroundtown SA	41,218	295,216
Bayer AG Reg.	12,377	1,686,652
Deutsche Boerse AG	6,241	676,475
Fresenius SE & Co. KGaA	3,951	318,706
Linde AG	489	101,979
Linde AG Tender Shares (a)	1,953	407,291
SAP SE	9,055	991,978
Scout24 AG (b)	17,622	720,630
Wirecard AG	10,570	967,059

		6,657,196

Hong Kong (3.31%)
MGM China Holdings Ltd.	328,400	786,989
Tencent Holdings Ltd.	23,000	989,887

		1,776,876

India (1.67%)
HDFC Bank Ltd. ADR	5,692	548,538
Makemytrip Ltd. (a)	12,107	348,076

		896,614

Ireland (1.74%)
Ryanair Holdings PLC SP ADR (a)	8,848	932,756

Israel (0.49%)
Teva Pharmaceutical Industries Ltd. Sponsored ADR	14,909	262,398

Italy (0.63%)
Telecom Italia SpA (a)	103,715	97,145
Telecom Italia SpA RSP	32,727	24,601
UniCredit SpA (a)	10,120	215,534

		337,280

Japan (9.56%)
Dentsu Inc.	5,200	228,287
Fanuc Corp.	6,500	1,316,463
Hoya Corp.	5,300	286,137
Japan Tobacco Inc.	8,100	265,477
LIFULL Co. Ltd.	75,100	652,724
MISUMI Group Inc.	28,800	758,359
Olympus Corp.	9,800	331,820
SMC Corp.	700	246,905
SoftBank Group Corp.	3,200	258,331
START TODAY Co. Ltd.	10,000	316,818

See accompanying notes to schedules of investments.	5

STATE FARM VARIABLE PRODUCT TRUST INTERNATIONAL EQUITY FUND

SCHEDULE OF INVESTMENTS (continued)

September 30, 2017

(Unaudited)

	Shares	Value
Common Stocks (Cont.)
Japan (Cont.)
Tokio Marine Holdings Inc.	12,000	$469,444

		5,130,765

Malaysia (0.01%)
Genting BHD Warrants (a)	21,382	8,507

Mexico (0.78%)
Becle SAB de CV (a)	1,800	3,019
Bolsa Mexicana de Valores SAB de CV	84,100	140,351
Fibra Uno Administracion SA de CV	72,800	122,813
Grupo Televisa SAB Sponsored ADR	6,196	152,855

		419,038

Netherlands (9.42%)
ASML Holding NV	10,715	1,824,258
Heineken NV	6,020	595,173
InterXion Holding NV (a)	25,787	1,313,332
Koninklijke Philips NV	21,553	889,789
QIAGEN NV	13,720	432,180

		5,054,732

Norway (0.24%)
Statoil ASA	6,485	129,708

Spain (1.12%)
Banco Bilbao Vizcaya Argentaria SA	52,216	466,620
Cellnex Telecom SA (b)	5,983	136,901

		603,521

Sweden (1.74%)
Atlas Copco AB Class A	15,863	671,727
Investor AB B Shares	5,289	261,239

		932,966

Switzerland (6.53%)
Compagnie Financiere Richemont SA Reg.	5,033	459,979
Julius Baer Group Ltd.	18,470	1,092,922
LafargeHolcim Ltd. Reg.	4,621	270,097
Nestle SA Reg.	6,697	560,878
Novartis AG Reg.	4,963	424,880
Roche Holding AG	1,127	287,700
UBS Group AG	23,730	405,568

		3,502,024

United Kingdom (13.67%)
ASOS PLC (a)	3,634	289,982
ConvaTec Group PLC (b)	43,336	159,054
Dechra Pharmaceuticals PLC	19,718	539,011
Diageo PLC	14,632	480,957
Domino’s Pizza Group PLC	128,139	532,633
Great Portland Estates PLC	6,936	56,788
Hargreaves Lansdown PLC	40,724	807,638
Indivior PLC (a)	11,539	52,525
Just Eat PLC (a)	37,390	334,936

	Shares	Value
Common Stocks (Cont.)
United Kingdom (Cont.)
Land Securities Group PLC	8,631	$112,475
Liberty Global PLC Class A (a)	3,434	116,447
Liberty Global PLC LiLAC A (a)	324	7,698
Liberty Global PLC LiLAC C (a)	383	8,924
Liberty Global PLC Series C (a)	3,076	100,585
Lloyds Banking Group PLC	266,453	241,828
Paysafe Group PLC (a)	81,789	638,404
Reckitt Benckiser Group PLC	12,878	1,175,686
Rolls-Royce Holdings PLC	46,299	550,300
Shire PLC	10,032	509,216
Standard Chartered PLC (a)	48,414	481,111
Weir Group PLC, The	5,224	137,553

		7,333,751

United States (6.75%)
Las Vegas Sands Corp.	20,192	1,295,521
lululemon athletica Inc. (a)	5,660	352,335
Schlumberger Ltd.	9,854	687,415
Vantiv Inc. Class A (a)	6,779	477,716
Wynn Resorts Ltd.	5,420	807,146

		3,620,133

Total Common Stocks
(cost $40,768,300)		51,625,135

Preferred Stocks (0.15%)
Colombia (0.15%)
Grupo Argos SA, 0.00%	7,187	46,990
Grupo de Inversiones Suramericana, 0.00%	2,235	30,580

		77,570

Total Preferred Stocks
(cost $70,988)		77,570

6	See accompanying notes to schedules of investments.

STATE FARM VARIABLE PRODUCT TRUST INTERNATIONAL EQUITY FUND

SCHEDULE OF INVESTMENTS (continued)

September 30, 2017

(Unaudited)

	Shares	Value
Short-term Investments (3.42%)
State Street Institutional U.S. Government Money Market Fund Premier Class, 0.92% (c)	1,836,944	$1,836,944

Total Short-term Investments
(cost $ 1,836,944)		1,836,944

TOTAL INVESTMENTS (99.80%)
(cost $ 42,676,232)		53,539,649
CASH AND OTHER ASSETS, NET OF LIABILITIES (0.20%)		108,741

NET ASSETS (100.00%)		$53,648,390

(a)	Non-income producing security.

(b)	Securities exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2017, the value of these securities amounted to $1,016,585 or 1.89% of net assets.

(c)	Rate shown is the 7-day yield as of September 30, 2017.

ADR – American Depositary Receipt

FOREIGN CURRENCY DENOMINATIONS

Currency	Value	%
Euro	$18,133,454	33.87
United States Dollar	12,838,708	23.98
British Pound	7,100,097	13.26
Japanese Yen	5,130,765	9.58
Swiss Franc	3,502,024	6.54
Hong Kong Dollar	1,982,970	3.70
Canadian Dollar	1,268,495	2.37
Swedish Krona	932,966	1.74
Danish Krone	775,707	1.45
Australian Dollar	677,851	1.27
Colombian Peso	539,665	1.01
Mexican Peso	266,183	0.50
Brazilian Real	252,549	0.47
Norwegian Krone	129,708	0.24
Malaysian Ringgit	8,507	0.02

Total Investments	$53,539,649	100.00%

SECTOR CLASSIFICATIONS

Sector	Value	%
Information Technology	$12,440,087	23.20
Consumer Discretionary	9,943,945	18.54
Health Care	7,692,865	14.34
Financials	7,491,365	13.96
Consumer Staples	5,457,333	10.17
Industrials	5,088,341	9.49
Materials	1,197,560	2.23
Real Estate	1,057,108	1.97
Energy	817,123	1.52
Telecommunication Services	516,978	0.96

Total Stocks	51,702,705	96.38
Short-term Investments	1,836,944	3.42
Liabilities, Net of Cash and other Assets	108,741	0.20

Net Assets	$53,648,390	100.00%

See accompanying notes to schedules of investments.	7

STATE FARM VARIABLE PRODUCT TRUST LARGE CAP EQUITY INDEX FUND

SCHEDULE OF INVESTMENTS

September 30, 2017

(Unaudited)

	Shares	Value
Common Stocks (97.58%)
Consumer Discretionary (11.57%)
Advance Auto Parts Inc.	2,323	$230,442
Amazon.com Inc. (a)	12,253	11,779,422
AutoZone Inc. (a)	861	512,390
Best Buy Co. Inc.	8,308	473,224
BorgWarner Inc.	6,097	312,349
CarMax Inc. (a)	5,705	432,496
Carnival Corp.	12,533	809,256
CBS Corp. Class B	11,383	660,214
Charter Communications Inc. Class A (a)	6,182	2,246,662
Chipotle Mexican Grill Inc. (a)	771	237,337
Coach Inc.	8,690	350,033
Comcast Corp. Class A	144,561	5,562,707
Darden Restaurants Inc.	3,885	306,060
Delphi Automotive PLC	8,273	814,063
Discovery Communications Inc. Class A (a)	4,016	85,501
Discovery Communications Inc. Class C (a)	6,246	126,544
DISH Network Corp. Class A (a)	7,140	387,202
Dollar General Corp.	7,799	632,109
Dollar Tree Inc. (a)	7,316	635,175
DR Horton Inc.	10,651	425,294
Expedia Inc.	3,748	539,487
Foot Locker Inc.	3,990	140,528
Ford Motor Co.	120,950	1,447,771
GAP Inc., The	6,917	204,259
Garmin Ltd.	3,594	193,968
General Motors Co.	40,305	1,627,516
Genuine Parts Co.	4,531	433,390
Goodyear Tire & Rubber Co., The	7,902	262,742
H&R Block Inc.	6,576	174,132
Hanesbrands Inc.	11,106	273,652
Harley-Davidson Inc.	5,313	256,140
Hasbro Inc.	3,540	345,752
Hilton Worldwide Holdings Inc.	6,284	436,424
Home Depot Inc., The	36,227	5,925,288
Interpublic Group of Companies Inc., The	12,086	251,268
Kohl’s Corp.	5,231	238,795
L Brands Inc.	7,347	305,709
Leggett & Platt Inc.	4,189	199,941
Lennar Corp. Class A	6,178	326,198
LKQ Corp. (a)	9,502	341,977
Lowe’s Companies Inc.	25,945	2,074,043
Macy’s Inc.	9,636	210,258
Marriott International Inc. Class A	9,612	1,059,819
Mattel Inc.	10,599	164,073
McDonald’s Corp.	24,893	3,900,235
MGM Resorts International	14,878	484,874
Michael Kors Holdings Ltd. (a)	4,807	230,015
Mohawk Industries Inc. (a)	1,941	480,417
Netflix Inc. (a)	13,269	2,406,333
Newell Brands Inc.	14,936	637,319
News Corp. Class A	12,373	164,066
News Corp. Class B	3,619	49,399
NIKE Inc. Class B	40,380	2,093,703

	Shares	Value
Common Stocks (Cont.)
Consumer Discretionary (Cont.)
Nordstrom Inc.	3,499	$164,978
Omnicom Group Inc.	7,195	532,934
O’Reilly Automotive Inc. (a)	2,705	582,576
Priceline Group Inc., The (a)	1,508	2,760,877
PulteGroup Inc.	8,530	233,125
PVH Corp.	2,379	299,897
Ralph Lauren Corp.	1,762	155,567
Ross Stores Inc.	12,109	781,878
Royal Caribbean Cruises Ltd.	5,190	615,223
Scripps Networks Interactive Class A	2,935	252,087
Signet Jewelers Ltd.	1,858	123,650
Starbucks Corp.	44,800	2,406,208
Target Corp.	17,050	1,006,120
Tiffany & Co.	3,138	288,006
Time Warner Inc.	23,903	2,448,862
TJX Companies Inc., The	19,554	1,441,716
Tractor Supply Co.	3,897	246,641
TripAdvisor Inc. (a)	3,492	141,531
Twenty-First Century Fox Inc. Class A	32,347	853,314
Twenty-First Century Fox Inc. Class B	13,497	348,088
Ulta Beauty Inc. (a)	1,804	407,812
Under Armour Inc. Class A (a)	5,882	96,935
Under Armour Inc. Class C (a)	5,923	88,963
VF Corp.	9,885	628,389
Viacom Inc. Class B	10,845	301,925
Walt Disney Co., The	47,434	4,675,569
Whirlpool Corp.	2,243	413,699
Wyndham Worldwide Corp.	3,175	334,677
Wynn Resorts Ltd.	2,512	374,087
Yum! Brands Inc.	10,240	753,767

		78,657,072

Consumer Staples (8.03%)
Altria Group Inc.	58,961	3,739,307
Archer-Daniels-Midland Co.	17,288	734,913
Brown-Forman Corp. Class B	5,401	293,274
Campbell Soup Co.	5,850	273,897
Church & Dwight Co. Inc.	7,617	369,044
Clorox Co., The	3,952	521,308
Coca-Cola Co., The	117,973	5,309,965
Colgate-Palmolive Co.	27,070	1,972,050
Conagra Brands Inc.	12,695	428,329
Constellation Brands Inc. Class A	5,320	1,061,074
Costco Wholesale Corp.	13,479	2,214,465
Coty Inc. Class A	14,692	242,859
CVS Health Corp.	31,241	2,540,518
Dr Pepper Snapple Group Inc.	5,631	498,175
Estee Lauder Companies Inc.
Class A, The	6,908	744,959
General Mills Inc.	17,826	922,674
Hershey Co., The	4,396	479,911
Hormel Foods Corp.	8,353	268,465
JM Smucker Co., The	3,491	366,311
Kellogg Co.	7,763	484,178
Kimberly-Clark Corp.	10,858	1,277,769
Kraft Heinz Co., The	18,466	1,432,038

8	See accompanying notes to schedules of investments.

STATE FARM VARIABLE PRODUCT TRUST LARGE CAP EQUITY INDEX FUND

SCHEDULE OF INVESTMENTS (continued)

September 30, 2017

(Unaudited)

	Shares	Value
Common Stocks (Cont.)
Consumer Staples (Cont.)
Kroger Co., The	27,577	$553,195
McCormick & Company Inc.	3,460	355,134
Molson Coors Brewing Co. Class B	5,665	462,491
Mondelez International Inc. Class A	46,333	1,883,900
Monster Beverage Corp. (a)	12,452	687,973
PepsiCo Inc.	43,901	4,891,888
Philip Morris International Inc.	47,731	5,298,618
Procter & Gamble Co., The	78,367	7,129,830
Sysco Corp.	14,925	805,204
Tyson Foods Inc. Class A	8,927	628,907
Walgreens Boots Alliance Inc.	28,282	2,183,936
Wal-Mart Stores Inc.	44,983	3,514,971

		54,571,530

Energy (5.95%)
Anadarko Petroleum Corp.	17,309	845,545
Andeavor	4,436	457,573
Apache Corp.	11,658	533,936
Baker Hughes, a GE Co.	12,986	475,547
Cabot Oil & Gas Corp.	14,178	379,262
Chesapeake Energy Corp. (a)	24,113	103,686
Chevron Corp.	58,237	6,842,848
Cimarex Energy Co.	2,998	340,783
Concho Resources Inc. (a)	4,582	603,541
ConocoPhillips	37,399	1,871,820
Devon Energy Corp.	16,442	603,586
EOG Resources Inc.	17,861	1,727,873
EQT Corp.	5,414	353,209
Exxon Mobil Corp.	130,220	10,675,436
Halliburton Co.	26,671	1,227,666
Helmerich & Payne Inc.	3,222	167,898
Hess Corp.	8,322	390,219
Kinder Morgan Inc.	59,002	1,131,658
Marathon Oil Corp.	26,538	359,855
Marathon Petroleum Corp.	15,558	872,493
National-Oilwell Varco Inc.	11,849	423,365
Newfield Exploration Co. (a)	6,416	190,363
Noble Energy Inc.	14,038	398,118
Occidental Petroleum Corp.	23,643	1,518,117
ONEOK Inc.	11,741	650,569
Phillips 66	13,205	1,209,710
Pioneer Natural Resources Co.	5,260	776,060
Range Resources Corp.	5,667	110,903
Schlumberger Ltd.	42,701	2,978,822
TechnipFMC PLC (a)	13,497	376,836
Valero Energy Corp.	13,573	1,044,171
Williams Companies Inc., The	25,572	767,415

		40,408,883

Financials (14.24%)
Affiliated Managers Group Inc.	1,747	331,633
Aflac Inc.	12,146	988,563
Allstate Corp., The	11,105	1,020,661
American Express Co.	22,548	2,039,692
American International Group Inc.	27,209	1,670,361
Ameriprise Financial Inc.	4,714	700,076

	Shares	Value
Common Stocks (Cont.)
Financials (Cont.)
Aon PLC	7,816	$1,141,918
Arthur J. Gallagher & Co.	5,494	338,156
Assurant Inc.	1,675	159,996
Bank of America Corp.	301,543	7,641,100
Bank of New York Mellon Corp.	31,751	1,683,438
BB&T Corp.	24,834	1,165,708
Berkshire Hathaway Inc. Class B (a)	58,781	10,775,733
BlackRock Inc.	3,755	1,678,823
Brighthouse Financial Inc. (a)	2,946	179,100
Capital One Financial Corp.	14,925	1,263,551
CBOE Holdings Inc.	2,876	309,544
Charles Schwab Corp., The	36,627	1,602,065
Chubb Ltd.	14,303	2,038,893
Cincinnati Financial Corp.	4,653	356,280
Citigroup Inc.	83,731	6,090,593
Citizens Financial Group Inc.	15,387	582,706
CME Group Inc.	10,512	1,426,268
Comerica Inc.	5,440	414,854
Discover Financial Services	11,443	737,845
E*TRADE Financial Corp. (a)	8,582	374,261
Everest Re Group Ltd.	1,286	293,710
Fifth Third Bancorp	22,641	633,495
Franklin Resources Inc.	10,654	474,210
Goldman Sachs Group Inc., The	11,057	2,622,610
Hartford Financial Services Group Inc., The	11,374	630,461
Huntington Bancshares Inc.	33,312	465,036
Intercontinental Exchange Inc.	18,327	1,259,065
Invesco Ltd.	12,664	443,747
JPMorgan Chase & Co.	108,145	10,328,929
KeyCorp	33,422	629,002
Leucadia National Corp.	10,148	256,237
Lincoln National Corp.	6,808	500,252
Loews Corp.	8,471	405,422
M&T Bank Corp.	4,669	751,896
Marsh & McLennan Companies Inc.	15,953	1,337,021
MetLife Inc.	32,664	1,696,895
Moody’s Corp.	5,142	715,818
Morgan Stanley	43,460	2,093,468
Nasdaq Inc.	3,520	273,046
Navient Corp.	8,424	126,528
Northern Trust Corp.	6,633	609,772
People’s United Financial Inc.	10,789	195,712
PNC Financial Services Group Inc.	14,727	1,984,758
Principal Financial Group Inc.	8,298	533,893
Progressive Corp., The	17,979	870,543
Prudential Financial Inc.	13,123	1,395,237
Raymond James Financial Inc.	3,890	328,044
Regions Financial Corp.	37,131	565,505
S&P Global Inc.	7,974	1,246,416
State Street Corp.	10,949	1,046,067
Suntrust Banks Inc.	14,749	881,548
Synchrony Financial	22,976	713,405
T. Rowe Price Group Inc.	7,456	675,886
Torchmark Corp.	3,298	264,137
Travelers Companies Inc., The	8,480	1,038,970

See accompanying notes to schedules of investments.	9

STATE FARM VARIABLE PRODUCT TRUST LARGE CAP EQUITY INDEX FUND

SCHEDULE OF INVESTMENTS (continued)

September 30, 2017

(Unaudited)

	Shares	Value
Common Stocks (Cont.)
Financials (Cont.)
U.S. Bancorp	49,017	$2,626,821
Unum Group	7,036	359,751
Wells Fargo & Co.	137,297	7,571,930
Willis Towers Watson PLC	3,933	606,587
XL Group Ltd.	7,927	312,720
Zions Bancorporation	6,287	296,616

		96,772,984

Health Care (14.14%)
Abbott Laboratories	53,702	2,865,539
AbbVie Inc.	48,990	4,353,251
Aetna Inc.	10,194	1,620,948
Agilent Technologies Inc.	9,877	634,103
Alexion Pharmaceuticals Inc. (a)	6,945	974,314
Align Technology Inc. (a)	2,217	412,961
Allergan PLC	10,274	2,105,656
AmerisourceBergen Corp.	4,983	412,343
Amgen Inc.	22,424	4,180,955
Anthem Inc.	8,070	1,532,332
Baxter International Inc.	15,142	950,160
Becton, Dickinson and Co.	7,050	1,381,448
Biogen Inc. (a)	6,498	2,034,654
Boston Scientific Corp. (a)	42,424	1,237,508
Bristol-Myers Squibb Co.	50,398	3,212,369
C.R. Bard Inc.	2,236	716,638
Cardinal Health Inc.	9,702	649,258
Celgene Corp. (a)	24,043	3,505,950
Centene Corp. (a)	5,324	515,203
Cerner Corp. (a)	9,035	644,376
Cigna Corp.	7,738	1,446,542
Cooper Companies Inc., The	1,535	363,964
Danaher Corp.	18,927	1,623,558
DaVita Inc. (a)	4,761	282,756
Dentsply Sirona Inc.	6,996	418,431
Edwards Lifesciences Corp. (a)	6,498	710,296
Eli Lilly and Co.	29,775	2,546,954
Envision Healthcare Corp. (a)	3,524	158,404
Express Scripts Holding Co. (a)	17,749	1,123,867
Gilead Sciences Inc.	40,134	3,251,657
HCA Healthcare Inc. (a)	8,864	705,486
Henry Schein Inc. (a)	4,918	403,227
Hologic Inc. (a)	8,740	320,671
Humana Inc.	4,472	1,089,513
IDEXX Laboratories Inc. (a)	2,713	421,844
Illumina Inc. (a)	4,520	900,384
Incyte Corp. (a)	5,258	613,819
Intuitive Surgical Inc. (a)	1,143	1,195,441
Johnson & Johnson	82,485	10,723,875
Laboratory Corp. of America Holdings (a)	3,165	477,820
McKesson Corp.	6,525	1,002,305
Medtronic PLC	41,629	3,237,487
Merck & Co. Inc.	84,057	5,382,170
Mettler-Toledo International Inc. (a)	793	496,545
Mylan NV (a)	16,481	517,009
Patterson Companies Inc.	2,421	93,572

	Shares	Value
Common Stocks (Cont.)
Health Care (Cont.)
PerkinElmer Inc.	3,329	$229,601
Perrigo Co. PLC	4,076	345,033
Pfizer Inc.	183,404	6,547,523
Quest Diagnostics Inc.	4,241	397,127
Quintiles IMS Holdings Inc. (a)	4,243	403,382
Regeneron Pharmaceuticals Inc. (a)	2,357	1,053,862
ResMed Inc.	4,311	331,775
Stryker Corp.	9,620	1,366,232
Thermo Fisher Scientific Inc.	12,114	2,291,969
UnitedHealth Group Inc.	29,714	5,819,487
Universal Health Services Inc. Class B	2,716	301,313
Varian Medical Systems Inc. (a)	2,827	282,870
Vertex Pharmaceuticals Inc. (a)	7,702	1,171,012
Waters Corp. (a)	2,477	444,671
Zimmer Biomet Holdings Inc.	6,201	726,075
Zoetis Inc.	15,193	968,704

		96,128,199

Industrials (9.99%)
3M Co.	18,340	3,849,566
A.O. Smith Corp.	4,500	267,435
Acuity Brands Inc.	1,294	221,636
Alaska Air Group Inc.	3,877	295,699
Allegion PLC	2,969	256,729
American Airlines Group Inc.	13,320	632,567
AMETEK Inc.	7,122	470,337
Arconic Inc.	11,927	296,744
Boeing Co., The	17,075	4,340,636
Caterpillar Inc.	18,224	2,272,715
CH Robinson Worldwide Inc.	4,270	324,947
Cintas Corp.	2,622	378,302
CSX Corp.	28,068	1,522,970
Cummins Inc.	4,779	803,015
Deere & Co.	9,830	1,234,550
Delta Air Lines Inc.	20,471	987,112
Dover Corp.	4,843	442,602
Eaton Corp. PLC	13,670	1,049,719
Emerson Electric Co.	19,669	1,236,000
Equifax Inc.	3,709	393,117
Expeditors International of Washington Inc.	5,615	336,114
Fastenal Co.	8,850	403,383
FedEx Corp.	7,621	1,719,145
Flowserve Corp.	4,015	170,999
Fluor Corp.	4,304	181,198
Fortive Corp.	9,283	657,144
Fortune Brands Home & Security Inc.	4,766	320,418
General Dynamics Corp.	8,559	1,759,559
General Electric Co.	266,076	6,433,718
Honeywell International Inc.	23,428	3,320,685
IHS Markit Ltd. (a)	11,164	492,109
Illinois Tool Works Inc.	9,519	1,408,431
Ingersoll-Rand PLC	7,796	695,169
J.B. Hunt Transport Services Inc.	2,608	289,697
Jacobs Engineering Group Inc.	3,724	216,997
Johnson Controls International PLC	28,654	1,154,470

10	See accompanying notes to schedules of investments.

STATE FARM VARIABLE PRODUCT TRUST LARGE CAP EQUITY INDEX FUND

SCHEDULE OF INVESTMENTS (continued)

September 30, 2017

(Unaudited)

	Shares	Value
Common Stocks (Cont.)
Industrials (Cont.)
Kansas City Southern	3,233	$351,362
L3 Technologies Inc.	2,400	452,232
Lockheed Martin Corp.	7,709	2,392,026
Masco Corp.	9,791	381,947
Nielsen Holdings PLC	10,464	433,733
Norfolk Southern Corp.	8,856	1,171,117
Northrop Grumman Corp.	5,352	1,539,877
PACCAR Inc.	10,841	784,238
Parker Hannifin Corp.	4,103	718,107
Pentair PLC	5,075	344,897
Quanta Services Inc. (a)	4,433	165,661
Raytheon Co.	8,920	1,664,294
Republic Services Inc.	7,035	464,732
Robert Half International Inc.	3,981	200,404
Rockwell Automation Inc.	3,965	706,603
Rockwell Collins Inc.	5,012	655,119
Roper Technologies Inc.	3,170	771,578
Snap-on Inc.	1,784	265,834
Southwest Airlines Co.	16,923	947,350
Stanley Black & Decker Inc.	4,735	714,843
Stericycle Inc. (a)	2,620	187,644
Textron Inc.	8,244	444,187
TransDigm Group Inc.	1,492	381,430
Union Pacific Corp.	24,597	2,852,514
United Continental Holdings Inc. (a)	7,947	483,813
United Parcel Service Inc. Class B	21,167	2,541,945
United Rentals Inc. (a)	2,597	360,308
United Technologies Corp.	22,830	2,650,106
Verisk Analytics Inc. (a)	4,835	402,224
W.W. Grainger Inc.	1,630	292,992
Waste Management Inc.	12,441	973,757
Xylem Inc.	5,538	346,844

		67,879,352

Information Technology (22.67%)
Accenture PLC Class A	19,190	2,591,993
Activision Blizzard Inc.	23,200	1,496,632
Adobe Systems Inc. (a)	15,163	2,262,016
Advanced Micro Devices Inc. (a)	24,271	309,455
Akamai Technologies Inc. (a)	5,232	254,903
Alliance Data Systems Corp.	1,483	328,559
Alphabet Inc. Class A (a)	9,160	8,919,275
Alphabet Inc. Class C (a)	9,233	8,855,463
Amphenol Corp. Class A	9,488	803,064
Analog Devices Inc.	11,338	976,995
ANSYS Inc. (a)	2,611	320,448
Apple Inc.	158,738	24,464,701
Applied Materials Inc.	32,775	1,707,250
Autodesk Inc. (a)	6,736	756,183
Automatic Data Processing Inc.	13,657	1,492,983
Broadcom Ltd.	12,413	3,010,649
CA Inc.	9,861	329,160
Cadence Design Systems Inc. (a)	8,611	339,876
Cisco Systems Inc.	153,661	5,167,619

	Shares	Value
Common Stocks (Cont.)
Information Technology (Cont.)
Citrix Systems Inc. (a)	4,601	$353,449
Cognizant Technology Solutions
Corp. Class A	18,214	1,321,244
Corning Inc.	27,757	830,489
CSRA Inc.	4,532	146,248
DXC Technology Co.	8,763	752,566
eBay Inc. (a)	31,140	1,197,644
Electronic Arts Inc. (a)	9,488	1,120,153
F5 Networks Inc. (a)	1,947	234,730
Facebook Inc. Class A (a)	72,845	12,447,025
Fidelity National Information Services Inc.	10,229	955,286
Fiserv Inc. (a)	6,468	834,113
FLIR Systems Inc.	4,087	159,025
Gartner Inc. (a)	2,843	353,698
Global Payments Inc.	4,689	445,596
Harris Corp.	3,681	484,714
Hewlett Packard Enterprise Co.	50,481	742,576
HP Inc.	51,330	1,024,547
Intel Corp.	144,409	5,499,095
International Business Machines Corp.	26,450	3,837,366
Intuit Inc.	7,539	1,071,588
Juniper Networks Inc.	11,688	325,277
KLA-Tencor Corp.	4,895	518,870
Lam Research Corp.	4,985	922,424
Mastercard Inc. Class A	28,697	4,052,016
Microchip Technology Inc.	7,084	636,002
Micron Technology Inc. (a)	34,237	1,346,541
Microsoft Corp.	236,705	17,632,155
Motorola Solutions Inc.	5,072	430,461
NetApp Inc.	8,354	365,571
NVIDIA Corp.	18,406	3,290,441
Oracle Corp.	92,947	4,493,987
Paychex Inc.	9,866	591,565
PayPal Holdings Inc. (a)	34,559	2,212,813
Qorvo Inc. (a)	3,991	282,084
QUALCOMM Inc.	45,668	2,367,429
Red Hat Inc. (a)	5,463	605,628
salesforce.com inc. (a)	20,699	1,933,701
Seagate Technology PLC	8,846	293,422
Skyworks Solutions Inc.	5,698	580,626
Symantec Corp.	18,675	612,727
Synopsys Inc. (a)	4,589	369,552
TE Connectivity Ltd.	10,860	902,032
Texas Instruments Inc.	30,426	2,727,387
Total System Services Inc.	5,207	341,059
VeriSign Inc. (a)	2,728	290,232
Visa Inc. Class A	56,220	5,916,593
Western Digital Corp.	9,006	778,118
Western Union Co.	14,565	279,648
Xerox Corp.	6,504	216,518
Xilinx Inc.	7,773	550,569

		154,063,824

See accompanying notes to schedules of investments.	11

STATE FARM VARIABLE PRODUCT TRUST LARGE CAP EQUITY INDEX FUND

SCHEDULE OF INVESTMENTS (continued)

September 30, 2017

(Unaudited)

	Shares	Value
Common Stocks (Cont.)
Materials (2.91%)
Air Products & Chemicals Inc.	6,742	$1,019,525
Albemarle Corp.	3,401	463,590
Avery Dennison Corp.	2,750	270,435
Ball Corp.	10,974	453,226
CF Industries Holdings Inc.	7,297	256,563
DowDuPont Inc.	71,706	4,964,195
Eastman Chemical Co.	4,465	404,038
Ecolab Inc.	8,004	1,029,394
FMC Corp.	4,123	368,225
Freeport-McMoRan Inc. (a)	41,039	576,188
International Flavors & Fragrances Inc.	2,480	354,417
International Paper Co.	12,731	723,375
LyondellBasell Industries NV Class A	9,974	987,925
Martin Marietta Materials Inc.	1,938	399,674
Monsanto Co.	13,501	1,617,690
Mosaic Co., The	11,033	238,202
Newmont Mining Corp.	16,493	618,652
Nucor Corp.	9,848	551,882
Packaging Corporation of America	2,860	327,985
PPG Industries Inc.	7,926	861,239
Praxair Inc.	8,791	1,228,454
Sealed Air Corp.	6,083	259,866
Sherwin-Williams Co., The	2,508	897,964
Vulcan Materials Co.	4,081	488,088
WestRock Co.	7,752	439,771

		19,800,563

Real Estate (2.92%)
Alexandria Real Estate Equities Inc.	2,813	334,663
American Tower Corp.	13,160	1,798,709
Apartment Investment and Management Co.	4,750	208,335
AvalonBay Communities Inc.	4,276	762,924
Boston Properties Inc.	4,753	584,049
CBRE Group Inc. Class A (a)	9,382	355,390
Crown Castle International Corp.	12,470	1,246,751
Digital Realty Trust Inc.	6,288	744,059
Duke Realty Corp.	10,932	315,060
Equinix Inc.	2,414	1,077,368
Equity Residential	11,377	750,086
Essex Property Trust Inc.	2,010	510,600
Extra Space Storage Inc.	3,883	310,329
Federal Realty Investment Trust	2,250	279,472
GGP Inc.	17,743	368,522
HCP Inc.	14,435	401,726
Host Hotels & Resorts Inc.	22,738	420,426
Iron Mountain Inc.	7,656	297,818
Kimco Realty Corp.	13,246	258,959
Macerich Co., The	3,346	183,930
Mid-America Apartment Communities Inc.	3,521	376,324
Prologis Inc.	16,403	1,040,934
Public Storage	4,628	990,346
Realty Income Corp.	8,427	481,940
Regency Centers Corp.	4,600	285,384

	Shares	Value
Common Stocks (Cont.)
Real Estate (Cont.)
SBA Communications Corp. (a)	3,750	$540,188
Simon Property Group Inc.	9,645	1,552,941
SL Green Realty Corp.	3,135	317,638
UDR Inc.	8,298	315,573
Ventas Inc.	10,986	715,518
Vornado Realty Trust	5,301	407,541
Welltower Inc.	11,329	796,202
Weyerhaeuser Co.	23,207	789,735

		19,819,440

Telecommunication Services (2.12%)
AT&T Inc.	188,694	7,391,144
CenturyLink Inc.	16,837	318,219
Level 3 Communications Inc. (a)	9,054	482,488
Verizon Communications Inc.	125,367	6,204,413

		14,396,264

Utilities (3.04%)
AES Corp., The	20,195	222,549
Alliant Energy Corp.	7,053	293,193
Ameren Corp.	7,604	439,815
American Electric Power Company Inc.	15,115	1,061,678
American Water Works Co. Inc.	5,422	438,694
CenterPoint Energy Inc.	13,112	383,002
CMS Energy Corp.	8,563	396,638
Consolidated Edison Inc.	9,463	763,475
Dominion Energy Inc.	19,468	1,497,673
DTE Energy Co.	5,550	595,848
Duke Energy Corp.	21,509	1,805,035
Edison International	10,090	778,645
Entergy Corp.	5,605	427,998
Eversource Energy	9,786	591,466
Exelon Corp.	28,629	1,078,454
FirstEnergy Corp.	13,695	422,217
NextEra Energy Inc.	14,388	2,108,561
NiSource Inc.	10,342	264,652
NRG Energy Inc.	9,239	236,426
PG&E Corp.	15,810	1,076,503
Pinnacle West Capital Corp.	3,476	293,931
PPL Corp.	21,151	802,680
Public Service Enterprise Group Inc.	15,634	723,072
SCANA Corp.	4,506	218,496
Sempra Energy	7,766	886,334
Southern Co.	30,778	1,512,431
WEC Energy Group Inc.	9,750	612,105
Xcel Energy Inc.	15,726	744,155

		20,675,726

Total Common Stocks
(cost $406,648,050)		663,173,837

12	See accompanying notes to schedules of investments.

STATE FARM VARIABLE PRODUCT TRUST LARGE CAP EQUITY INDEX FUND

SCHEDULE OF INVESTMENTS (continued)

September 30, 2017

(Unaudited)

	Shares	Value
Short-term Investments (2.24%)
State Street Institutional U.S. Government Money Market Fund Premier Class, 0.92% (b)	15,218,400	$15,218,400

Total Short-term Investments
(cost $ 15,218,400)		15,218,400

TOTAL INVESTMENTS (99.82%)
(cost $ 421,866,450)		678,392,237
CASH (c) AND OTHER ASSETS, NET OF LIABILITIES (0.18%)		1,203,471

NET ASSETS (100.00%)		$679,595,708

(a)	Non-income producing security.

(b)	Rate shown is the 7-day yield as of September 30, 2017.

(c)	At September 30, 2017, cash in the amount of $591,600 has been pledged to cover, in whole or in part, margin requirements for open futures contracts.

OPEN FUTURES CONTRACTS

Description	Contracts Purchased	Expiration	Notional Value	Market Value	Unrealized Gain (Loss)
S&P 500 Mini Index	130	December 2017	$16,073,180	$16,354,650	$281,470

See accompanying notes to schedules of investments.	13

STATE FARM VARIABLE PRODUCT TRUST SMALL CAP EQUITY INDEX FUND

SCHEDULE OF INVESTMENTS

September 30, 2017

(Unaudited)

	Shares	Value
Common Stocks (99.17%)
Consumer Discretionary (11.89%)
1-800-FLOWERS.COM Inc. (a)	4,167	$41,045
Aaron’s Inc.	10,318	450,174
Abercrombie & Fitch Co. Class A	11,294	163,085
Acushnet Holdings Corp.	3,742	66,458
Adtalem Global Education Inc.	10,125	362,981
AMC Entertainment Holdings Inc. Class A	8,847	130,051
American Axle & Manufacturing Holdings Inc. (a)	13,039	229,226
American Eagle Outfitters Inc.	26,441	378,106
American Outdoor Brands Corp. (a)	8,298	126,544
American Public Education Inc. (a)	2,504	52,709
America’s Car-Mart Inc. (a)	1,013	41,660
Asbury Automotive Group Inc. (a)	3,060	186,966
Ascena Retail Group Inc. (a)	28,544	69,933
Ascent Capital Group LLC Class A (a)	1,722	22,455
At Home Group Inc. (a)	612	13,978
AV Homes Inc. (a)	1,911	32,774
Barnes & Noble Education Inc. (a)	6,556	42,680
Barnes & Noble Inc.	8,873	67,435
Bassett Furniture Industries Inc.	1,671	62,997
Beasley Broadcast Group Inc. Class A	779	9,114
Beazer Homes USA Inc. (a)	5,112	95,799
Belmond Ltd. Class A (a)	14,631	199,713
Big 5 Sporting Goods Corp.	3,207	24,538
Big Lots Inc.	6,985	374,186
Biglari Holdings Inc. (a)	174	57,992
BJ’s Restaurants Inc. (a)	3,361	102,342
Bloomin’ Brands Inc.	14,562	256,291
Bob Evans Farms Inc.	3,220	249,582
Bojangles’ Inc. (a)	2,807	37,894
Boot Barn Holdings Inc (a)	2,546	22,659
Boyd Gaming Corp.	13,588	353,967
Bridgepoint Education Inc. (a)	2,834	27,206
Brinker International Inc.	8,033	255,931
Buckle Inc., The	4,664	78,588
Buffalo Wild Wings Inc. (a)	2,431	256,957
Build-A-Bear Workshop Inc. (a)	2,409	22,042
Caesars Acquisition Co. Class A (a)	7,829	167,932
Caesars Entertainment Corp. (a)	9,239	123,341
Caleres Inc.	6,825	208,299
Callaway Golf Co.	15,475	223,304
Cambium Learning Group Inc. (a)	2,353	15,600
Camping World Holdings Inc. Class A	3,667	149,394
Capella Education Co.	1,879	131,812
Career Education Corp. (a)	11,253	116,919
Carriage Services Inc.	2,465	63,104
Carrols Restaurant Group Inc. (a)	5,896	64,266
Carvana Co. (a)	2,476	36,348
Cato Corp. Class A	3,262	43,156
Cavco Industries Inc. (a)	1,397	206,127
Central European Media Enterprises Ltd. Class A (a)	13,319	53,942
Century Casinos Inc. (a)	3,348	27,487
Century Communities Inc. (a)	3,105	76,694
Cheesecake Factory Inc., The	7,325	308,529

	Shares	Value
Common Stocks (Cont.)
Consumer Discretionary (Cont.)
Chegg Inc. (a)	15,159	$224,960
Chico’s FAS Inc.	20,949	187,494
Children’s Place Inc., The	2,716	320,895
Churchill Downs Inc.	2,202	454,052
Chuy’s Holdings Inc. (a)	2,710	57,046
Citi Trends Inc.	2,483	49,337
Clarus Corp. (a)	3,234	24,255
Clear Channel Outdoor Holdings Inc. Class A	5,930	27,574
Collectors Universe Inc.	1,230	29,483
Columbia Sportswear Co.	4,721	290,719
Conn’s Inc. (a)	3,194	89,911
Container Store Group Inc., The (a)	2,620	11,030
Cooper Tire & Rubber Co.	8,646	323,360
Cooper-Standard Holdings Inc. (a)	2,851	330,630
Core-Mark Holding Company Inc.	7,490	240,729
Cracker Barrel Old Country Store Inc.	3,086	467,899
Crocs Inc. (a)	12,106	117,428
CSS Industries Inc.	1,460	42,077
Culp Inc.	1,827	59,834
Daily Journal Corp. (a)	186	40,661
Dana Inc.	23,139	646,966
Dave & Buster’s Entertainment Inc. (a)	6,581	345,371
Deckers Outdoor Corp. (a)	5,151	352,380
Del Frisco’s Restaurant Group Inc. (a)	3,745	54,490
Del Taco Restaurants Inc. (a)	5,349	82,054
Delta Apparel Inc. (a)	1,143	24,586
Denny’s Corp. (a)	10,183	126,778
Dillard’s Inc. Class A	2,153	120,719
DineEquity Inc.	2,668	114,671
Dorman Products Inc. (a)	4,392	314,555
Drive Shack Inc.	10,114	36,512
DSW Inc. Class A	10,222	219,569
Duluth Holdings Inc. (a)	1,560	31,652
E.W. Scripps Co. Class A, The (a)	9,432	180,246
El Pollo Loco Holdings Inc. (a)	3,297	40,059
Eldorado Resorts Inc. (a)	7,570	194,170
Emerald Expositions Events Inc.	2,622	60,935
Empire Resorts Inc. (a)	502	11,220
Entercom Communications Corp. Class A	4,280	49,006
Entravision Communications Corp. Class A	11,523	65,681
Eros International PLC (a)	3,821	54,640
Escalade Inc.	1,657	22,535
Ethan Allen Interiors Inc.	4,133	133,909
Express Inc. (a)	12,291	83,087
Fiesta Restaurant Group Inc. (a)	4,436	84,284
Finish Line Inc. Class A, The	6,478	77,930
Five Below Inc. (a)	8,589	471,364
Flexsteel Industries Inc.	1,226	62,158
Fogo De Chao Inc. (a)	1,510	18,724
Fossil Group Inc. (a)	7,146	66,672
Fox Factory Holding Corp. (a)	5,688	245,153
Francesca’s Holdings Corp. (a)	6,303	46,390
Fred’s Inc. Class A	5,752	37,043

14	See accompanying notes to schedules of investments.

STATE FARM VARIABLE PRODUCT TRUST SMALL CAP EQUITY INDEX FUND

SCHEDULE OF INVESTMENTS (continued)

September 30, 2017

(Unaudited)

	Shares	Value
Common Stocks (Cont.)
Consumer Discretionary (Cont.)
FTD Companies Inc. (a)	2,962	$38,624
Gaia Inc. (a)	1,361	16,332
Gannett Co. Inc.	18,731	168,579
Genesco Inc. (a)	3,121	83,019
Gentherm Inc. (a)	6,020	223,643
G-III Apparel Group Ltd. (a)	6,806	197,510
Global Eagle Entertainment Inc. (a)	7,610	26,026
GNC Holdings Inc. Class A	10,477	92,617
Golden Entertainment Inc. (a)	1,686	41,105
GoPro Inc. Class A (a)	16,810	185,078
Grand Canyon Education Inc. (a)	7,626	692,593
Gray Television Inc. (a)	10,610	166,577
Green Brick Partners Inc. (a)	3,967	39,273
Group 1 Automotive Inc.	3,075	222,814
Groupon Inc. (a)	55,181	286,941
Guess? Inc.	9,896	168,529
Habit Restaurants Inc., The Class A (a)	3,285	42,869
Haverty Furniture Companies Inc.	3,198	83,628
Helen of Troy Ltd. (a)	4,434	429,655
Hemisphere Media Group Inc. (a)	2,547	30,437
Hibbett Sports Inc. (a)	3,492	49,761
Hooker Furniture Corp.	1,860	88,815
Horizon Global Corp. (a)	4,157	73,329
Houghton Mifflin Harcourt Co. (a)	16,819	202,669
Hovnanian Enterprises Inc. Class A (a)	19,950	38,504
HSN Inc.	5,171	201,928
Iconix Brand Group Inc. (a)	8,240	46,886
ILG Inc.	17,293	462,242
IMAX Corp. (a)	8,841	200,249
Inspired Entertainment Inc. (a)	651	8,626
Installed Building Products Inc. (a)	3,510	227,448
International Speedway Corp. Class A	4,042	145,512
iRobot Corp. (a)	4,303	331,589
J. Alexander’s Holdings Inc. (a)	2,203	25,555
J.C. Penney Company Inc. (a)	50,535	192,538
J.Jill Inc. (a)	1,902	20,713
Jack in the Box Inc.	4,663	475,253
Johnson Outdoors Inc. Class A	858	62,874
K12 Inc. (a)	5,526	98,584
KB Home	13,704	330,540
Kirkland’s Inc. (a)	2,458	28,095
La Quinta Holdings Inc. (a)	13,390	234,325
Lands’ End Inc. (a)	2,377	31,376
Laureate Education Inc. Class A (a)	5,786	84,186
La-Z-Boy Inc.	7,860	211,434
LCI Industries	3,879	449,382
LGI Homes Inc. (a)	2,823	137,113
Libbey Inc.	3,544	32,817
Liberty Media Corp.-Liberty Braves Class A (a)	1,490	37,801
Liberty Media Corp.-Liberty Braves Class C (a)	5,595	141,386
Liberty Tax Inc.	961	13,838
Liberty TripAdvisor Holdings Inc. Class A (a)	11,928	147,311
Lifetime Brands Inc.	1,738	31,805
Lindblad Expeditions Holdings Inc. (a)	3,244	34,711

	Shares	Value
Common Stocks (Cont.)
Consumer Discretionary (Cont.)
Lithia Motors Inc. Class A	3,792	$456,216
Loral Space & Communications Inc. (a)	2,095	103,702
Lumber Liquidators Holdings Inc. (a)	4,622	180,166
M.D.C. Holdings Inc.	6,507	216,097
M/I Homes Inc. (a)	4,030	107,722
Malibu Boats Inc. Class A (a)	3,300	104,412
Marcus Corp., The	3,045	84,346
Marine Products Corp.	913	14,654
MarineMax Inc. (a)	4,225	69,924
Marriott Vacations Worldwide Corp.	3,583	446,191
MCBC Holdings Inc. (a)	2,995	61,038
MDC Partners Inc. Class A (a)	8,479	93,269
Meredith Corp.	6,434	357,087
Meritage Homes Corp. (a)	6,272	278,477
Modine Manufacturing Co. (a)	7,757	149,322
Monarch Casino & Resort Inc. (a)	1,657	65,501
Monro Inc.	5,114	286,640
Motorcar Parts of America Inc. (a)	3,070	90,442
Movado Group Inc.	2,610	73,080
MSG Networks Inc. Class A (a)	9,763	206,976
NACCO Industries Inc. Class A	677	58,087
Nathan’s Famous Inc. (a)	487	36,014
National CineMedia Inc.	10,323	72,055
Nautilus Inc. (a)	5,036	85,108
New Home Company Inc., The (a)	2,045	22,822
New Media Investment Group Inc.	8,409	124,369
New York Times Co. Class A, The	19,916	390,354
Nexstar Media Group Inc.	7,400	461,020
Noodles & Company (a)	1,864	8,202
NutriSystem Inc.	4,884	273,016
Office Depot Inc.	83,399	378,631
Ollie’s Bargain Outlet Holdings Inc. (a)	7,737	358,997
Overstock.com Inc. (a)	2,710	80,487
Oxford Industries Inc.	2,679	170,224
Papa John’s International Inc.	4,305	314,566
Party City Holdco Inc. (a)	4,427	59,986
Penn National Gaming Inc. (a)	12,395	289,919
Perry Ellis International Inc. (a)	2,020	47,793
PetMed Express Inc.	3,201	106,113
PICO Holdings Inc. (a)	3,845	64,212
Pier 1 Imports Inc.	13,599	56,980
Pinnacle Entertainment Inc. (a)	8,650	184,332
Planet Fitness Inc. Class A	13,755	371,110
Potbelly Corp. (a)	3,870	47,988
RCI Hospitality Holdings Inc.	1,454	35,986
Reading International Inc. Class A (a)	2,699	42,428
Red Lion Hotels Corp. (a)	2,134	18,459
Red Robin Gourmet Burgers Inc. (a)	2,157	144,519
Red Rock Resorts Inc. Class A	11,140	258,002
Regis Corp. (a)	5,290	75,488
Rent-A-Center Inc.	7,035	80,762
RH (a)	3,198	224,883
Ruby Tuesday Inc. (a)	9,666	20,685
Ruth’s Hospitality Group Inc.	4,829	101,168
Saga Communications Inc. Class A	599	27,314
Salem Media Group Inc.	1,745	11,517

See accompanying notes to schedules of investments.	15

STATE FARM VARIABLE PRODUCT TRUST SMALL CAP EQUITY INDEX FUND

SCHEDULE OF INVESTMENTS (continued)

September 30, 2017

(Unaudited)

	Shares	Value
Common Stocks (Cont.)
Consumer Discretionary (Cont.)
Scholastic Corp.	4,486	$166,879
Scientific Games Corp. Class A (a)	8,629	395,640
Sears Holdings Corp. (a)	1,808	13,198
SeaWorld Entertainment Inc.	11,111	144,332
Select Comfort Corp. (a)	6,694	207,849
Sequential Brands Group Inc. (a)	6,563	19,623
Shake Shack Inc. Class A (a)	3,592	119,362
Shiloh Industries Inc. (a)	2,418	25,147
Shoe Carnival Inc.	1,812	40,553
Shutterfly Inc. (a)	5,316	257,720
Sinclair Broadcast Group Inc. Class A	11,761	376,940
Sonic Automotive Inc.	3,683	75,133
Sonic Corp.	6,699	170,490
Sotheby’s (a)	6,238	287,634
Speedway Motorsports Inc.	1,878	40,001
Sportsman’s Warehouse Holdings Inc. (a)	5,915	26,677
Standard Motor Products Inc.	3,534	170,516
Steven Madden Ltd. (a)	9,605	415,897
Stoneridge Inc. (a)	4,490	88,947
Strayer Education Inc.	1,771	154,555
Sturm, Ruger & Company Inc.	2,809	145,225
Superior Industries International Inc.	4,130	68,764
Superior Uniform Group Inc.	1,315	30,114
Tailored Brands Inc.	8,146	117,628
Taylor Morrison Home Corp. Class A (a)	11,262	248,327
Tenneco Inc.	8,658	525,281
Texas Roadhouse Inc. Class A	10,603	521,031
Tile Shop Holdings Inc., The	6,070	77,089
Tilly’s Inc. Class A	1,793	21,498
Time Inc.	16,333	220,496
TopBuild Corp. (a)	6,009	391,607
Tower International Inc.	2,901	78,907
Townsquare Media Inc. (a)	1,286	12,860
TRI Pointe Group Inc. (a)	23,691	327,173
tronc Inc. (a)	3,237	47,034
Unifi Inc. (a)	2,639	94,028
Universal Electronics Inc. (a)	2,348	148,863
Vera Bradley Inc. (a)	3,472	30,588
Vista Outdoor Inc. (a)	9,306	213,480
Vitamin Shoppe Inc. (a)	4,009	21,448
VOXX International Corp. (a)	3,191	27,283
Weight Watchers International Inc. (a)	4,626	201,462
Weyco Group Inc.	1,071	30,395
WideOpenWest Inc. (a)	3,194	48,166
William Lyon Homes Class A (a)	3,946	90,719
Wingstop Inc.	4,790	159,268
Winmark Corp.	371	48,879
Winnebago Industries Inc.	5,126	229,388
Wolverine World Wide Inc.	15,343	442,646
World Wrestling Entertainment Inc.	5,937	139,816
Zagg Inc. (a)	4,647	73,190
Zoe’s Kitchen Inc. (a)	3,209	40,530
Zumiez Inc. (a)	2,961	53,594

		39,654,967

	Shares	Value
Common Stocks (Cont.)
Consumer Staples (2.59%)
Alico Inc.	625	$21,343
Amplify Snack Brands Inc. (a)	4,817	34,153
Andersons Inc., The	4,435	151,899
B&G Foods Inc. Class A	10,721	341,464
Boston Beer Co. Inc. (a)	1,356	211,807
Calavo Growers Inc.	2,550	186,660
Cal-Maine Foods Inc. (a)	5,097	209,487
Castle Brands Inc. (a)	14,031	18,802
Central Garden & Pet Co. (a)	1,546	60,047
Central Garden & Pet Co. Class A (a)	5,648	210,049
Chefs’ Warehouse Inc., The (a)	3,105	59,926
Coca-Cola Bottling Co. Consolidated	785	169,364
Craft Brew Alliance Inc. (a)	2,290	40,190
Darling Ingredients Inc. (a)	26,737	468,432
Dean Foods Co.	14,826	161,307
e.l.f. Beauty Inc. (a)	3,365	75,881
Farmer Brothers Co. (a)	1,256	41,260
Fresh Del Monte Produce Inc.	5,025	228,436
Freshpet Inc. (a)	3,797	59,423
Hostess Brands Inc. (a)	13,015	177,785
HRG Group Inc. (a)	19,244	300,399
Ingles Markets Inc. Class A	2,296	59,007
Inter Parfums Inc.	2,878	118,718
J&J Snack Foods Corp.	2,365	310,524
John B. Sanfilippo & Son Inc.	1,451	97,667
Lancaster Colony Corp.	3,062	367,807
Landec Corp. (a)	4,484	58,068
Lifeway Foods Inc. (a)	853	7,592
Limoneira Co.	1,908	44,208
Medifast Inc.	1,813	107,638
MGP Ingredients Inc.	2,070	125,504
National Beverage Corp.	1,935	240,037
Natural Grocers by Vitamin Cottage Inc. (a)	1,513	8,443
Natural Health Trends Corp.	1,276	30,496
Nature’s Sunshine Products Inc.	1,753	17,793
Oil-Dri Corporation of America	848	41,493
Omega Protein Corp.	3,705	61,688
Orchids Paper Products Co.	1,513	21,303
Performance Food Group Co. (a)	13,531	382,251
PriceSmart Inc.	3,584	319,872
Primo Water Corp. (a)	4,111	48,715
Revlon Inc. Class A (a)	1,977	48,535
Sanderson Farms Inc.	3,221	520,256
Seneca Foods Corp. Class A (a)	1,104	38,088
Smart & Final Stores Inc. (a)	3,872	30,395
Snyder’s-Lance Inc.	13,694	522,289
SpartanNash Co.	6,079	160,303
SUPERVALU Inc. (a)	6,437	140,005
Tootsie Roll Industries Inc.	2,753	104,614
Turning Point Brands Inc. (a)	983	16,711
United Natural Foods Inc. (a)	8,238	342,618
Universal Corp.	4,024	230,575
USANA Health Sciences Inc. (a)	1,892	109,168
Vector Group Ltd.	15,582	318,964
Village Super Market Inc. Class A	1,134	28,055

16	See accompanying notes to schedules of investments.

STATE FARM VARIABLE PRODUCT TRUST SMALL CAP EQUITY INDEX FUND

SCHEDULE OF INVESTMENTS (continued)

September 30, 2017

(Unaudited)

	Shares	Value
Common Stocks (Cont.)
Consumer Staples (Cont.)
WD-40 Co.	2,246	$251,327
Weis Markets Inc.	1,594	69,339

		8,628,180

Energy (3.68%)
Abraxas Petroleum Corp. (a)	24,841	46,701
Adams Resources & Energy Inc.	325	13,488
Approach Resources Inc. (a)	6,960	17,470
Arch Coal Inc. Class A	3,355	240,688
Archrock Inc.	11,716	147,036
Ardmore Shipping Corp. (a)	4,945	40,796
Atwood Oceanics Inc. (a)	12,531	117,666
Basic Energy Services Inc. (a)	2,825	54,522
Bill Barrett Corp. (a)	12,370	53,067
Bonanza Creek Energy Inc. (a)	3,299	108,834
Bristow Group Inc.	5,616	52,510
C&J Energy Services Inc. (a)	7,543	226,064
California Resources Corp. (a)	6,999	73,210
Callon Petroleum Co. (a)	32,881	369,582
CARBO Ceramics Inc. (a)	3,906	33,709
Carrizo Oil & Gas Inc. (a)	12,256	209,945
Clean Energy Fuels Corp. (a)	22,134	54,892
Cloud Peak Energy Inc. (a)	12,068	44,169
Contango Oil & Gas Co. (a)	3,797	19,099
CVR Energy Inc.	2,607	67,521
Delek US Holdings Inc.	12,699	339,444
Denbury Resources Inc. (a)	64,845	86,892
DHT Holdings Inc.	12,762	50,795
Diamond Offshore Drilling Inc. (a)	10,529	152,670
Dorian LPG Ltd. (a)	2,639	17,998
Dril-Quip Inc. (a)	6,166	272,229
Earthstone Energy Inc. Class A (a)	2,895	31,816
Eclipse Resources Corp. (a)	14,180	35,450
Energy XXI Gulf Coast Inc. (a)	4,858	50,232
Ensco PLC Class A	49,661	296,476
EP Energy Corp. Class A (a)	6,343	20,678
Era Group Inc. (a)	3,256	36,435
Evolution Petroleum Corp.	4,232	30,470
Exterran Corp. (a)	5,164	163,234
Fairmount Santrol Holdings Inc. (a)	25,277	120,824
Forum Energy Technologies Inc. (a)	11,217	178,350
Frank’s International NV	8,057	62,200
Frontline Ltd.	12,493	75,458
GasLog Ltd.	6,732	117,473
Gastar Exploration Inc. (a)	28,639	25,191
Gener8 Maritime Inc. (a)	7,672	34,601
Geospace Technologies Corp. (a)	2,059	36,691
Golar LNG Ltd.	15,593	352,558
Green Plains Inc.	6,213	125,192
Gulf Island Fabrication Inc.	2,158	27,407
Halcon Resources Corp. (a)	20,395	138,686
Hallador Energy Co.	2,493	14,260
Helix Energy Solutions Group Inc. (a)	22,240	164,354
Independence Contract Drilling Inc. (a)	4,876	18,529
International Seaways Inc. (a)	4,758	93,733
Isramco Inc. (a)	144	16,704

	Shares	Value
Common Stocks (Cont.)
Energy (Cont.)
Jagged Peak Energy Inc. (a)	9,055	$123,691
Jones Energy Inc. Class A (a)	7,763	14,905
Keane Group Inc. (a)	5,025	83,817
Key Energy Services Inc. (a)	1,659	21,849
Lilis Energy Inc. (a)	6,885	30,776
Mammoth Energy Services Inc. (a)	1,137	19,170
Matador Resources Co. (a)	14,405	391,096
Matrix Service Co. (a)	4,331	65,831
McDermott International Inc. (a)	46,061	334,863
Midstates Petroleum Company Inc. (a)	1,904	29,588
Natural Gas Services Group (a)	2,128	60,435
Navios Maritime Acquisition Corp.	13,865	16,915
NCS Multistage Holdings Inc. (a)	1,799	43,320
Newpark Resources Inc. (a)	13,750	137,500
Noble Corp. PLC (a)	39,686	182,556
Nordic American Tankers Ltd.	16,328	87,192
Oasis Petroleum Inc. (a)	37,462	341,653
Oil States International Inc. (a)	8,061	204,346
Overseas Shipholding Group Inc. Class A (a)	6,832	17,968
Pacific Ethanol Inc. (a)	6,693	37,146
Panhandle Oil & Gas Inc.	2,721	64,760
Par Pacific Holdings Inc. (a)	5,212	108,410
Parker Drilling Co. (a)	20,082	22,090
PDC Energy Inc. (a)	10,766	527,857
Peabody Energy Corp. (a)	10,108	293,233
Penn Virginia Corp. (a)	2,345	93,753
PHI Inc. (a)	2,033	23,908
Pioneer Energy Services Corp. (a)	12,059	30,750
ProPetro Holding Corp. (a)	4,119	59,108
Ranger Energy Services Inc. (a)	812	11,936
Renewable Energy Group Inc. (a)	6,218	75,549
Resolute Energy Corp. (a)	3,540	105,103
REX American Resources Corp. (a)	984	92,329
RigNet Inc. (a)	2,020	34,744
Ring Energy Inc. (a)	8,178	118,499
Rowan Companies PLC Class A (a)	19,019	244,394
Sanchez Energy Corp. (a)	8,564	41,278
SandRidge Energy Inc. (a)	5,726	115,035
Scorpio Tankers Inc.	32,647	111,979
SEACOR Holdings Inc. (a)	2,641	121,777
SEACOR Marine Holdings Inc. (a)	2,655	41,524
Select Energy Services Inc. Class A (a)	1,336	21,269
SemGroup Corp. Class A	10,549	303,284
Ship Finance International Ltd.	9,828	142,506
SilverBow Resources Inc. (a)	1,168	28,674
Smart Sand Inc. (a)	3,545	24,035
Solaris Oilfield Infrastructure Inc. Class A (a)	1,658	28,899
SRC Energy Inc. (a)	32,780	316,983
Stone Energy Corp. (a)	3,179	92,382
Superior Energy Services Inc. (a)	24,748	264,309
Teekay Corp.	8,555	76,396
Teekay Tankers Ltd. Class A	19,033	30,833
Tellurian Inc. (a)	8,994	96,056
Tesco Corp. (a)	8,072	43,992

See accompanying notes to schedules of investments.	17

STATE FARM VARIABLE PRODUCT TRUST SMALL CAP EQUITY INDEX FUND

SCHEDULE OF INVESTMENTS (continued)

September 30, 2017

(Unaudited)

	Shares	Value
Common Stocks (Cont.)
Energy (Cont.)
TETRA Technologies Inc. (a)	17,541	$50,167
Ultra Petroleum Corp. (a)	31,751	275,281
Unit Corp. (a)	8,340	171,637
Uranium Energy Corp. (a)	22,000	30,360
US Silica Holdings Inc.	13,295	413,076
W&T Offshore Inc. (a)	15,408	46,994
Westmoreland Coal Co. (a)	2,805	7,153
WildHorse Resource Development Corp. (a)	3,004	40,013
Willbros Group Inc. (a)	6,950	22,379

		12,287,310

Financials (17.94%)
1st Source Corp.	2,635	133,858
Access National Corp.	2,404	68,899
ACNB Corp.	927	25,678
AG Mortgage Investment Trust Inc.	4,639	89,254
Allegiance Bancshares Inc. (a)	1,778	65,430
Ambac Financial Group Inc. (a)	7,316	126,274
American Equity Investment Life Holding Co.	13,457	391,330
American National Bankshares Inc.	1,465	60,358
Ameris Bancorp	5,899	283,152
Amerisafe Inc.	3,175	184,784
Ames National Corp.	1,401	41,820
AmTrust Financial Services Inc.	13,879	186,811
Anworth Mortgage Asset Corp.	15,974	96,004
Apollo Commercial Real Estate Finance Inc.	16,577	300,209
Ares Commercial Real Estate Corp.	4,511	60,041
Argo Group International Holdings Ltd.	4,733	291,079
Arlington Asset Investment Corp. Class A	3,748	47,712
ARMOUR Residential REIT Inc.	6,169	165,946
Arrow Financial Corp.	2,016	69,240
Artisan Partners Asset Management Inc. Class A	7,276	237,198
ASB Bancorp Inc. (a)	454	20,475
Associated Capital Group Inc. Class A	770	27,489
Astoria Financial Corp.	15,163	326,004
Atlantic Capital Bankshares Inc. (a)	3,397	61,656
Atlas Financial Holdings Inc. (a)	1,822	34,436
B. Riley Financial Inc.	3,230	55,072
Baldwin & Lyons Inc.	1,564	35,268
Banc of California Inc.	7,130	147,948
BancFirst Corp.	2,718	154,246
Banco Latinoamericano de Comercio Exterior SA	5,060	148,966
Bancorp Inc., The (a)	8,362	69,154
BancorpSouth Inc.	14,010	449,020
Bank Mutual Corp.	6,803	69,050
Bank of Commerce Holdings	2,460	28,290
Bank of Marin Bancorp	946	64,801
Bank of N.T. Butterfield & Son Ltd., The	8,721	319,537

	Shares	Value
Common Stocks (Cont.)
Financials (Cont.)
BankFinancial Corp.	2,623	$41,679
Bankwell Financial Group Inc.	917	33,874
Banner Corp.	5,354	328,093
Bar Harbor Bankshares	2,445	76,675
BCB Bancorp Inc.	1,507	21,023
Bear State Financial Inc.	2,868	29,426
Beneficial Bancorp Inc.	11,570	192,062
Berkshire Hills Bancorp Inc.	6,154	238,468
Blue Capital Reinsurance Holdings Ltd.	940	15,463
Blue Hills Bancorp Inc.	4,173	80,122
BofI Holding Inc. (a)	9,780	278,437
Boston Private Financial Holdings Inc.	13,587	224,865
Bridge Bancorp Inc.	3,065	104,057
Brookline Bancorp Inc.	12,201	189,116
Bryn Mawr Bank Corp.	2,808	122,990
BSB Bancorp Inc. (a)	1,277	38,246
Byline Bancorp Inc. (a)	748	15,902
C&F Financial Corp.	505	27,775
Cadence BanCorporation (a)	1,410	32,317
California First National Bancorp	353	6,389
Camden National Corp.	2,491	108,707
Capital Bank Financial Corp. Class A	4,729	194,125
Capital City Bank Group Inc.	1,774	42,594
Capitol Federal Financial Inc.	19,533	287,135
Capstar Financial Holdings Inc. (a)	1,391	27,236
Capstead Mortgage Corp.	15,841	152,866
Carolina Financial Corp.	2,341	83,995
Cathay General Bancorp	12,252	492,530
CenterState Bank Corp.	8,753	234,580
Central Pacific Financial Corp.	4,510	145,132
Central Valley Community Bancorp	1,353	30,172
Century Bancorp Inc. Class A	507	40,611
Charter Financial Corp.	2,031	37,634
Chemical Financial Corp.	11,523	602,192
Chemung Financial Corp.	478	22,514
Cherry Hill Mortgage Investment Corp.	2,191	39,657
Citizens & Northern Corp.	2,103	51,650
Citizens Inc. (a)	8,028	59,006
City Holding Co.	2,466	177,330
Civista Bancshares Inc.	1,586	35,431
Clifton Bancorp Inc.	3,713	62,081
CNB Financial Corp.	2,471	67,508
CNO Financial Group Inc.	26,870	627,146
CoBiz Financial Inc.	6,086	119,529
Codorus Valley Bancorp Inc.	1,258	38,633
Cohen & Steers Inc.	3,439	135,806
Columbia Banking System Inc.	9,471	398,824
Commerce Union Bancshares Inc.	1,103	25,568
Community Bank System Inc.	7,988	441,337
Community Bankers Trust Corp. (a)	3,424	31,501
Community Financial Corp., The	631	22,318
Community Trust Bancorp Inc.	2,596	120,714
ConnectOne Bancorp Inc.	4,721	116,137
County Bancorp Inc.	714	21,456
Cowen Inc. (a)	4,175	74,315

18	See accompanying notes to schedules of investments.

STATE FARM VARIABLE PRODUCT TRUST SMALL CAP EQUITY INDEX FUND

SCHEDULE OF INVESTMENTS (continued)

September 30, 2017

(Unaudited)

	Shares	Value
Common Stocks (Cont.)
Financials (Cont.)
Crawford & Co. Class B	2,133	$25,511
CU Bancorp (a)	2,654	102,909
Customers Bancorp Inc. (a)	4,606	150,248
CVB Financial Corp.	16,758	405,041
CYS Investments Inc.	25,199	217,719
Diamond Hill Investment Group	504	107,024
Dime Community Bancshares	5,098	109,607
DNB Financial Corp.	490	17,248
Donegal Group Inc.	1,325	21,372
Donnelley Financial Solutions Inc. (a)	5,199	112,090
Dynex Capital Inc.	7,751	56,350
Eagle Bancorp Inc. (a)	5,168	346,514
eHealth Inc. (a)	2,385	56,978
Elevate Credit Inc. (a)	2,342	14,310
Ellington Residential Mortgage REIT	1,525	22,143
EMC Insurance Group Inc.	1,570	44,196
Employers Holdings Inc.	5,173	235,113
Encore Capital Group Inc. (a)	3,973	176,004
Enova International Inc. (a)	5,365	72,159
Enstar Group Ltd. (a)	1,763	392,003
Entegra Financial Corp. (a)	1,049	26,173
Enterprise Bancorp Inc.	1,586	57,588
Enterprise Financial Services Corp.	3,654	154,747
Equity Bancshares Inc. Class A (a)	1,733	61,660
ESSA Bancorp Inc.	1,222	19,185
Essent Group Ltd. (a)	12,979	525,650
Evans Bancorp Inc.	739	31,925
Evercore Inc. Class A	6,259	502,285
EZCORP Inc. Class A (a)	8,247	78,346
Farmers & Merchants Bancorp Inc.	1,388	50,593
Farmers Capital Bank Corp.	1,218	51,217
Farmers National Banc Corp.	3,799	57,175
FB Financial Corp. (a)	1,893	71,404
FBL Financial Group Inc. Class A	1,643	122,404
FCB Financial Holdings Inc. Class A (a)	5,736	277,049
Federal Agricultural Mortgage Corp. Class C	1,454	105,764
Federated National Holding Co.	2,068	32,281
Fidelity & Guaranty Life	1,769	54,927
Fidelity Southern Corp.	3,307	78,177
Fifth Street Asset Management Inc.	1,091	4,255
Financial Engines Inc.	9,506	330,334
Financial Institutions Inc.	2,360	67,968
First BanCorp (a)	29,576	151,429
First Bancorp (North Carolina)	3,969	136,573
First Bancorp Inc.	1,619	49,072
First Bancshares Inc., The	1,360	41,004
First Busey Corp.	6,087	190,888
First Business Financial Services Inc.	1,316	29,939
First Citizens BancShares Inc. Class A	1,207	451,285
First Commonwealth Financial Corp.	15,726	222,208
First Community Bancshares Inc.	2,542	73,998
First Connecticut Bancorp Inc.	2,391	63,959
First Defiance Financial Corp.	1,606	84,299
First Financial Bancorp	10,031	262,311
First Financial Bankshares Inc.	10,317	466,328

	Shares	Value
Common Stocks (Cont.)
Financials (Cont.)
First Financial Corp. Indiana	1,760	$83,776
First Financial Northwest Inc.	1,367	23,225
First Foundation Inc. (a)	4,294	76,820
First Guaranty Bancshares Inc.	610	16,433
First Internet Bancorp	831	26,841
First Interstate BancSystem Inc.	4,174	159,656
First Merchants Corp.	6,699	287,588
First Mid-Illinois Bancshares Inc.	1,632	62,669
First Midwest Bancorp Inc.	16,595	388,655
First Northwest Bancorp (a)	1,746	29,857
First of Long Island Corp., The	3,788	115,345
FirstCash Inc.	7,717	487,329
Flagstar Bancorp Inc. (a)	3,450	122,406
Flushing Financial Corp.	4,577	136,028
FNB Bancorp	835	28,323
FNFV Group (a)	10,329	177,142
Franklin Financial Network Inc. (a)	1,928	68,733
Fulton Financial Corp.	27,894	523,012
Gain Capital Holdings Inc.	6,022	38,481
GAMCO Investors Inc.	766	22,796
Genworth Financial Inc. Class A (a)	80,676	310,603
German American Bancorp Inc.	3,586	136,376
Glacier Bancorp Inc.	12,506	472,227
Global Indemnity Ltd. (a)	1,355	57,452
Granite Point Mortgage Trust Inc.	1,421	26,615
Great Ajax Corp.	2,858	40,269
Great Southern Bancorp Inc.	1,742	96,942
Great Western Bancorp Inc.	9,643	398,063
Green Bancorp Inc. (a)	3,305	78,163
Green Dot Corp. Class A (a)	7,432	368,479
Greene County Bancorp Inc.	388	11,659
Greenhill & Co. Inc.	4,779	79,331
Greenlight Capital Re Ltd. Class A (a)	4,947	107,103
Guaranty Bancorp	3,805	105,779
Guaranty Bancshares Inc.	329	10,525
Hallmark Financial Services Inc. (a)	2,453	28,479
Hamilton Lane Inc. Class A	2,318	62,238
Hancock Holding Co.	13,707	664,104
Hanmi Financial Corp.	5,153	159,485
Hannon Armstrong Sustainable Infrastructure Capital Inc.	8,032	195,740
HarborOne Bancorp Inc. (a)	2,434	45,784
HCI Group Inc.	1,317	50,375
Health Insurance Innovations Inc. Class A (a)	1,825	26,462
Heartland Financial USA Inc.	3,986	196,908
Heritage Commerce Corp.	5,857	83,345
Heritage Financial Corp.	4,975	146,762
Heritage Insurance Holdings Inc.	4,402	58,150
Hilltop Holdings Inc.	11,452	297,752
Hingham Institution for Savings	202	38,435
Home Bancorp Inc.	875	36,592
Home Bancshares Inc.	25,601	645,659
HomeStreet Inc. (a)	3,680	99,360
HomeTrust Bancshares Inc. (a)	2,837	72,769
Hope Bancorp Inc.	21,120	374,035

See accompanying notes to schedules of investments.	19

STATE FARM VARIABLE PRODUCT TRUST SMALL CAP EQUITY INDEX FUND

SCHEDULE OF INVESTMENTS (continued)

September 30, 2017

(Unaudited)

	Shares	Value
Common Stocks (Cont.)
Financials (Cont.)
Horace Mann Educators Corp.	6,389	$251,407
Horizon Bancorp	3,453	100,724
Houlihan Lokey Inc.	3,921	153,429
Howard Bancorp Inc. (a)	1,411	29,490
IBERIABANK Corp.	7,952	653,257
Impac Mortgage Holdings Inc. (a)	1,386	18,101
Independence Holding Co.	1,269	32,042
Independent Bank Corp.	4,382	327,116
Independent Bank Corp. (Michigan)	3,613	81,834
Independent Bank Group Inc.	2,871	173,121
Infinity Property & Casualty Corp.	1,728	162,778
International Bancshares Corp.	8,904	357,050
INTL FCStone Inc. (a)	2,465	94,459
Invesco Mortgage Capital	18,539	317,573
Investar Holding Corp.	1,325	31,932
Investment Technology Group Inc.	5,564	123,187
Investors Bancorp Inc.	42,205	575,676
Investors Title Co.	227	40,649
James River Group Holdings Ltd.	3,457	143,396
Kearny Financial Corp.	13,828	212,260
Kemper Corp.	6,244	330,932
Kingstone Companies Inc.	1,471	23,977
Kinsale Capital Group Inc.	2,360	101,881
KKR Real Estate Finance Trust Inc.	1,713	36,042
Ladder Capital Corp.	11,651	160,551
Ladenburg Thalmann Financial Services Inc.	17,002	48,966
Lakeland Bancorp Inc.	7,273	148,369
Lakeland Financial Corp.	3,985	194,149
LCNB Corp.	1,299	27,214
LegacyTexas Financial Group Inc.	7,683	306,705
LendingClub Corp. (a)	51,831	315,651
LendingTree Inc. (a)	1,038	253,739
Live Oak Bancshares Inc.	3,581	83,974
Macatawa Bank Corp.	4,121	42,281
Maiden Holdings Ltd.	10,151	80,700
MainSource Financial Group Inc.	4,007	143,691
Malvern Bancorp Inc. (a)	1,026	27,446
Marlin Business Services Corp.	1,319	37,921
MB Financial Inc.	13,168	592,823
MBIA Inc. (a)	20,427	177,715
MBT Financial Corp.	2,828	30,967
Medley Management Inc. Class A	1,008	6,199
Mercantile Bank Corp.	2,644	92,276
Meridian Bancorp Inc.	8,108	151,214
Meta Financial Group Inc.	1,456	114,150
MGIC Investment Corp. (a)	60,255	754,995
Middlefield Banc Corp.	421	19,408
Midland States Bancorp Inc.	2,484	78,693
MidSouth Bancorp Inc.	1,421	17,123
MidWestOne Financial Group Inc.	1,807	61,004
Moelis & Co.	4,968	213,872
MTGE Investment Corp.	7,684	149,070
MutualFirst Financial Inc.	809	31,106
National Bank Holdings Corp. Class A	4,030	143,831
National Bankshares Inc.	1,186	53,311

	Shares	Value
Common Stocks (Cont.)
Financials (Cont.)
National Commerce Corp. (a)	1,712	$73,274
National General Holdings Corp.	7,512	143,554
National Western Life Group Inc. Class A	368	128,432
Nationstar Mortgage Holdings Inc. (a)	4,793	89,006
Navigators Group Inc., The	3,357	195,881
NBT Bancorp Inc.	6,544	240,296
Nelnet Inc. Class A	3,033	153,166
New York Mortgage Trust Inc.	19,290	118,634
NewStar Financial Inc.	4,980	58,465
NI Holdings Inc. (a)	1,678	30,036
Nicolet Bankshares Inc. (a)	1,458	83,879
NMI Holdings Inc. Class A (a)	9,279	115,060
Northfield Bancorp Inc.	7,062	122,526
Northrim BanCorp Inc.	1,050	36,698
Northwest Bancshares Inc.	15,424	266,372
Norwood Financial Corp.	914	27,880
OceanFirst Financial Corp.	5,106	140,364
Ocwen Financial Corp. (a)	17,237	59,295
OFG Bancorp	7,286	66,667
Ohio Valley Banc Corp.	644	23,442
Old Line Bancshares Inc.	1,298	36,344
Old National Bancorp	21,880	400,404
Old Point Financial Corp.	570	18,468
Old Second Bancorp Inc.	4,807	64,654
OM Asset Management PLC	11,668	174,087
On Deck Capital Inc. (a)	7,800	36,426
Oppenheimer Holdings Inc. Class A	1,622	28,142
Opus Bank (a)	3,379	81,096
Orchid Island Capital Inc.	6,699	68,263
Oritani Financial Corp.	6,491	109,049
Orrstown Financial Services Inc.	1,094	27,241
Owens Realty Mortgage Inc.	1,575	28,681
Pacific Continental Corp.	3,520	94,864
Pacific Mercantile Bancorp (a)	2,339	21,402
Pacific Premier Bancorp Inc. (a)	6,378	240,770
Paragon Commercial Corp. (a)	682	38,506
Park National Corp.	2,193	236,822
Park Sterling Corp.	8,396	104,278
Parke Bancorp Inc.	914	20,291
PCSB Financial Corp. (a)	2,945	55,543
Peapack-Gladstone Financial Corp.	2,618	88,331
Penns Woods Bancorp Inc.	803	37,315
PennyMac Financial Services Inc. Class A (a)	2,351	41,848
PennyMac Mortgage Investment Trust	10,980	190,942
Peoples Bancorp Inc.	2,697	90,592
Peoples Bancorp of North Carolina Inc.	673	23,972
Peoples Financial Services Corp.	1,148	54,874
People’s Utah Bancorp	2,076	67,366
PHH Corp. (a)	8,689	121,038
Piper Jaffray Companies Inc.	2,428	144,102
PJT Partners Inc. Class A	2,902	111,176
PRA Group Inc. (a)	7,475	214,159
Preferred Bank	2,115	127,640
Premier Financial Bancorp Inc.	1,439	31,356

20	See accompanying notes to schedules of investments.

STATE FARM VARIABLE PRODUCT TRUST SMALL CAP EQUITY INDEX FUND

SCHEDULE OF INVESTMENTS (continued)

September 30, 2017

(Unaudited)

	Shares	Value
Common Stocks (Cont.)
Financials (Cont.)
Primerica Inc.	7,415	$604,693
Provident Bancorp Inc. (a)	658	15,233
Provident Financial Holdings Inc.	1,004	19,678
Provident Financial Services Inc.	10,152	270,754
Prudential Bancorp Inc.	1,270	23,533
Pzena Investment Management Inc. Class A	2,576	28,053
QCR Holdings Inc.	1,906	86,723
Radian Group Inc.	34,641	647,440
RBB Bancorp (a)	427	9,774
Redwood Trust Inc.	12,726	207,307
Regional Management Corp. (a)	1,843	44,619
Renasant Corp.	6,930	297,297
Republic Bancorp Inc. Class A	1,659	64,519
Republic First Bancorp Inc. (a)	7,896	73,038
Resource Capital Corp.	5,059	54,536
Riverview Bancorp Inc.	3,056	25,670
RLI Corp.	6,261	359,131
S&T Bancorp Inc.	5,501	217,730
Safeguard Scientifics Inc. (a)	3,262	43,548
Safety Insurance Group Inc.	2,418	184,493
Sandy Spring Bancorp Inc.	3,902	161,699
Seacoast Banking Corporation of Florida (a)	6,507	155,452
Selective Insurance Group Inc.	9,346	503,282
ServisFirst Bancshares Inc.	7,616	295,882
Shore Bancshares Inc.	1,949	32,451
SI Financial Group Inc.	1,654	24,727
Sierra Bancorp	2,017	54,762
Silvercrest Asset Management Group Inc. Class A	1,050	15,278
Simmons First National Corp.	4,980	288,342
SmartFinancial Inc. (a)	1,146	27,573
South State Corp.	4,693	422,605
Southern First Bancshares Inc. (a)	907	32,969
Southern Missouri Bancorp Inc.	897	32,732
Southern National Bancorp of Virginia Inc.	2,909	49,424
Southside Bancshares Inc.	4,508	163,911
Southwest Bancorp Inc.	3,005	82,788
State Auto Financial Corp.	2,767	72,578
State Bank Financial Corp.	5,892	168,806
State National Companies Inc.	5,045	105,895
Sterling Bancorp	21,264	524,158
Stewart Information Services Corp.	3,452	130,348
Stifel Financial Corp.	10,838	579,399
Stock Yards Bancorp Inc.	3,640	138,320
Summit Financial Group Inc.	1,755	45,033
Sun Bancorp Inc.	1,715	42,618
Sunshine Bancorp Inc. (a)	1,190	27,656
Sutherland Asset Management Corp.	2,800	43,960
Territorial Bancorp Inc.	1,261	39,810
Texas Capital Bancshares Inc. (a)	8,106	695,495
Third Point Reinsurance Ltd. (a)	12,520	195,312
Timberland Bancorp Inc.	982	30,776
Tiptree Inc.	4,735	29,594
Tompkins Financial Corp.	2,444	210,526

	Shares	Value
Common Stocks (Cont.)
Financials (Cont.)
TowneBank	9,196	$308,066
TPG RE Finance Trust Inc. (a)	1,496	29,576
Trico Bancshares	3,399	138,509
Tristate Capital Holdings Inc. (a)	3,684	84,364
Triumph Bancorp Inc. (a)	2,823	91,042
Trupanion Inc. (a)	3,667	96,845
Trustco Bank Corp. NY	15,315	136,303
Trustmark Corp.	10,983	363,757
Two River Bancorp	1,146	22,714
UMB Financial Corp.	7,359	548,172
Umpqua Holdings Corp.	34,942	681,718
Union Bankshares Corp.	7,026	248,018
Union Bankshares Inc.	589	28,508
United Bankshares Inc.	16,267	604,319
United Community Banks Inc.	11,519	328,752
United Community Financial Corp.	7,542	72,403
United Financial Bancorp Inc.	8,238	150,673
United Fire Group Inc.	3,400	155,788
United Insurance Holdings Corp.	2,848	46,422
United Security Bancshares	2,059	19,560
Unity Bancorp Inc.	1,215	24,057
Universal Insurance Holdings Inc.	5,186	119,278
Univest Corp. of Pennsylvania	4,423	141,536
Valley National Bancorp	42,010	506,220
Veritex Holdings Inc. (a)	2,328	62,763
Virtu Financial Inc. Class A	4,138	67,036
Virtus Investment Partners Inc.	1,092	126,727
Waddell & Reed Financial Inc. Class A	13,071	262,335
Walker & Dunlop Inc. (a)	4,558	238,520
Washington Federal Inc.	13,797	464,269
Washington Trust Bancorp Inc.	2,424	138,774
WashingtonFirst Bankshares Inc.	1,584	56,375
Waterstone Financial Inc.	4,337	84,572
WesBanco Inc.	6,837	280,454
West Bancorporation	2,667	65,075
Westamerica Bancorporation	4,110	244,709
Western Asset Mortgage Capital Corp.	6,956	72,829
Western New England Bancorp Inc.	4,419	48,167
Westwood Holdings Group Inc.	1,333	89,671
Wins Finance Holdings Inc. (a)(b)(c)	19	1,948
Wintrust Financial Corp.	8,767	686,544
WisdomTree Investments Inc.	19,224	195,700
WMIH Corp. (a)	33,065	31,412
World Acceptance Corp. (a)	1,019	84,465
WSFS Financial Corp.	4,772	232,635
Xenith Bankshares Inc. (a)	842	27,365

		59,872,783

Health Care (15.61%)
AAC Holdings Inc. (a)	1,632	16,206
Abaxis Inc.	3,401	151,855
Abeona Therapeutics Inc. (a)	3,886	66,256
Accelerate Diagnostics Inc. (a)	4,228	94,919
Acceleron Pharma Inc. (a)	5,207	194,325
Accuray Inc. (a)	12,960	51,840

See accompanying notes to schedules of investments.	21

STATE FARM VARIABLE PRODUCT TRUST SMALL CAP EQUITY INDEX FUND

SCHEDULE OF INVESTMENTS (continued)

September 30, 2017

(Unaudited)

	Shares	Value
Common Stocks (Cont.)
Health Care (Cont.)
Aceto Corp.	4,780	$53,679
Achaogen Inc. (a)	5,460	87,087
Achillion Pharmaceuticals Inc. (a)	19,565	87,847
Aclaris Therapeutics Inc. (a)	3,641	93,974
Acorda Therapeutics Inc. (a)	7,140	168,861
Adamas Pharmaceuticals Inc. (a)	2,278	48,225
Addus HomeCare Corp. (a)	1,220	43,066
Aduro Biotech Inc. (a)	6,615	70,450
Advaxis Inc. (a)	6,329	26,455
Aerie Pharmaceuticals Inc. (a)	5,303	257,726
Agenus Inc. (a)	12,282	54,164
Aileron Therapeutics Inc. (a)	759	10,155
Aimmune Therapeutics Inc. (a)	5,712	141,600
Akcea Therapeutics Inc. (a)	2,372	65,633
Akebia Therapeutics Inc. (a)	7,192	141,467
Alder Biopharmaceuticals Inc. (a)	10,002	122,524
Allscripts Healthcare Solutions Inc. (a)	29,530	420,212
Almost Family Inc. (a)	2,075	111,428
AMAG Pharmaceuticals Inc. (a)	5,797	106,955
Amedisys Inc. (a)	4,647	260,046
American Renal Associates Holdings Inc. (a)	1,439	21,542
Amicus Therapeutics Inc. (a)	26,586	400,917
AMN Healthcare Services Inc. (a)	7,688	351,342
Amphastar Pharmaceuticals Inc. (a)	5,857	104,665
Analogic Corp.	2,073	173,614
AnaptysBio Inc. (a)	1,894	66,195
Anavex Life Sciences Corp. (a)	5,360	22,190
Angiodynamics Inc. (a)	5,917	101,122
ANI Pharmaceuticals Inc. (a)	1,342	70,442
Anika Therapeutics Inc. (a)	2,366	137,228
Antares Pharma Inc. (a)	23,245	75,314
Aratana Therapeutics Inc. (a)	6,581	40,342
Ardelyx Inc. (a)	5,362	30,027
Arena Pharmaceuticals Inc. (a)	6,276	160,038
Array Biopharma Inc. (a)	27,855	342,616
Assembly Biosciences Inc. (a)	2,249	78,535
Asterias Biotherapeutics (a)	3,503	11,910
Atara Biotherapeutics Inc. (a)	3,815	63,138
Athenex Inc. (a)	1,032	18,070
Athersys Inc. (a)	16,463	33,914
AtriCure Inc. (a)	5,146	115,116
Atrion Corp.	233	156,582
Audentes Therapeutics Inc. (a)	2,463	68,989
AveXis Inc. (a)	3,996	386,533
AxoGen Inc. (a)	4,423	85,585
Axovant Sciences Ltd. (a)	5,333	36,691
Bellicum Pharmaceutical Inc. (a)	4,413	50,970
BioCryst Pharmaceuticals Inc. (a)	12,924	67,722
Biohaven Pharmaceutical Holding Company Ltd. (a)	1,632	61,004
BioScrip Inc. (a)	17,839	49,057
BioSpecifics Technologies Corp. (a)	954	44,380
BioTelemetry Inc. (a)	4,494	148,302
BioTime Inc. (a)	10,940	31,070
Bluebird Bio Inc. (a)	7,372	1,012,544
Blueprint Medicines Corp. (a)	6,312	439,757

	Shares	Value
Common Stocks (Cont.)
Health Care (Cont.)
Calithera Biosciences Inc. (a)	4,967	$78,230
Calyxt Inc. (a)	1,269	31,078
Cambrex Corp. (a)	5,264	289,520
Cantel Medical Corp.	5,873	553,060
Capital Senior Living Corp. (a)	4,049	50,815
Cara Therapeutics Inc. (a)	4,357	59,647
Cardiovascular Systems Inc. (a)	5,019	141,285
Cascadian Therapeutics Inc. (a)	5,458	22,323
Castlight Health Inc. Class B (a)	10,392	44,686
Catalent Inc. (a)	20,224	807,342
Catalyst Pharmaceuticals Inc. (a)	11,532	29,061
Celldex Therapeutics Inc. (a)	19,611	56,087
Cempra Inc. (a)	7,466	24,264
Cerus Corp. (a)	16,636	45,416
Chemed Corp.	2,501	505,327
ChemoCentryx Inc. (a)	3,444	25,554
Chimerix Inc. (a)	7,277	38,204
Civitas Solutions Inc. (a)	2,482	45,793
Clearside Biomedical Inc. (a)	3,345	29,235
Clovis Oncology Inc. (a)	7,047	580,673
Coherus Biosciences Inc. (a)	6,227	83,130
Collegium Pharmaceutical Inc. (a)	3,676	38,561
Community Health Systems Inc. (a)	15,514	119,148
Computer Programs & Systems Inc.	1,814	53,604
Conatus Pharmaceuticals Inc. (a)	4,164	22,860
Concert Pharmaceuticals Inc. (a)	2,874	42,392
ConforMis Inc. (a)	5,807	20,441
Conmed Corp.	4,294	225,306
Corbus Pharmaceuticals Holdings Inc. (a)	7,192	51,423
Corcept Therapeutics Inc. (a)	14,799	285,621
Corindus Vascular Robotics Inc. (a)	13,544	20,587
Corium International Inc. (a)	4,149	45,971
Corvel Corp. (a)	1,625	88,400
Corvus Pharmaceuticals Inc. (a)	1,348	21,487
Cotiviti Holdings Inc. (a)	5,976	215,016
Cross Country Healthcare Inc. (a)	5,747	81,780
CryoLife Inc. (a)	5,125	116,338
Curis Inc. (a)	17,654	26,304
Cutera Inc. (a)	2,200	90,970
Cytokinetics Inc. (a)	6,747	97,832
CytomX Therapeutics Inc. (a)	4,705	85,490
DepoMed Inc. (a)	9,335	54,050
Dermira Inc. (a)	6,197	167,319
Diplomat Pharmacy Inc. (a)	7,754	160,585
Dova Pharmaceuticals Inc. (a)	756	18,356
Durect Corp. (a)	21,922	38,802
Dyax Corp. Contingent Value Rights (a)(c)	23,324	25,890
Dynavax Technologies Corp. (a)	9,763	209,904
Eagle Pharmaceuticals Inc. (a)	1,346	80,275
Edge Therapeutics Inc. (a)	2,610	28,005
Editas Medicine Inc. (a)	5,498	132,007
Emergent Biosolutions Inc. (a)	5,368	217,136
Enanta Pharmaceuticals Inc. (a)	2,573	120,416
Endologix Inc. (a)	13,356	59,568
Ensign Group Inc., The	7,924	179,003

22	See accompanying notes to schedules of investments.

STATE FARM VARIABLE PRODUCT TRUST SMALL CAP EQUITY INDEX FUND

SCHEDULE OF INVESTMENTS (continued)

September 30, 2017

(Unaudited)

	Shares	Value
Common Stocks (Cont.)
Health Care (Cont.)
Entellus Medical Inc. (a)	1,970	$36,366
Enzo Biochem Inc. (a)	6,419	67,207
Epizyme Inc. (a)	6,636	126,416
Esperion Therapeutics Inc. (a)	2,741	137,379
Evolent Health Inc. Class A (a)	8,315	148,007
Exact Sciences Corp. (a)	18,954	893,112
Exactech Inc. (a)	1,714	56,476
Fate Therapeutics Inc. (a)	6,055	23,978
FibroGen Inc. (a)	10,787	580,341
Five Prime Therapeutics Inc. (a)	4,459	182,418
Flexion Therapeutics Inc. (a)	4,229	102,257
Fluidigm Corp. (a)	4,743	23,905
Fonar Corp. (a)	988	30,134
Fortress Biotech Inc. (a)	5,274	23,311
Foundation Medicine Inc. (a)	2,203	88,561
G1 Therapeutics Inc. (a)	1,223	30,440
Genesis Healthcare Inc. (a)	5,731	6,648
GenMark Diagnostics Inc. (a)	8,083	77,839
Genocea Biosciences Inc. (a)	4,587	6,697
Genomic Health Inc. (a)	3,070	98,516
Geron Corp. (a)	25,848	56,349
Glaukos Corp. (a)	4,663	153,879
Global Blood Therapeutics Inc. (a)	6,003	186,393
Globus Medical Inc. Class A (a)	11,462	340,651
Haemonetics Corp. (a)	8,476	380,318
Halozyme Therapeutics Inc. (a)	19,107	331,889
Halyard Health Inc. (a)	7,613	342,813
HealthEquity Inc. (a)	8,099	409,647
Healthsouth Corp.	15,699	727,649
HealthStream Inc. (a)	4,249	99,299
Heron Therapeutics Inc. (a)	7,387	119,300
Heska Corp. (a)	1,033	90,997
HMS Holdings Corp. (a)	13,639	270,871
Horizon Pharma PLC (a)	26,542	336,553
ICU Medical Inc. (a)	2,415	448,828
Idera Pharmaceuticals Inc. (a)	18,019	40,182
Ignyta Inc. (a)	8,093	99,949
Immune Design Corp. (a)	2,448	25,337
ImmunoGen Inc. (a)	13,913	106,434
Immunomedics Inc. (a)	16,622	232,376
Impax Laboratories Inc. (a)	11,728	238,078
INC Research Holdings Inc. Class A (a)	8,880	464,424
Innoviva Inc. (a)	12,383	174,848
Inogen Inc. (a)	2,768	263,237
Inovalon Holdings Inc. Class A (a)	10,179	173,552
Inovio Pharmaceuticals Inc. (a)	12,853	81,488
Insmed Inc. (a)	12,097	377,547
Insulet Corp. (a)	9,458	520,947
Insys Therapeutics Inc. (a)	3,805	33,788
Integer Holdings Corp. (a)	5,038	257,694
Integra LifeSciences Holdings Corp. (a)	10,110	510,353
Intellia Therapeutics Inc. (a)	2,300	57,155
Intersect ENT Inc. (a)	4,185	130,363
Intra-Cellular Therapies Inc. (a)	5,664	89,378
Invacare Corp.	5,262	82,876
Invitae Corp. (a)	6,302	59,050

	Shares	Value
Common Stocks (Cont.)
Health Care (Cont.)
Iovance Biotherapeutics Inc. (a)	8,868	$68,727
iRhythm Technologies Inc. (a)	2,246	116,522
Ironwood Pharmaceuticals Inc. (a)	21,623	340,995
Jounce Therapeutics Inc. (a)	2,248	35,024
K2M Group Holdings Inc. (a)	6,577	139,498
Kala Pharmaceuticals Inc. (a)	1,257	28,710
Karyopharm Therapeutics Inc. (a)	5,466	60,017
Keryx Biopharmaceuticals Inc. (a)	14,416	102,354
Kindred Biosciences Inc. (a)	3,368	26,439
Kindred Healthcare Inc.	14,033	95,424
Kite Pharma Inc. (a)	7,883	1,417,442
Kura Oncology Inc. (a)	3,111	46,509
La Jolla Pharmaceutical Co. (a)	2,839	98,740
Landauer Inc.	1,489	100,210
Lannett Company Inc. (a)	4,575	84,409
Lantheus Holdings Inc. (a)	4,789	85,244
LeMaitre Vascular Inc.	2,255	84,382
Lexicon Pharmaceuticals Inc. (a)	7,130	87,628
LHC Group Inc. (a)	2,470	175,172
Ligand Pharmaceuticals Inc. Class B (a)	3,335	454,060
LivaNova PLC (a)	7,889	552,703
Loxo Oncology Inc. (a)	3,684	339,370
Luminex Corp.	6,621	134,605
MacroGenics Inc. (a)	5,358	99,016
Madrigal Pharmaceuticals Inc. (a)	610	27,438
Magellan Health Inc. (a)	3,878	334,671
Masimo Corp. (a)	7,291	631,109
Matinas BioPharma Holdings Inc. (a)	8,557	11,295
Medicines Co., The (a)	11,195	414,663
MediciNova Inc. (a)	4,775	30,417
Medidata Solutions Inc. (a)	9,165	715,420
Medpace Holdings Inc. (a)	1,060	33,814
Meridian Bioscience Inc.	6,851	97,969
Merit Medical Systems Inc. (a)	7,904	334,734
Merrimack Pharmaceuticals Inc.	2,010	29,225
Mersana Therapeutics Inc. (a)	757	13,089
MiMedx Group Inc. (a)	16,856	200,249
Minerva Neurosciences Inc. (a)	4,067	30,909
Miragen Therapeutics Inc. (a)	2,007	18,364
Molina Healthcare Inc. (a)	7,132	490,396
Momenta Pharmaceuticals Inc. (a)	11,933	220,760
MyoKardia Inc. (a)	3,079	131,935
Myriad Genetics Inc. (a)	10,457	378,334
NanoString Technologies Inc. (a)	3,450	55,752
NantHealth Inc. (a)	2,817	11,606
NantKwest Inc. (a)	4,937	27,055
Natera Inc. (a)	5,086	65,559
National Healthcare Corp.	1,840	115,129
National Research Corp. Class A	1,572	59,264
Natus Medical Inc. (a)	5,280	198,000
Nektar Therapeutics (a)	24,087	578,088
Neogen Corp. (a)	5,996	464,450
NeoGenomics Inc. (a)	8,824	98,211
Neos Therapeutics Inc. (a)	4,198	38,412
Nevro Corp. (a)	4,512	410,051

See accompanying notes to schedules of investments.	23

STATE FARM VARIABLE PRODUCT TRUST SMALL CAP EQUITY INDEX FUND

SCHEDULE OF INVESTMENTS (continued)

September 30, 2017

(Unaudited)

	Shares	Value
Common Stocks (Cont.)
Health Care (Cont.)
NewLink Genetics Corp. (a)	3,596	$36,607
Novavax Inc. (a)	45,809	52,222
Novelion Therapeutics Inc. (a)	2,390	16,802
Novocure Ltd. (a)	9,380	186,193
NuVasive Inc. (a)	8,254	457,767
NxStage Medical Inc. (a)	10,498	289,745
Nymox Pharmaceutical Corp. (a)	4,564	17,434
Obalon Therapeutics Inc. (a)	1,362	12,980
Ocular Therapeutix Inc. (a)	3,203	19,795
Omeros Corp. (a)	7,251	156,767
Omnicell Inc. (a)	5,862	299,255
OraSure Technologies Inc. (a)	9,202	207,045
Organovo Holdings Inc. (a)	14,405	31,979
Orthofix International NV (a)	2,667	126,016
Otonomy Inc. (a)	4,568	14,846
Ovid Therapeutics Inc. (a)	818	7,010
Owens & Minor Inc.	9,906	289,255
Oxford Immunotec Global PLC (a)	3,617	60,766
Pacific Biosciences of California Inc. (a)	16,115	84,604
Pacira Pharmaceuticals Inc. (a)	6,395	240,132
Paratek Pharmaceuticals Inc. (a)	3,827	96,058
Parexel International Corp. (a)	8,067	710,541
PDL BioPharma Inc. (a)	24,833	84,184
Penumbra Inc. (a)	4,767	430,460
PetIQ Inc. (a)	1,072	29,030
PharMerica Corp. (a)	4,918	144,097
Phibro Animal Health Corp. Class A	3,086	114,336
Pieris Pharmaceuticals Inc. (a)	5,553	31,985
Portola Pharmaceuticals Inc. (a)	8,900	480,867
PRA Health Sciences Inc. (a)	7,955	605,932
Prestige Brands Holdings Inc. (a)	8,494	425,464
Progenics Pharmaceuticals Inc. (a)	11,461	84,353
Protagonist Therapeutics Inc. (a)	1,263	22,317
Prothena Corp. PLC (a)	6,239	404,100
Providence Service Corp. (a)	1,895	102,482
PTC Therapeutics Inc. (a)	6,444	128,944
Pulse Biosciences Inc. (a)	1,476	27,468
Puma Biotechnology Inc. (a)	4,655	557,436
Quality Systems Inc. (a)	8,455	132,997
Quidel Corp. (a)	4,357	191,098
Quotient Ltd. (a)	4,295	21,174
R1 RCM Inc. (a)	16,486	61,163
Ra Pharmaceuticals Inc. (a)	1,904	27,798
Radius Health Inc. (a)	6,051	233,266
RadNet Inc. (a)	6,530	75,422
Reata Pharmaceuticals Inc. Class A (a)	1,813	56,384
Recro Pharma Inc. (a)	2,169	19,478
REGENXBIO Inc. (a)	4,466	147,155
Repligen Corp. (a)	6,044	231,606
Retrophin Inc. (a)	5,975	148,718
Revance Therapeutics Inc. (a)	3,639	100,254
Rigel Pharmaceuticals Inc. (a)	18,780	47,701
Rockwell Medical Inc. (a)	7,927	67,855
RTI Surgical Inc. (a)	9,588	43,625

	Shares	Value
Common Stocks (Cont.)
Health Care (Cont.)
Sage Therapeutics Inc. (a)	5,617	$349,939
Sangamo Therapeutics Inc. (a)	13,301	199,515
Sarepta Therapeutics Inc. (a)	9,629	436,771
SciClone Pharmaceuticals Inc. (a)	8,124	90,989
Select Medical Holdings Corp. (a)	17,612	338,150
Selecta Biosciences Inc. (a)	2,436	44,457
Seres Therapeutics Inc. (a)	2,927	46,949
Sienna Biopharmaceuticals Inc. (a)	737	16,398
Sientra Inc. (a)	2,269	34,943
Simulations Plus Inc.	1,738	26,939
Spark Therapeutics Inc. (a)	4,344	387,311
Spectrum Pharmaceuticals Inc. (a)	12,944	182,122
STAAR Surgical Co. (a)	6,555	81,610
Stemline Therapeutics Inc. (a)	3,764	41,780
Strongbridge Biopharma PLC (a)	3,458	23,860
Sucampo Pharmaceuticals Inc. Class A (a)	4,006	47,271
Supernus Pharmaceuticals Inc. (a)	7,730	309,200
Surgery Partners Inc. (a)	3,070	31,774
SurModics Inc. (a)	2,214	68,634
Syndax Pharmaceuticals Inc. (a)	1,419	16,602
Synergy Pharmaceuticals Inc. (a)	36,862	106,900
Syros Pharmaceuticals Inc. (a)	2,016	29,676
Tabula Rasa HealthCare Inc. (a)	1,515	40,511
Tactile Systems Technology Inc. (a)	1,486	45,992
Teladoc Inc. (a)	8,749	290,029
Teligent Inc. (a)	6,748	45,279
Tenet Healthcare Corp. (a)	13,257	217,813
Tetraphase Pharmaceuticals Inc. (a)	8,084	55,295
TG Therapeutics Inc. (a)	7,879	93,366
TherapeuticsMD Inc. (a)	24,758	130,970
Theravance Biopharma Inc. (a)	6,781	232,181
Tivity Health Inc. (a)	5,936	242,189
Tocagen Inc. (a)	1,361	16,958
Trevena Inc. (a)	7,309	18,638
Triple-S Management Corp. Class B (a)	3,930	93,062
U.S. Physical Therapy Inc.	2,033	124,928
Ultragenyx Pharmaceutical Inc. (a)	6,434	342,675
Utah Medical Products Inc.	570	41,924
Vanda Pharmaceuticals Inc. (a)	7,156	128,092
Varex Imaging Corp. (a)	6,120	207,101
VBI Vaccines Inc. (a)	3,405	13,109
Veracyte Inc. (a)	3,799	33,317
Versartis Inc. (a)	5,443	13,335
ViewRay Inc. (a)	4,732	27,256
Viveve Medical Inc. (a)	2,422	12,691
Vocera Communications Inc. (a)	4,554	142,859
Voyager Therapeutics Inc. (a)	2,564	52,793
vTv Therapeutics Inc. Class A (a)	1,291	7,720
WaVe Life Sciences Ltd. (a)	1,923	41,825
Wright Medical Group NV (a)	16,701	432,055
XBiotech Inc. (a)	2,857	12,485
Xencor Inc. (a)	6,186	141,783
ZIOPHARM Oncology Inc. (a)	21,341	131,034
Zogenix Inc. (a)	3,889	136,309

24	See accompanying notes to schedules of investments.

STATE FARM VARIABLE PRODUCT TRUST SMALL CAP EQUITY INDEX FUND

SCHEDULE OF INVESTMENTS (continued)

September 30, 2017

(Unaudited)

	Shares	Value
Common Stocks (Cont.)
Health Care (Cont.)
Zynerba Pharmaceuticals Inc. (a)	1,857	$15,525

		52,065,920

Industrials (14.90%)
Aaon Inc.	6,623	228,328
AAR Corp.	5,229	197,552
ABM Industries Inc.	8,759	365,338
Acacia Research Corp. (a)	8,391	38,179
Acco Brands Corp. (a)	17,140	203,966
Actuant Corp. Class A	9,412	240,947
Advanced Disposal Services Inc. (a)	6,876	173,206
Advanced Drainage Systems Inc.	5,733	116,093
Advisory Board Co., The (a)	6,437	345,184
Aegion Corp. (a)	5,112	119,007
Aerojet Rocketdyne Holdings Inc. (a)	11,252	393,933
Aerovironment Inc. (a)	3,396	183,792
Air Transport Services Group Inc. (a)	9,330	227,092
Aircastle Ltd.	7,193	160,332
Alamo Group Inc.	1,531	164,383
Albany International Corp. Class A	4,707	270,182
Allegiant Travel Co.	2,003	263,795
Allied Motion Technologies Inc.	969	24,554
Altra Industrial Motion Corp.	4,660	224,146
Ameresco Inc. Class A (a)	3,363	26,231
American Railcar Industries Inc.	1,302	50,257
American Woodmark Corp. (a)	2,285	219,931
Apogee Enterprises Inc.	4,645	224,168
Applied Industrial Technologies Inc.	6,219	409,210
Aqua Metals Inc. (a)	2,704	18,522
ARC Document Solutions Inc. (a)	6,566	26,855
ArcBest Corp.	4,213	140,925
Argan Inc.	2,366	159,112
Armstrong Flooring Inc. (a)	3,829	60,307
Astec Industries Inc.	3,456	193,571
Astronics Corp. (a)	3,305	98,324
Atkore International Group Inc. (a)	5,342	104,222
Atlas Air Worldwide Holdings Inc. (a)	3,786	249,119
Avis Budget Group Inc. (a)	12,196	464,180
Axon Enterprise Inc. (a)	8,645	195,982
AZZ Inc.	4,003	194,946
Babcock & Wilcox Enterprises Inc. (a)	7,531	25,078
Barnes Group Inc.	8,073	568,662
Barrett Business Services Inc.	1,197	67,666
Beacon Roofing Supply Inc. (a)	10,767	551,809
BG Staffing Inc.	1,131	18,718
Blue Bird Corp. (a)	864	17,798
BMC Stock Holdings Inc. (a)	10,642	227,207
Brady Corp.	7,563	287,016
Briggs & Stratton Corp.	6,967	163,724
Brink’s Co., The	7,452	627,831
Builders FirstSource Inc. (a)	15,739	283,145
CaesarStone Ltd. (a)	3,693	110,051
CAI International Inc. (a)	2,528	76,649
Casella Waste Systems Inc. Class A (a)	6,210	116,748
CBIZ Inc. (a)	8,149	132,421
CECO Environmental Corp.	4,803	40,633

	Shares	Value
Common Stocks (Cont.)
Industrials (Cont.)
Chart Industries Inc. (a)	4,758	$186,656
Chicago Bridge & Iron Company N.V.	16,397	275,470
CIRCOR International Inc.	2,763	150,390
Cogint Inc. (a)	2,417	11,843
Columbus McKinnon Corp.	3,533	133,795
Comfort Systems USA Inc.	6,086	217,270
Commercial Vehicle Group Inc. (a)	4,041	29,701
Continental Building Products Inc. (a)	6,441	167,466
Costamare Inc.	7,539	46,591
Covanta Holding Corp.	19,103	283,680
Covenant Transport Group Inc. Class A (a)	1,851	53,642
CRA International Inc.	1,447	59,399
CSW Industrials Inc. (a)	2,358	104,577
Cubic Corp.	3,949	201,399
Curtiss-Wright Corp.	7,025	734,394
Daseke Inc. (a)	3,291	42,948
Deluxe Corp.	7,660	558,874
DigitalGlobe Inc. (a)	10,064	354,756
DMC Global Inc.	2,248	37,991
Douglas Dynamics Inc.	3,633	143,140
Ducommun Inc. (a)	1,639	52,530
DXP Enterprises Inc. (a)	2,562	80,677
Dycom Industries Inc. (a)	4,825	414,371
Eagle Bulk Shipping Inc. (a)	6,131	27,773
Eastern Co., The	893	25,629
Echo Global Logistics Inc. (a)	4,098	77,247
EMCOR Group Inc.	9,367	649,882
Encore Wire Corp.	3,345	149,772
Energous Corp. (a)	3,067	38,828
Energy Recovery Inc. (a)	5,664	44,746
EnerSys	7,032	486,403
Engility Holdings Inc. (a)	3,068	106,398
Ennis Inc.	4,220	82,923
EnPro Industries Inc.	3,448	277,667
EnviroStar Inc.	557	15,401
ESCO Technologies Inc.	3,987	239,021
Essendant Inc.	6,233	82,089
Esterline Technologies Corp. (a)	4,260	384,039
ExOne Co., The (a)	1,722	19,562
Exponent Inc.	4,077	301,290
Federal Signal Corp.	9,774	207,991
Forward Air Corp.	4,883	279,454
Foundation Building Materials Inc. (a)	2,106	29,779
Franklin Covey Co. (a)	1,870	37,961
Franklin Electric Co. Inc.	7,518	337,182
Freightcar America Inc.	2,061	40,313
FTI Consulting Inc. (a)	6,200	219,976
GATX Corp.	6,121	376,809
Genco Shipping & Trading Ltd. (a)	1,183	13,711
Gencor Industries Inc. (a)	1,255	22,151
Generac Holdings Inc. (a)	9,962	457,555
General Cable Corp.	8,071	152,138
Gibraltar Industries Inc. (a)	5,227	162,821
Global Brass & Copper Holdings Inc.	3,485	117,793
GMS Inc. (a)	4,320	152,928

See accompanying notes to schedules of investments.	25

STATE FARM VARIABLE PRODUCT TRUST SMALL CAP EQUITY INDEX FUND

SCHEDULE OF INVESTMENTS (continued)

September 30, 2017

(Unaudited)

	Shares	Value
Common Stocks (Cont.)
Industrials (Cont.)
Gorman-Rupp Co., The	2,884	$93,932
GP Strategies Corp. (a)	2,137	65,926
Graham Corp.	1,712	35,661
Granite Construction Inc.	6,302	365,201
Great Lakes Dredge & Dock Co. (a)	10,129	49,126
Greenbrier Companies Inc., The	4,470	215,230
Griffon Corp.	4,770	105,894
H&E Equipment Services Inc.	5,299	154,731
Hardinge Inc.	1,810	27,639
Harsco Corp. (a)	13,080	273,372
Hawaiian Holdings Inc. (a)	8,456	317,523
HC2 Holdings Inc. (a)	5,552	29,315
Healthcare Services Group Inc.	11,563	624,055
Heartland Express Inc.	7,727	193,793
Heidrick & Struggles International Inc.	3,003	63,513
Herc Holdings Inc. (a)	3,943	193,720
Heritage-Crystal Clean Inc. (a)	2,188	47,589
Herman Miller Inc.	9,701	348,266
Hertz Global Holdings Inc. (a)	8,919	199,429
Hill International Inc. (a)	5,362	25,470
Hillenbrand Inc.	10,303	400,272
HNI Corp.	7,185	297,962
Hub Group Inc. (a)	5,127	220,205
Hudson Technologies Inc. (a)	5,958	46,532
Hurco Companies Inc.	1,117	46,467
Huron Consulting Group Inc. (a)	3,390	116,277
Huttig Building Products Inc. (a)	3,820	26,969
Hyster-Yale Materials Handling Inc.	1,674	127,961
ICF International Inc. (a)	2,797	150,898
IES Holdings Inc. (a)	1,246	21,556
Innerworkings Inc. (a)	7,362	82,822
Insperity Inc.	2,978	262,064
Insteel Industries Inc.	2,831	73,917
Interface Inc.	10,105	221,300
JELD-WEN Holding Inc. (a)	8,674	308,100
John Bean Technologies Corp.	5,113	516,924
Kadant Inc.	1,775	174,926
Kaman Corp.	4,298	239,742
KBR Inc.	22,339	399,421
Kelly Services Inc. Class A	4,891	122,715
Kennametal Inc.	13,055	526,639
Keyw Holding Corp., The (a)	7,813	59,457
Kforce Inc.	4,029	81,386
Kimball International Inc. Class B	6,032	119,253
KLX Inc. (a)	8,419	445,618
Knight-Swift Transportation Holdings Inc. (a)	20,140	836,817
Knoll Inc.	7,891	157,820
Korn/Ferry International	8,332	328,531
Kratos Defense & Security Solutions Inc. (a)	11,621	152,003
L.B. Foster Co. Class A	1,317	29,962
Lawson Products Inc. (a)	1,004	25,301
Layne Christensen Co. (a)	2,841	35,655
Lindsay Corp.	1,611	148,051
LSC Communications Inc.	5,453	90,029

	Shares	Value
Common Stocks (Cont.)
Industrials (Cont.)
LSI Industries Inc.	4,010	$26,506
Lydall Inc. (a)	2,766	158,492
Manitowoc Company Inc., The (a)	20,951	188,559
Marten Transport Ltd.	6,220	127,821
Masonite International Corp. (a)	4,846	335,343
MasTec Inc. (a)	10,835	502,744
Matson Inc.	6,678	188,186
Matthews International Corp. Class A	5,089	316,790
McGrath Rentcorp	3,866	169,138
Mercury Systems Inc. (a)	7,613	394,962
Meritor Inc. (a)	13,358	347,442
Milacron Holdings Corp. (a)	8,358	140,916
Miller Industries Inc.	1,840	51,428
Mistras Group Inc. (a)	2,854	58,507
Mobile Mini Inc.	6,868	236,603
Moog Inc. Class A (a)	5,187	432,751
MRC Global Inc. (a)	14,550	254,480
MSA Safety Inc.	5,414	430,467
Mueller Industries Inc.	8,956	313,012
Mueller Water Products Inc.	25,252	323,226
Multi-Color Corp.	2,252	184,551
MYR Group Inc. (a)	2,527	73,637
National Presto Industries Inc.	786	83,670
Navigant Consulting Inc. (a)	7,879	133,313
Navios Maritime Holdings Inc. (a)	14,235	23,772
Navistar International Corp. (a)	7,929	349,431
NCI Building Systems Inc. (a)	6,506	101,494
Neff Corp. Class A (a)	1,352	33,800
Nexeo Solutions Inc. (a)	4,197	30,638
NL Industries Inc. (a)	1,105	10,111
NN Inc.	4,446	128,934
Northwest Pipe Co. (a)	1,508	28,682
NOW Inc. (a)	16,843	232,602
NV5 Global Inc. (a)	1,207	65,963
Omega Flex Inc.	508	36,495
On Assignment Inc. (a)	8,265	443,665
Orion Group Holdings Inc. (a)	4,710	30,898
Park-Ohio Holdings Corp.	1,418	64,661
Patrick Industries Inc. (a)	2,634	221,519
Pendrell Corp. (a)	1,865	12,738
PGT Innovations Inc. (a)	7,872	117,686
Plug Power Inc. (a)	36,348	94,868
Ply Gem Holdings Inc. (a)	3,678	62,710
Powell Industries Inc.	1,447	43,396
Preformed Line Products Co.	463	31,160
Primoris Services Corp.	6,188	182,051
Proto Labs Inc. (a)	4,075	327,222
Quad Graphics Inc.	5,118	115,718
Quanex Building Products Corp.	5,600	128,520
R.R. Donnelley & Sons Co.	10,873	111,992
Radiant Logistics Inc. (a)	6,422	34,101
Raven Industries Inc.	5,936	192,326
RBC Bearings Inc. (a)	3,781	473,192
Resources Connection Inc.	4,600	63,940
REV Group Inc.	2,050	58,958

26	See accompanying notes to schedules of investments.

STATE FARM VARIABLE PRODUCT TRUST SMALL CAP EQUITY INDEX FUND

SCHEDULE OF INVESTMENTS (continued)

September 30, 2017

(Unaudited)

	Shares	Value
Common Stocks (Cont.)
Industrials (Cont.)
Revolution Lighting Technologies Inc. (a)	1,947	$12,656
Rexnord Corp. (a)	16,947	430,623
Roadrunner Transportation Systems Inc. (a)	5,222	49,766
RPX Corp. (a)	7,487	99,427
Rush Enterprises Inc. Class A (a)	4,826	223,396
Rush Enterprises Inc. Class B (a)	901	39,302
Safe Bulkers Inc. (a)	7,634	20,917
Saia Inc. (a)	4,110	257,492
Schneider National Inc. Class B	5,292	133,888
Scorpio Bulkers Inc. (a)	9,517	67,095
Simpson Manufacturing Co. Inc.	6,448	316,210
SiteOne Landscape Supply Inc. (a)	5,520	320,712
SkyWest Inc.	8,256	362,438
Spartan Motors Inc.	5,314	58,720
Sparton Corp. (a)	1,625	37,716
SPX Corp. (a)	6,954	204,030
SPX FLOW Inc. (a)	6,724	259,277
Standard Plus Corp. (a)	2,835	111,982
Standex International Corp.	1,965	208,683
Steelcase Inc.	13,079	201,417
Sterling Construction Company Inc. (a)	4,138	63,022
Sun Hydraulics Corp.	3,820	206,280
Sunrun Inc. (a)	13,885	77,062
Team Inc. (a)	4,808	64,187
Tennant Co.	2,886	191,053
Tetra Tech Inc.	9,220	429,191
Textainer Group Holdings Ltd. (a)	4,403	75,511
Thermon Group Holdings Inc. (a)	5,195	93,458
Titan International Inc.	8,091	82,124
Titan Machinery Inc. (a)	2,775	43,096
TPI Composites Inc. (a)	1,743	38,939
Trex Co. Inc. (a)	4,725	425,581
TriMas Corp. (a)	7,234	195,318
TriNet Group Inc. (a)	6,710	225,590
Triton International Ltd. of Bermuda	7,071	235,323
Triumph Group Inc.	7,963	236,899
TrueBlue Inc. (a)	6,398	143,635
Tutor Perini Corp. (a)	5,801	164,748
Twin Disc Inc. (a)	1,346	25,049
UniFirst Corp.	2,375	359,812
Universal Forest Products Inc.	3,249	318,922
Universal Logistics Holdings Inc.	1,455	29,755
US Ecology Inc.	3,597	193,519
Vectrus Inc. (a)	1,844	56,869
Veritiv Corp. (a)	1,868	60,710
Viad Corp.	3,183	193,845
Vicor Corp. (a)	2,750	64,900
Vivint Solar Inc. (a)	3,395	11,543
VSE Corp.	1,452	82,561
Wabash National Corp.	9,213	210,241
WageWorks Inc. (a)	6,325	383,928
Watts Water Technologies Inc.	4,539	314,099
Werner Enterprises Inc.	7,725	282,349
Wesco Aircraft Holdings Inc. (a)	9,221	86,677
West Corp.	6,729	157,930

	Shares	Value
Common Stocks (Cont.)
Industrials (Cont.)
Willdan Group Inc. (a)	1,238	$40,185
Willis Lease Finance Corp. (a)	697	17,139
Woodward Inc.	8,430	654,252
YRC Worldwide Inc. (a)	5,352	73,858

		49,723,450

Information Technology (16.65%)
2U Inc. (a)	7,119	398,949
3D Systems Corp. (a)	17,341	232,196
8x8 Inc. (a)	14,629	197,492
A10 Networks Inc. (a)	7,974	60,283
Acacia Communications Inc. (a)	3,012	141,865
ACI Worldwide Inc. (a)	18,533	422,182
Actua Corp. (a)	4,980	76,194
Acxiom Corp. (a)	12,646	311,597
Adtran Inc.	7,594	182,256
Advanced Energy Industries Inc. (a)	6,357	513,391
Aerohive Networks Inc. (a)	5,096	20,843
Agilysys Inc. (a)	2,449	29,266
Akoustis Technologies Inc. (a)	1,371	8,939
Alarm.com Holdings Inc. (a)	3,297	148,958
Alpha & Omega Semiconductor Ltd. (a)	2,890	47,656
Alteryx Inc. Class A (a)	1,464	29,822
Ambarella Inc. (a)	5,158	252,794
Amber Road Inc. (a)	3,180	24,422
American Software Inc. Class A	4,191	47,610
Amkor Technology Inc. (a)	16,424	173,273
Angie’s List Inc. (a)	6,644	82,784
Anixter International Inc. (a)	4,722	401,370
AppFolio Inc. Class A (a)	1,223	58,643
Applied Optoelectronics Inc. (a)	2,917	188,642
Apptio Inc. Class A (a)	3,461	63,925
Aspen Technology Inc. (a)	12,055	757,175
Avid Technology Inc. (a)	5,127	23,277
AVX Corp.	7,616	138,839
Axcelis Technologies Inc. (a)	4,964	135,765
AXT Inc. (a)	6,012	55,010
Badger Meter Inc.	4,427	216,923
Bankrate Inc. (a)	7,897	110,163
Barracuda Networks Inc. (a)	4,100	99,343
Bazaarvoice Inc. (a)	13,337	66,018
Bel Fuse Inc.	1,475	46,020
Belden Inc.	6,699	539,470
Benchmark Electronics Inc. (a)	8,167	278,903
Benefitfocus Inc. (a)	2,586	87,019
Blackbaud Inc.	7,745	680,011
Blackhawk Network Holdings Inc. (a)	8,728	382,286
BlackLine Inc. (a)	2,446	83,458
Blucora Inc. (a)	6,640	167,992
Bottomline Technologies Inc. (a)	6,327	201,388
Box Inc. Class A (a)	12,786	247,026
Brightcove Inc. (a)	4,964	35,741
BroadSoft Inc. (a)	4,859	244,408
Brooks Automation Inc.	11,232	341,004
Cabot Microelectronics Corp.	4,048	323,557

See accompanying notes to schedules of investments.	27

STATE FARM VARIABLE PRODUCT TRUST SMALL CAP EQUITY INDEX FUND

SCHEDULE OF INVESTMENTS (continued)

September 30, 2017

(Unaudited)

	Shares	Value
Common Stocks (Cont.)
Information Technology (Cont.)
CACI International Inc. Class A (a)	3,972	$553,498
CalAmp Corp. (a)	5,803	134,920
Calix Inc. (a)	7,040	35,552
Callidus Software Inc. (a)	10,308	254,092
Carbonite Inc. (a)	4,058	89,276
Cardtronics PLC Class A (a)	7,499	172,552
Care.com Inc. (a)	2,203	35,006
Cars.com Inc. (a)	11,742	312,455
Cass Information Systems Inc.	1,672	106,072
CEVA Inc. (a)	3,517	150,528
ChannelAdvisor Corp. (a)	3,828	44,022
Ciena Corp. (a)	22,980	504,871
Cimpress NV (a)	3,986	389,273
Cirrus Logic Inc. (a)	10,309	549,676
Clearfield Inc. (a)	1,960	26,656
Cloudera Inc. (a)	2,338	38,858
Cohu Inc.	4,254	101,415
CommerceHub Inc. Series A (a)	2,268	51,189
CommerceHub Inc. Series C (a)	4,679	99,897
CommVault Systems Inc. (a)	6,277	381,642
Comtech Telecommunications Corp.	3,885	79,759
Control4 Corp. (a)	3,969	116,927
Convergys Corp.	14,834	384,052
Cornerstone OnDemand Inc. (a)	8,490	344,779
Coupa Software Inc. (a)	4,844	150,891
CPI Card Group Inc.	3,871	4,568
Cray Inc. (a)	6,618	128,720
Cree Inc. (a)	15,859	447,065
CSG Systems International Inc.	5,340	214,134
CTS Corp.	5,130	123,633
CyberOptics Corp. (a)	1,118	18,168
Daktronics Inc.	5,306	56,084
DHI Group Inc. (a)	8,209	21,343
Diebold Nixdorf Inc.	12,294	280,918
Digi International Inc. (a)	4,021	42,623
Digimarc Corp. (a)	1,625	59,475
Diodes Inc. (a)	5,953	178,173
DSP Group Inc. (a)	3,748	48,724
Eastman Kodak Co. (a)	2,849	20,940
Ebix Inc.	3,909	255,062
Electro Scientific Industries Inc. (a)	5,072	70,602
Electronics for Imaging Inc. (a)	7,534	321,551
Ellie Mae Inc. (a)	5,477	449,826
EMCORE Corp. (a)	4,362	35,768
Endurance International Group Holdings Inc. (a)	9,975	81,795
Entegris Inc. (a)	23,010	663,838
Envestnet Inc. (a)	7,001	357,051
EPAM Systems Inc. (a)	7,889	693,680
ePlus inc. (a)	2,090	193,220
Etsy Inc. (a)	18,824	317,749
Everbridge Inc. (a)	2,755	72,787
Everi Holdings Inc. (a)	10,316	78,298
EVERTEC Inc.	9,985	158,262
Exa Corp. (a)	2,219	53,655
Exlservice Holdings Inc. (a)	5,270	307,346

	Shares	Value
Common Stocks (Cont.)
Information Technology (Cont.)
Extreme Networks Inc. (a)	17,737	$210,893
Fabrinet (a)	5,794	214,726
Fair Isaac Corp.	4,883	686,062
FARO Technologies Inc. (a)	2,806	107,330
Finisar Corp. (a)	18,144	402,252
Fitbit Inc. Class A (a)	28,482	198,235
Five9 Inc. (a)	8,464	202,290
Formfactor Inc. (a)	11,501	193,792
Forrester Research Inc.	1,671	69,931
Gerber Scientific Inc. Escrow Shares(b)(c)	4,900	0
Gigamon Inc. (a)	5,892	248,348
Glu Mobile Inc. (a)	17,108	64,326
Gogo Inc. (a)	9,374	110,707
GrubHub Inc. (a)	13,802	726,813
GSI Technology Inc. (a)	2,270	16,503
GTT Communications Inc. (a)	5,035	159,358
Hackett Group Inc., The	3,990	60,608
Harmonic Inc. (a)	12,645	38,567
Hortonworks Inc. (a)	7,766	131,634
HubSpot Inc. (a)	5,476	460,258
Ichor Holdings Ltd. (a)	2,741	73,459
II-VI Inc. (a)	9,816	403,928
Immersion Corp. (a)	4,497	36,740
Imperva Inc. (a)	5,451	236,573
Impinj Inc. (a)	2,934	122,084
Infinera Corp. (a)	23,189	205,686
Information Services Group Inc. (a)	5,071	20,385
Inphi Corp. (a)	6,855	272,075
Insight Enterprises Inc. (a)	5,786	265,693
Instructure Inc. (a)	3,454	114,500
Integrated Device Technology Inc. (a)	21,796	579,338
InterDigital Inc.	5,501	405,699
Internap Corp. (a)	12,940	56,289
Intevac Inc. (a)	3,128	26,432
Iteris Inc. (a)	3,745	24,904
Itron Inc. (a)	5,536	428,763
IXYS Corp. (a)	4,289	101,649
j2 Global Inc.	7,410	547,451
Kemet Corp. (a)	7,414	156,658
Kimball Electronics Inc. (a)	4,325	93,636
Knowles Corp. (a)	13,893	212,146
Kopin Corp. (a)	10,894	45,428
KVH Industries Inc. (a)	2,582	30,855
Lattice Semiconductor Corp. (a)	19,768	102,991
Leaf Group Ltd. (a)	1,853	12,786
Limelight Networks Inc. (a)	12,688	50,371
Liquidity Services Inc. (a)	4,213	24,857
Littelfuse Inc.	3,656	716,137
LivePerson Inc. (a)	8,559	115,974
Lumentum Holdings Inc. (a)	9,910	538,608
MACOM Technology Solutions Holdings Inc. (a)	6,591	294,025
Majesco (a)	949	4,736
ManTech International Corp. Class A	4,068	179,602
MAXIMUS Inc.	10,268	662,286

28	See accompanying notes to schedules of investments.

STATE FARM VARIABLE PRODUCT TRUST SMALL CAP EQUITY INDEX FUND

SCHEDULE OF INVESTMENTS (continued)

September 30, 2017

(Unaudited)

	Shares	Value
Common Stocks (Cont.)
Information Technology (Cont.)
MaxLinear Inc. Class A (a)	9,804	$232,845
Maxwell Technologies Inc. (a)	5,060	25,958
Meet Group Inc., The (a)	10,954	39,873
Mesa Laboratories Inc.	510	76,153
Methode Electronics Inc.	5,825	246,689
MicroStrategy Inc. (a)	1,501	191,693
Microvision Inc. (a)	10,974	30,508
MINDBODY, Inc. Class A (a)	6,740	174,229
Mitek Systems Inc. (a)	4,839	45,970
MKS Instruments Inc.	8,675	819,354
MobileIron Inc. (a)	8,883	32,867
Model N Inc. (a)	3,658	54,687
MoneyGram International Inc. (a)	4,673	75,282
Monolithic Power Systems Inc.	6,483	690,764
Monotype Imaging Holdings Inc.	6,677	128,532
MTS Systems Corp.	2,779	148,538
MuleSoft Inc. Class A (a)	3,831	77,156
Nanometrics Inc. (a)	3,954	113,875
Napco Security Technologies Inc. (a)	1,880	18,236
NeoPhotonics Corp. (a)	5,049	28,072
NETGEAR Inc. (a)	5,234	249,138
NetScout Systems Inc. (a)	13,840	447,724
New Relic Inc. (a)	4,770	237,546
NIC Inc.	10,620	182,133
Novanta Inc. (a)	5,274	229,946
Nutanix Inc. Class A (a)	9,036	202,316
NVE Corp.	790	62,386
Oclaro Inc. (a)	26,953	232,604
Okta Inc. (a)	2,136	60,257
Ominto Inc. (a)	2,271	10,220
OSI Systems Inc. (a)	2,737	250,080
Park City Group Inc. (a)	2,134	25,928
Park Electrochemical Corp.	3,304	61,124
Paycom Software Inc. (a)	8,019	601,104
Paylocity Holding Corp. (a)	4,224	206,216
PC Connection Inc.	1,843	51,954
PCM Inc. (a)	1,617	22,638
PDF Solutions Inc. (a)	4,406	68,249
Pegasystems Inc.	5,955	343,306
Perficient Inc. (a)	5,294	104,133
Photronics Inc. (a)	10,609	93,890
Pixelworks Inc. (a)	4,597	21,652
Planet Payment Inc. (a)	6,979	29,940
Plantronics Inc.	5,219	230,784
Plexus Corp. (a)	5,276	295,878
Power Integrations Inc.	4,653	340,600
Presidio Inc. (a)	3,081	43,596
Progress Software Corp.	7,752	295,894
Proofpoint Inc. (a)	6,986	609,319
PROS Holdings Inc. (a)	4,171	100,646
Pure Storage Inc. Class A (a)	15,148	242,217
Q2 Holdings Inc. (a)	5,095	212,207
QAD Inc. Class A	1,587	54,513
Qualys Inc. (a)	5,107	264,543
Quantenna Communications Inc. (a)	3,437	57,776
Quantum Corp. (a)	4,513	27,620

	Shares	Value
Common Stocks (Cont.)
Information Technology (Cont.)
QuinStreet Inc. (a)	5,956	$43,777
Quotient Technology Inc. (a)	11,973	187,377
Radisys Corp. (a)	5,791	7,934
Rambus Inc. (a)	17,104	228,338
Rapid7 Inc. (a)	3,221	56,690
Realnetworks Inc. (a)	3,704	17,779
RealPage Inc. (a)	9,538	380,566
Reis Inc.	1,438	25,884
RingCentral Inc. Class A (a)	10,158	424,096
Rogers Corp. (a)	2,936	391,310
Rosetta Stone Inc. (a)	3,064	31,283
Rubicon Project Inc., The (a)	7,269	28,276
Rudolph Technologies Inc. (a)	4,897	128,791
Sanmina Corp. (a)	11,972	444,760
ScanSource Inc. (a)	3,822	166,830
Science Applications International Corp.	7,037	470,423
SecureWorks Corp. Class A (a)	944	11,658
Semtech Corp. (a)	10,293	386,502
ServiceSource International Inc. (a)	12,263	42,430
Shutterstock Inc. (a)	2,881	95,908
Sigma Designs Inc. (a)	5,575	35,122
Silicon Laboratories Inc. (a)	6,817	544,678
Silver Spring Networks Inc. (a)	6,796	109,891
SMART Global Holdings Inc. (a)	3,121	83,580
Sonus Networks Inc. (a)	8,115	62,080
SPS Commerce Inc. (a)	2,649	150,225
Stamps.com Inc. (a)	2,579	522,634
StarTek Inc. (a)	1,703	20,010
Stratasys Ltd. (a)	8,190	189,353
SunPower Corp. (a)	9,685	70,604
Super Micro Computer Inc. (a)	6,384	141,086
Sykes Enterprises Inc. (a)	6,148	179,276
Synaptics Inc. (a)	5,612	219,878
Synchronoss Technologies Inc. (a)	6,988	65,198
SYNNEX Corp.	4,710	595,862
Syntel Inc.	5,503	108,134
Systemax Inc.	1,932	51,063
Tech Data Corp. (a)	5,700	506,445
TechTarget (a)	3,337	39,844
TeleNav Inc. (a)	5,549	35,236
TeleTech Holdings Inc.	2,302	96,108
Tintri Inc. (a)	2,132	6,694
TiVo Corp.	19,119	379,512
Trade Desk Inc., The Class A (a)	3,782	232,631
Travelport Worldwide Ltd.	20,207	317,250
TrueCar Inc. (a)	11,005	173,769
TTM Technologies Inc. (a)	15,013	230,750
Tucows Inc. Class A (a)	1,458	85,366
Twilio Inc. Class A (a)	10,124	302,201
Ubiquiti Networks Inc. (a)	3,763	210,803
Ultra Clean Holdings Inc. (a)	5,456	167,063
Unisys Corp. (a)	8,735	74,248
Upland Software Inc. (a)	1,170	24,757
USA Technologies Inc. (a)	7,607	47,544
Varonis Systems Inc. (a)	3,113	130,435

See accompanying notes to schedules of investments.	29

STATE FARM VARIABLE PRODUCT TRUST SMALL CAP EQUITY INDEX FUND

SCHEDULE OF INVESTMENTS (continued)

September 30, 2017

(Unaudited)

	Shares	Value
Common Stocks (Cont.)
Information Technology (Cont.)
VASCO Data Security International Inc. (a)	5,031	$60,624
Veeco Instruments Inc. (a)	7,471	159,879
VeriFone Systems Inc. (a)	18,145	367,981
Verint Systems Inc. (a)	10,173	425,740
Veritone Inc. (a)	382	17,362
ViaSat Inc. (a)	8,656	556,754
Viavi Solutions Inc. (a)	37,245	352,338
Virnetx Holding Corp. (a)	8,291	32,335
Virtusa Corp. (a)	4,265	161,132
Vishay Intertechnology Inc.	21,906	411,833
Vishay Precision Group Inc. (a)	1,674	40,846
Web.com Group Inc. (a)	6,248	156,200
Workiva Inc. (a)	4,041	84,255
Xcerra Corp. (a)	8,975	88,404
XO Group Inc. (a)	3,766	74,077
Xperi Corp.	7,694	194,658
Yelp Inc. (a)	12,433	538,349
Yext Inc. (a)	2,099	27,875
Zendesk Inc. (a)	15,812	460,287
Zix Corp. (a)	9,173	44,856

		55,561,526

Materials (4.37%)
A. Schulman Inc.	4,716	161,052
Advanced Emissions Solutions Inc.	685	7,514
AdvanSix Inc. (a)	4,873	193,702
AgroFresh Solutions Inc. (a)	3,481	24,471
AK Steel Holding Corp. (a)	51,118	285,750
Allegheny Technologies Inc. (a)	17,356	414,808
American Vanguard Corp.	4,770	109,233
Ampco-Pittsburgh Corp.	1,352	23,525
Balchem Corp.	5,023	408,320
Boise Cascade Co. (a)	6,067	211,738
Calgon Carbon Corp.	8,490	181,686
Carpenter Technology Corp.	7,326	351,868
Century Aluminum Co. (a)	8,005	132,723
Chase Corp.	1,182	131,675
Clearwater Paper Corp. (a)	2,646	130,316
Cleveland-Cliffs Inc. (a)	48,562	347,218
Codexis Inc. (a)	7,003	46,570
Coeur Mining Inc. (a)	29,286	269,138
Commercial Metals Co.	18,340	349,010
Compass Minerals International Inc.	5,519	358,183
Core Molding Technologies Inc.	1,187	26,043
Deltic Timber Corp.	1,798	158,997
Ferro Corp. (a)	13,726	306,090
Ferroglobe Representation & Warranty Insurance Trust-Beneficial Interest Units (a)(b)(c)	10,979	0
Flotek Industries Inc. (a)	9,338	43,422
Forterra Inc. (a)	2,652	11,934
FutureFuel Corp.	4,237	66,690
GCP Applied Technologies Inc. (a)	11,547	354,493
Gold Resource Corp.	8,157	30,589
Greif Inc. Class A	3,991	233,633

	Shares	Value
Common Stocks (Cont.)
Materials (Cont.)
Greif Inc. Class B	911	$58,532
Handy & Harman Ltd. (a)	451	14,680
Hawkins Inc.	1,600	65,280
Haynes International Inc.	2,019	72,502
HB Fuller Co.	8,206	476,440
Hecla Mining Co.	64,020	321,380
Ingevity Corp. (a)	6,926	432,667
Innophos Holdings Inc.	3,218	158,293
Innospec Inc.	3,918	241,545
Intrepid Potash Inc. (a)	15,282	66,630
Kaiser Aluminum Corp.	2,615	269,711
Kapstone Paper and Packaging Corp.	13,840	297,422
Klondex Mines Ltd. (a)	28,505	103,758
KMG Chemicals Inc.	1,445	79,302
Koppers Holdings Inc. (a)	3,330	153,680
Kraton Corp. (a)	4,901	198,196
Kronos Worldwide Inc.	3,556	81,183
Louisiana-Pacific Corp. (a)	23,303	631,045
LSB Industries Inc. (a)	3,573	28,370
Materion Corp.	3,270	141,100
Minerals Technologies Inc.	5,653	399,384
Myers Industries Inc.	3,622	75,881
Neenah Paper Inc.	2,612	223,457
Olympic Steel Inc.	1,518	33,396
Omnova Solutions Inc. (a)	7,404	81,074
P. H. Glatfelter Co.	7,235	140,721
PolyOne Corp.	13,251	530,438
Quaker Chemical Corp.	2,034	300,930
Ramaco Resources Inc. (a)	928	6,153
Rayonier Advanced Materials Inc.	7,100	97,270
Ryerson Holding Corp. (a)	2,354	25,541
Schnitzer Steel Industries Inc. Class A	4,289	120,735
Schweitzer-Mauduit International Inc.	4,726	195,940
Sensient Technologies Corp.	6,998	538,286
Stepan Co.	3,242	271,226
Summit Materials Inc. Class A (a)	17,439	558,571
SunCoke Energy Inc. (a)	10,560	96,518
TimkenSteel Corp. (a)	6,359	104,924
Trecora Resources (a)	3,288	43,730
Tredegar Corp.	4,051	72,918
Trinseo SA	7,230	485,133
Tronox Ltd. Class A	10,457	220,643
UFP Technologies Inc. (a)	1,014	28,493
United States Lime & Minerals Inc.	328	27,552
US Concrete Inc. (a)	2,483	189,453
Valhi Inc.	5,193	12,619
Verso Corp. Class A (a)	5,523	28,112
Warrior Met Coal Inc.	2,736	64,488
Worthington Industries Inc.	7,305	336,030

		14,571,723

Real Estate (7.15%)
Acadia Realty Trust	13,020	372,632
Agree Realty Corp.	4,345	213,253

30	See accompanying notes to schedules of investments.

STATE FARM VARIABLE PRODUCT TRUST SMALL CAP EQUITY INDEX FUND

SCHEDULE OF INVESTMENTS (continued)

September 30, 2017

(Unaudited)

	Shares	Value
Common Stocks (Cont.)
Real Estate (Cont.)
Alexander & Baldwin Inc.	7,556	$350,069
Alexander’s Inc.	350	148,432
Altisource Portfolio Solutions SA (a)	1,941	50,214
Altisource Residential Corp.	8,142	90,458
American Assets Trust Inc.	6,446	256,357
Armada Hoffler Properties Inc.	7,420	102,470
Ashford Hospitality Prime Inc.	4,178	39,691
Ashford Hospitality Trust Inc.	12,864	85,803
Bluerock Residential Growth REIT Inc.	3,904	43,178
CareTrust REIT Inc.	11,749	223,701
CatchMark Timber Trust Inc. Class A	6,295	79,380
CBL & Associates Properties Inc.	26,378	221,311
Cedar Realty Trust Inc.	13,688	76,927
Chatham Lodging Trust	6,242	133,079
Chesapeake Lodging Trust	9,862	265,978
City Office REIT Inc.	4,962	68,327
Clipper Realty Inc.	2,456	26,304
Community Healthcare Trust Inc.	2,618	70,581
Consolidated-Tomoka Land Co.	725	43,551
CorEnergy Infrastructure Trust Inc.	2,026	71,619
Cousins Properties Inc.	68,105	636,101
DiamondRock Hospitality Co.	32,721	358,295
Easterly Government Properties Inc.	6,145	127,017
EastGroup Properties Inc.	5,416	477,258
Education Realty Trust Inc.	11,584	416,213
Farmland Partners Inc.	5,391	48,735
First Industrial Realty Trust Inc.	18,982	571,168
First Potomac Realty Trust	10,092	112,425
Forestar Group Inc. (a)(c)	5,467	94,032
Four Corners Property Trust Inc.	10,003	249,275
Franklin Street Properties Corp.	17,692	187,889
FRP Holdings Inc. (a)	1,156	52,309
Geo Group Inc., The	19,928	536,063
Getty Realty Corp.	4,730	135,325
Gladstone Commercial Corp.	4,090	91,084
Global Medical REIT Inc.	2,526	22,683
Global Net Lease Inc.	11,005	240,899
Government Properties Income Trust	12,797	240,200
Gramercy Property Trust	24,634	745,179
Griffin Industrial Realty Inc.	166	6,034
Healthcare Realty Trust Inc.	19,395	627,234
Hersha Hospitality Trust	6,491	121,187
HFF Inc. Class A	5,925	234,393
Independence Realty Trust Inc.	10,621	108,016
InfraREIT Inc. (a)	6,661	149,007
Investors Real Estate Trust	19,774	120,819
iStar Inc. (a)	11,468	135,322
Jernigan Capital Inc.	2,014	41,388
Kennedy-Wilson Holdings Inc.	13,673	253,634
Kite Realty Group Trust	13,561	274,610
LaSalle Hotel Properties	18,579	539,163
Lexington Realty Trust	35,488	362,687
LTC Properties Inc.	6,341	297,892
Mack-Cali Realty Corp.	14,200	336,682
Marcus & Millichap Inc. (a)	2,391	64,533

	Shares	Value
Common Stocks (Cont.)
Real Estate (Cont.)
Maui Land & Pineapple Company Inc. (a)	1,072	$14,954
MedEquities Realty Trust Inc.	4,784	56,212
Monmouth Real Estate Investment
Corp. Class A	11,385	184,323
National Health Investors Inc.	6,486	501,303
National Storage Affiliates Trust	7,272	176,273
New Senior Investment Group Inc.	12,767	116,818
NexPoint Residential Trust Inc.	2,909	69,031
NorthStar Realty Europe Corp.	8,967	114,867
One Liberty Properties Inc.	2,390	58,220
Parkway Inc.	7,096	163,421
Pebblebrook Hotel Trust	11,278	407,597
Pennsylvania Real Estate Investment Trust	11,512	120,761
Physicians Realty Trust	28,371	503,018
Potlatch Corp.	6,605	336,855
Preferred Apartment Communities Inc. Class A	5,016	94,702
PS Business Parks Inc.	3,144	419,724
QTS Realty Trust Inc. Class A	7,737	405,109
Quality Care Properties Inc. (a)	15,369	238,220
RAIT Financial Trust	13,513	9,864
Ramco-Gershenson Properties Trust	12,214	158,904
RE/MAX Holdings Inc. Class A	2,915	185,248
Redfin Corp. (a)	1,589	39,868
Retail Opportunity Investments Corp.	17,819	338,739
Rexford Industrial Realty Inc.	11,189	320,229
RLJ Lodging Trust	26,990	593,779
RMR Group Inc., The Class A	1,154	59,258
Ryman Hospitality Properties Inc.	7,013	438,242
Sabra Health Care REIT Inc.	28,219	619,125
Safety, Income and Growth Inc.	1,413	26,338
Saul Centers Inc.	1,825	112,986
Select Income REIT	10,426	244,177
Seritage Growth Properties Class A	3,953	182,115
St. Joe Co., The (a)	7,889	148,708
STAG Industrial Inc.	14,589	400,760
Starwood Waypoint Homes	20,389	741,548
Stratus Properties Inc.	965	29,240
Summit Hotel Properties Inc.	16,688	266,841
Sunstone Hotel Investors Inc.	36,295	583,261
Tejon Ranch Co. (a)	2,278	48,066
Terreno Realty Corp.	7,991	289,114
Tier REIT Inc.	7,826	151,042
Transcontinental Realty Investors Inc. (a)	242	6,582
Trinity Place Holdings Inc. (a)	3,513	24,661
UMH Properties Inc.	4,571	71,079
Universal Health Realty Income Trust	2,044	154,302
Urban Edge Properties	15,952	384,762
Urstadt Biddle Properties Inc. Class A	4,421	95,936
Washington Prime Group Inc.	29,342	244,419
Washington Real Estate Investment Trust	12,587	412,350
Whitestone REIT	6,141	80,140

See accompanying notes to schedules of investments.	31

STATE FARM VARIABLE PRODUCT TRUST SMALL CAP EQUITY INDEX FUND

SCHEDULE OF INVESTMENTS (continued)

September 30, 2017

(Unaudited)

	Shares	Value
Common Stocks (Cont.)
Real Estate (Cont.)
Xenia Hotels & Resorts Inc.	17,500	$368,375

		23,859,532

Telecommunication Services (0.82%)
ATN International Inc.	1,722	90,749
Boingo Wireless Inc. (a)	5,795	123,839
Cincinnati Bell Inc. (a)	7,043	139,804
Cogent Communications Holdings Inc.	6,652	325,283
Consolidated Communications Holdings Inc.	10,625	202,725
Frontier Communications Corp.	12,792	150,818
General Communication Inc. Class A (a)	4,330	176,621
Globalstar Inc. (a)	72,145	117,596
Hawaiian Telcom Holdco Inc. (a)	1,056	31,490
IDT Corp. Class B	2,681	37,748
Intelsat SA (a)	4,698	22,081
Iridium Communications Inc. (a)	13,756	141,687
Lumos Networks Corp. (a)	3,249	58,222
Ooma Inc. (a)	2,755	29,065
Orbcomm Inc. (a)	10,651	111,516
pdvWireless Inc. (a)	1,646	49,051
Shenandoah Telecommunications Co.	7,657	284,840
Spok Holdings Inc.	3,410	52,343
Straight Path Communications Inc. Class B (a)	1,579	285,278
Vonage Holdings Corp. (a)	32,555	264,998
Windstream Holdings Inc.	30,113	53,300

		2,749,054

Utilities (3.57%)
ALLETE Inc.	8,312	642,434
American States Water Co.	5,904	290,772
AquaVenture Holdings Ltd. (a)	1,861	25,124
Artesian Resources Corp. Class A	1,217	46,003
Atlantic Power Corp. (a)	20,150	49,368
Avista Corp.	10,340	535,302
Black Hills Corp.	8,548	588,701
Cadiz Inc. (a)	3,363	42,710
California Water Service Group	7,621	290,741
Chesapeake Utilities Corp.	2,563	200,555
Connecticut Water Service Inc.	1,803	106,918
Consolidated Water Co. Ltd. Ordinary Shares	2,504	32,051
Dynegy Inc. (a)	18,028	176,494
El Paso Electric Co.	6,584	363,766
Genie Energy Ltd. Class B	1,922	12,589
Global Water Resources Inc.	1,267	11,935
Idacorp Inc.	8,105	712,673
MGE Energy Inc.	5,667	366,088
Middlesex Water Co.	2,585	101,513
New Jersey Resources Corp.	13,882	585,126
Northwest Natural Gas Co.	4,613	297,077
NorthWestern Corp.	7,934	451,762
NRG Yield Inc. Class A	5,895	111,828

	Shares	Value
Common Stocks (Cont.)
Utilities (Cont.)
NRG Yield Inc. Class C	10,339	$199,543
ONE Gas Inc.	8,359	615,557
Ormat Technologies Inc.	6,439	393,101
Otter Tail Corp.	6,262	271,458
Pattern Energy Group Inc.	11,453	276,017
PNM Resources Inc.	12,995	523,698
Portland General Electric Co.	14,324	653,747
Pure Cycle Corp. (a)	2,648	19,860
RGC Resources Inc.	1,038	29,656
SJW Group	2,575	145,745
South Jersey Industries Inc.	12,993	448,648
Southwest Gas Holdings Inc.	7,681	596,199
Spark Energy Inc. Class A	1,626	24,390
Spire Inc.	7,527	561,891
TerraForm Global Inc. Class A (a)	14,897	70,761
TerraForm Power Inc. Class A (a)	13,155	173,909
Unitil Corp.	2,266	112,076
WGL Holdings Inc.	8,198	690,272
York Water Co., The	2,058	69,766

		11,917,824

Total Common Stocks
(cost $236,846,078)		330,892,269

32	See accompanying notes to schedules of investments.

STATE FARM VARIABLE PRODUCT TRUST SMALL CAP EQUITY INDEX FUND

SCHEDULE OF INVESTMENTS (continued)

September 30, 2017

(Unaudited)

	Shares	Value
Short-term Investments (0.74%)
State Street Institutional U.S. Government Money Market Fund Premier Class, 0.92% (d)	2,471,605	$2,471,605

Total Short-term Investments
(cost $ 2,471,605)		2,471,605

TOTAL INVESTMENTS (99.91%)
(cost $ 239,317,683)		333,363,874

CASH (e) AND OTHER ASSETS, NET OF LIABILITIES (0.09%)		291,950

NET ASSETS (100.00%)		$333,655,824

(a)	Non-income producing security.

(b)	Security was valued using significant unobservable inputs.

(c)	In accordance with the Trust’s valuation procedures, State Farm Investment Management Corp. (“SFIMC”) determined the fair value for the security considering the facts and circumstances related to the particular security.

(d)	Rate shown is the 7-day yield as of September 30, 2017.

(e)	At September 30, 2017, cash in the amount of $103,400 has been pledged to cover, in whole or in part, margin requirements for open futures contracts.

OPEN FUTURES CONTRACTS

Description	Contracts Purchased	Expiration	Notional Value	Market Value	Unrealized Gain (Loss)
Russell 2000 Mini Index	48	December 2017	$3,441,449	$3,582,960	$141,511

See accompanying notes to schedules of investments.	33

STATE FARM VARIABLE PRODUCT TRUST INTERNATIONAL EQUITY INDEX FUND

SCHEDULE OF INVESTMENTS

September 30, 2017

(Unaudited)

	Shares	Value
Common Stocks (a) (98.70%)
Australia (6.76%)
AGL Energy Ltd.	14,700	$269,472
Alumina Ltd.	54,688	94,373
Amcor Ltd.	24,063	287,089
AMP Ltd.	68,009	257,662
APA Group	25,201	165,060
Aristocrat Leisure Ltd.	12,390	204,093
ASX Ltd.	4,386	180,379
Aurizon Holdings Ltd.	45,360	174,344
AusNet Services	36,202	47,992
Australia & New Zealand Banking Group Ltd.	65,594	1,522,977
Bank of Queensland Ltd.	8,650	88,070
Bendigo and Adelaide Bank Ltd.	9,875	89,930
BGP Holdings PLC (b)(c)	253,848	0
BHP Billiton Ltd.	71,730	1,450,512
BlueScope Steel Ltd.	12,807	110,203
Boral Ltd.	26,287	139,594
Brambles Ltd.	34,696	244,940
Caltex Australia Ltd.	6,118	154,047
Challenger Ltd.	11,958	116,779
CIMIC Group Ltd.	2,409	83,540
Coca-Cola Amatil Ltd.	13,053	79,147
Cochlear Ltd.	1,225	152,981
Commonwealth Bank of Australia	38,556	2,275,810
Computershare Ltd.	10,387	117,895
Crown Resorts Ltd.	8,586	76,171
CSL Ltd.	9,942	1,044,688
Dexus	21,324	158,902
Domino’s Pizza Enterprises Ltd.	1,384	49,743
Flight Centre Travel Group Ltd.	1,134	40,037
Fortescue Metals Group Ltd.	35,894	144,718
Goodman Group	40,027	258,713
GPT Group	38,305	149,030
Harvey Norman Holdings Ltd.	13,901	42,307
Healthscope Ltd.	39,125	51,252
Incitec Pivot Ltd.	40,008	112,976
Insurance Australia Group Ltd.	52,953	264,586
James Hardie Industries PLC	9,491	131,921
LendLease Group	12,857	180,724
Macquarie Group Ltd.	7,232	515,769
Medibank Private Ltd.	64,241	147,141
Mirvac Group	86,117	154,690
National Australia Bank Ltd.	59,567	1,471,817
Newcrest Mining Ltd.	17,517	288,822
Oil Search Ltd.	30,677	168,441
Orica Ltd.	8,751	135,707
Origin Energy Ltd. (d)	39,234	230,198
Qantas Airways Ltd.	9,119	41,702
QBE Insurance Group Ltd.	31,214	245,087
Ramsay Health Care Ltd.	2,962	144,701
REA Group Ltd.	1,076	56,549
Rio Tinto Ltd.	9,588	500,361
Santos Ltd. (d)	36,995	116,656
Scentre Group	119,795	369,291
Seek Ltd.	7,827	101,977
Sonic Healthcare Ltd.	8,775	143,926

	Shares	Value
Common Stocks (Cont.)
Australia (Cont.)
South32 Ltd.	119,074	$305,423
Stockland	53,807	181,487
Suncorp Group Ltd.	28,857	295,392
Sydney Airport	25,709	143,381
Tabcorp Holding Ltd.	18,751	62,804
Tatts Group Ltd.	29,561	92,287
Telstra Corp. Ltd.	93,104	254,877
TPG Telecom Ltd.	6,552	25,029
Transurban Group	44,914	418,539
Treasury Wine Estates Ltd.	16,551	177,732
Vicinity Centres	77,400	161,495
Wesfarmers Ltd.	25,504	826,820
Westfield Corp.	44,156	271,546
Westpac Banking Corp.	74,943	1,876,426
Woodside Petroleum Ltd.	16,939	386,650
Woolworths Ltd.	28,336	560,336

		21,885,716

Austria (0.24%)
Andritz AG	1,628	94,100
Erste Group Bank AG	6,580	284,207
OMV AG	3,294	191,895
Raiffeisen Bank International AG (d)	2,781	93,199
VoestAlpine AG	2,521	128,554

		791,955

Belgium (1.17%)
Ageas	4,159	195,444
Anheuser-Busch InBev SA/NV	16,783	2,009,370
Colruyt SA	1,370	70,168
Groupe Bruxelles Lambert SA	1,747	183,765
KBC Group NV	5,577	472,608
Proximus SA	3,471	119,605
Solvay SA	1,649	246,348
Telenet Group Holding NV (d)	1,205	79,726
UCB SA	2,932	208,717
Umicore SA	2,218	183,476

		3,769,227

Denmark (1.83%)
A.P. Moller-Maersk A/S Class A	87	159,871
A.P. Moller-Maersk A/S Class B	142	269,735
Carlsberg A/S Class B	2,393	261,867
Chr. Hansen Holding A/S	2,161	185,339
Coloplast A/S Class B	2,733	221,809
Danske Bank A/S	16,502	659,949
DONG Energy A/S (e)	3,307	189,294
DSV A/S	4,109	310,838
Genmab A/S (d)	1,284	283,464
H. Lundbeck A/S	1,547	89,263
ISS A/S	3,768	151,528
Novo Nordisk A/S Class B	41,772	1,996,962
Novozymes A/S B Shares	5,186	266,126
Pandora A/S	2,187	215,878
TDC A/S	19,120	112,025

34	See accompanying notes to schedules of investments.

STATE FARM VARIABLE PRODUCT TRUST INTERNATIONAL EQUITY INDEX FUND

SCHEDULE OF INVESTMENTS (continued)

September 30, 2017

(Unaudited)

	Shares	Value
Common Stocks (Cont.)
Denmark (Cont.)
Tryg A/S	2,530	$58,426
Vestas Wind Systems A/S	4,814	431,989
William Demant Holding A/S (d)	2,670	70,479

		5,934,842

Finland (1.00%)
Elisa OYJ	3,022	130,081
Fortum OYJ	10,232	204,254
Kone Corp. OYJ Class B	7,593	402,043
Metso OYJ	2,533	92,926
Neste OYJ	2,871	125,380
Nokia OYJ	130,836	785,546
Nokian Renkaat OYJ	2,726	121,239
Orion OYJ Class B	2,307	107,048
Sampo OYJ A Shares	9,979	527,436
Stora Enso OYJ R Shares	12,578	177,648
UPM-Kymmene OYJ	12,228	331,391
Wartsila OYJ Class B	3,161	223,786

		3,228,778

France (10.67%)
Accor SA	4,093	203,336
Aeroports de Paris (ADP)	670	108,328
Air Liquide SA	8,698	1,160,120
Airbus SE	13,030	1,238,327
Alstom SA	3,480	147,801
ArcelorMittal (d)	14,857	383,236
Arkema	1,522	186,631
AtoS	2,115	328,088
AXA SA	43,394	1,312,444
BNP Paribas SA	25,156	2,029,201
Bollore	20,469	102,309
Bouygues SA	4,634	219,899
Bureau Veritas SA	6,094	157,267
Capgemini SE	3,581	419,683
Carrefour SA	12,671	256,012
Casino Guichard Perrachon SA	1,331	78,939
Cie Generale des Etablissements Michelin Class B	3,826	558,461
CNP Assurances	4,035	94,569
Compagnie de Saint-Gobain	11,229	669,152
Credit Agricole SA	25,267	459,294
Danone	13,203	1,035,679
Dassault Aviation SA	51	82,486
Dassault Systemes SA	2,809	284,155
Edenred	4,993	135,728
Eiffage SA	1,548	160,271
Electricite de France	10,268	124,695
Engie	38,128	647,562
Essilor International SA	4,630	573,213
Eurazeo SA	1,024	91,532
Eurofins Scientific SE	246	155,434
Eutelsat Communications	3,625	107,367
Fonciere des Regions	716	74,376
Gecina SA	1,060	171,886
Groupe Eurotunnel SE	11,022	132,874

	Shares	Value
Common Stocks (Cont.)
France (Cont.)
Hermes International	712	$358,947
ICADE	798	71,180
Iliad SA	589	156,527
Imerys SA	864	78,068
Ingenico Group	1,300	123,225
Ipsen SA	841	111,773
JC Decaux SA	1,551	58,073
Kering	1,695	675,219
Klepierre SA	4,698	184,401
Lagardere SCA	2,775	92,900
Legrand SA	5,965	430,616
L’Oreal SA	5,605	1,191,757
LVMH Moet Hennessy Louis Vuitton SE	6,237	1,720,880
Natixis SA	21,249	170,023
Orange	44,786	733,646
Pernod Ricard SA	4,733	654,770
Peugeot SA	10,997	261,897
Publicis Groupe	4,548	317,625
Remy Cointreau SA	547	64,779
Renault SA	3,969	389,866
Rexel SA	6,337	109,649
Safran SA	6,965	711,569
Sanofi	25,331	2,515,152
Schneider Electric SE (Paris)	12,581	1,094,840
SCOR SE	3,627	152,073
SEB SA	508	93,183
SES	8,191	179,194
Societe BIC SA	636	76,221
Societe Generale	17,271	1,011,138
Sodexo	2,043	254,743
STMicroelectronics NV	14,634	283,134
Suez	8,222	150,088
Thales SA	2,380	269,422
Total SA	52,239	2,805,833
Unibail-Rodamco SE (Amsterdam)	2,199	534,744
Valeo SA	5,199	385,764
Veolia Environnement	10,767	248,784
Vinci SA	11,206	1,064,848
Vivendi	23,144	585,921
Wendel	683	110,632
Zodiac Aerospace	4,687	135,526

		34,508,985

Germany (9.14%)
adidas AG	4,203	950,784
Allianz SE Reg.	10,077	2,262,306
Axel Springer SE	996	64,003
BASF SE	20,520	2,183,704
Bayer AG Reg.	18,249	2,486,848
Bayerische Motoren Werke (BMW) AG	7,429	753,616
Beiersdorf AG	2,283	245,624
Brenntag AG	3,407	189,720
Commerzbank AG (d)	21,955	298,669
Continental AG	2,462	624,888
Covestro AG (e)	2,506	215,474

See accompanying notes to schedules of investments.	35

STATE FARM VARIABLE PRODUCT TRUST INTERNATIONAL EQUITY INDEX FUND

SCHEDULE OF INVESTMENTS (continued)

September 30, 2017

(Unaudited)

	Shares	Value
Common Stocks (Cont.)
Germany (Cont.)
Daimler AG Registered Shares	21,596	$1,722,126
Deutsche Bank AG Reg.	46,274	800,133
Deutsche Boerse AG	4,289	464,894
Deutsche Lufthansa AG Reg.	5,099	141,683
Deutsche Post AG	21,691	965,603
Deutsche Telekom AG	73,210	1,365,828
Deutsche Wohnen SE	7,718	327,659
E.ON SE	49,364	558,696
Evonik Industries AG	3,667	130,974
Fraport AG	916	86,978
Fresenius Medical Care AG & Co. KGaA	4,889	478,271
Fresenius SE & Co. KGaA	9,230	744,535
GEA Group AG	3,975	180,828
Hannover Rueck SE	1,339	161,342
HeidelbergCement AG	3,346	343,935
Henkel AG & Co. KGaA	2,387	290,442
Hochtief AG	426	71,873
Hugo Boss AG	1,417	124,920
Infineon Technologies AG	25,359	637,500
Innogy SE (e)	3,127	139,165
K+S AG Reg.	4,396	119,759
KION Group AG	1,588	151,969
Lanxess AG	1,938	152,915
Linde AG	4,157	866,927
MAN AG	832	93,899
Merck KGaA	2,852	317,258
Metro AG (d)	3,815	80,643
Muenchener Rueckversicherungs- Gesellschaft AG Reg.	3,463	740,409
Osram Licht AG	1,873	149,447
ProSiebenSat.1 Media SE	5,053	172,207
QIAGEN NV	4,794	150,886
RTL Group SA	864	65,395
RWE AG (d)	11,474	260,645
SAP SE	21,980	2,407,917
Siemens AG Reg.	17,091	2,407,823
Symrise AG	2,828	214,817
Telefonica Deutschland Holding AG	16,784	94,186
ThyssenKrupp AG	8,455	250,574
United Internet AG Reg.	2,732	170,069
Volkswagen AG	728	123,256
Vonovia SE	10,430	443,787
Zalando SE (d)(e)	2,489	124,730

		29,572,539

Hong Kong (3.43%)
AIA Group Ltd.	269,954	1,990,545
ASM Pacific Technology Ltd.	5,900	84,970
Bank of East Asia Ltd., The	26,825	115,897
BOC Hong Kong Holdings Ltd.	81,500	395,940
CK Asset Holdings Ltd.	58,159	481,333
CK Hutchison Holdings Ltd.	60,659	775,360
CK Infrastructure Holdings Ltd.	15,000	129,039
CLP Holdings Ltd.	36,783	376,937

	Shares	Value
Common Stocks (Cont.)
Hong Kong (Cont.)
First Pacific Company Ltd.	58,500	$46,656
Galaxy Entertainment Group Ltd.	51,000	359,078
Hang Lung Group Ltd.	20,000	71,816
Hang Lung Properties Ltd.	45,000	106,803
Hang Seng Bank Ltd.	17,074	416,162
Henderson Land Development Co. Ltd.	26,477	175,404
HK Electric Investments (e)	60,000	54,765
HKT Trust and HKT Ltd.	85,100	103,494
Hong Kong & China Gas Co. Ltd.	187,095	351,599
Hong Kong Exchanges & Clearing Ltd.	25,807	693,772
Hongkong Land Holdings Ltd.	26,500	190,799
Hysan Development Co. Ltd.	13,000	61,159
I-Cable Communications Ltd. (d)	12,029	400
Jardine Matheson Holdings Ltd.	4,800	304,128
Jardine Strategic Holdings Ltd.	5,000	216,000
Kerry Properties Ltd.	14,000	57,978
Li & Fung Ltd.	132,000	66,240
Link REIT	50,000	405,167
Melco Resorts & Entertainment Ltd. ADR	5,544	133,722
MGM China Holdings Ltd.	23,600	56,556
MTR Corporation Ltd.	32,500	189,718
New World Development Company Ltd.	125,445	180,180
NWS Holdings Ltd.	38,254	74,534
PCCW Ltd.	101,000	54,692
Power Assets Holdings Ltd.	30,500	264,136
Sands China Ltd.	52,400	272,679
Shangri-La Asia Ltd.	26,960	49,974
Sino Land Co. Ltd.	73,311	128,761
SJM Holdings Ltd.	48,000	43,935
Sun Hung Kai Properties Ltd.	32,000	519,842
Swire Pacific Ltd. Class A	11,000	106,739
Swire Properties Ltd.	26,400	89,559
Techtronic Industries Company Ltd.	30,500	162,816
WH Group Ltd. (e)	181,000	192,317
Wharf Holdings Ltd., The	26,953	240,147
Wheelock and Co. Ltd.	18,000	126,619
Wynn Macau Ltd.	34,800	93,776
Yue Yuen Industrial Holdings Ltd.	18,500	70,338

		11,082,481

Ireland (0.45%)
Bank of Ireland Group PLC (d)	20,765	170,077
CRH PLC (Dublin)	18,744	715,006
Kerry Group PLC Class A (Dublin)	3,483	334,635
Paddy Power Betfair PLC	1,839	183,488
Ryanair Holdings PLC (d)	3,546	68,397

		1,471,603

Israel (0.48%)
Azrieli Group Ltd.	1,155	64,239
Bank Hapoalim B.M.	25,304	177,068
Bank Leumi Le-Israel	33,941	180,380

36	See accompanying notes to schedules of investments.

STATE FARM VARIABLE PRODUCT TRUST INTERNATIONAL EQUITY INDEX FUND

SCHEDULE OF INVESTMENTS (continued)

September 30, 2017

(Unaudited)

	Shares	Value
Common Stocks (Cont.)
Israel (Cont.)
Bezeq The Israeli Telecommunication Corporation Ltd.	43,210	$61,762
Check Point Software Technologies Ltd. (d)	2,958	337,271
Elbit Systems Ltd.	529	77,774
Frutarom Industries Ltd.	861	66,228
Israel Chemicals Ltd.	10,564	47,031
Mizrahi Tefahot Bank Ltd.	2,895	51,920
NICE Ltd.	1,258	101,899
Taro Pharmaceutical Industries Ltd. (d)	270	30,426
Teva Pharmaceutical Industries Ltd. Sponsored ADR	20,359	358,318

		1,554,316

Italy (2.46%)
Assicurazioni Generali SpA	27,911	519,891
Atlantia SpA	10,158	320,673
CNH Industrial NV	21,818	261,993
Enel SpA	181,915	1,095,453
Eni SpA	57,493	951,313
EXOR NV	2,361	149,709
Ferrari NV (Italy)	2,743	303,123
Fiat Chrysler Automobiles NV (Italy) (d)	23,923	428,643
Intesa Sanpaolo	283,783	1,003,526
Intesa Sanpaolo RSP	21,892	72,448
Leonardo SpA	8,953	167,718
Luxottica Group SpA	3,821	213,564
Mediobanca SpA	12,371	132,761
Poste Italiane SpA (e)	11,781	86,746
Prysmian SpA	4,308	145,519
Recordati SpA	2,339	107,814
Saipem SpA (d)	15,028	64,794
Snam SpA	50,835	244,894
Telecom Italia SpA (d)	256,367	240,128
Telecom Italia SpA RSP	135,587	101,919
Tenaris SA	10,447	148,168
Terna - Rete Elettrica Nationale SpA	31,470	183,815
UniCredit SpA (d)	44,769	953,483
UnipolSai SpA	21,345	49,850

		7,947,945

Japan (22.92%)
ABC-Mart Inc.	600	31,682
ACOM Co. Ltd. (d)	10,300	39,908
Aeon Co. Ltd.	13,700	202,413
Aeon Credit Service Co. Ltd.	2,100	43,876
Aeon Mall Co. Ltd.	2,800	49,841
Air Water Inc.	3,000	55,345
Aisin Seiki Co. Ltd.	4,000	210,798
Ajinomoto Co. Inc.	12,000	234,188
Alfresa Holdings Corp.	4,000	73,193
All Nippon Airways Co. Ltd.	2,700	102,193
Alps Electric Co. Ltd.	4,000	105,541
Amada Holdings Co. Ltd.	7,900	86,706
Aozora Bank Ltd.	2,400	91,286
Asahi Glass Co. Ltd.	4,600	170,673

	Shares	Value
Common Stocks (Cont.)
Japan (Cont.)
Asahi Group Holdings Ltd.	8,700	$352,252
Asahi Kasei Corp.	26,000	320,018
ASICS Corp.	3,600	53,620
Astellas Pharma Inc.	46,200	587,739
Bandai Namco Holdings Inc.	4,700	161,226
Bank of Kyoto Ltd., The	1,200	61,000
Benesse Holdings Inc.	1,700	61,337
Bridgestone Corp.	14,600	662,498
Brother Industries Ltd.	5,600	130,289
CALBEE Inc.	1,600	56,236
Canon Inc.	24,000	820,084
Casio Computer Co. Ltd.	4,300	60,531
Central Japan Railway Co.	3,200	561,084
Chiba Bank Ltd., The	16,000	114,463
Chubu Electric Power Co. Inc.	14,800	183,742
Chugai Pharmaceutical Co. Ltd.	5,000	207,509
Chugoku Bank Ltd., The	4,000	54,814
Chugoku Electric Power Company Inc., The	6,500	69,029
Coca-Cola Bottlers Japan Inc.	2,800	90,824
Concordia Financial Group Ltd.	27,000	133,434
Credit Saison Co. Ltd.	3,200	66,403
Cyberdyne Inc. (d)	2,300	30,639
Dai Nippon Printing Co. Ltd.	6,000	143,595
Daicel Chemical Industries Ltd.	7,000	84,355
Dai-ichi Life Holdings Inc.	24,100	432,419
Daiichi Sankyo Co. Ltd.	12,713	286,742
Daikin Industries Ltd.	5,600	567,092
Daito Trust Construction Co. Ltd.	1,500	273,265
Daiwa House Industry Co. Ltd.	12,800	441,928
Daiwa House REIT Investment Co.	31	74,218
Daiwa Securities Group Inc.	36,000	203,891
DeNA Co. Ltd.	2,400	53,791
Denso Corp.	10,700	541,347
Dentsu Inc.	4,900	215,117
Disco Corp.	600	122,053
Don Quijote Holdings Co. Ltd.	2,800	104,635
East Japan Railway Co.	7,500	692,180
Eisai Co. Ltd.	6,000	307,985
Electric Power Development Co. Ltd.	3,280	82,375
FamilyMart UNY Holdings Co. Ltd.	1,900	100,129
Fanuc Corp.	4,300	870,891
Fast Retailing Co. Ltd.	1,200	353,948
Fuji Electric Co. Ltd.	13,000	72,091
FUJIFILM Holdings Corp.	9,200	357,044
Fujitsu Ltd.	44,000	326,857
Fukuoka Financial Group Inc.	18,000	83,182
Hachijuni Bank Ltd., The	10,000	62,475
Hakuhodo DY Holdings Inc.	4,800	63,047
Hamamatsu Photonics KK	3,400	102,733
Hankyu Hanshin Holdings Inc.	5,200	197,325
Hikari Tsushin Inc.	400	50,122
Hino Motors Ltd.	6,000	73,370
Hirose Electric Co. Ltd.	700	98,538
Hiroshima Bank Ltd., The	5,500	44,528
Hisamitsu Pharmaceutical Co. Inc.	1,200	57,587

See accompanying notes to schedules of investments.	37

STATE FARM VARIABLE PRODUCT TRUST INTERNATIONAL EQUITY INDEX FUND

SCHEDULE OF INVESTMENTS (continued)

September 30, 2017

(Unaudited)

	Shares	Value
Common Stocks (Cont.)
Japan (Cont.)
Hitachi Chemical Co. Ltd.	2,500	$68,540
Hitachi Construction Machinery Co. Ltd.	2,400	71,131
Hitachi High-Technologies Corp.	1,500	54,388
Hitachi Ltd.	107,000	753,968
Hitachi Metals Ltd.	5,000	69,585
Honda Motor Co. Ltd.	38,500	1,140,031
Hoshizaki Corp.	1,100	96,681
Hoya Corp.	8,700	469,696
Hulic Company Ltd.	5,900	57,833
Idemitsu Kosan Co. Ltd.	2,000	56,432
IHI Corp.	3,200	111,193
Iida Group Holdings Co. Ltd.	3,000	53,481
INPEX Corp.	20,700	219,923
Isetan Mitsukoshi Holdings Ltd.	7,880	82,284
Isuzu Motors Ltd.	12,300	162,980
Itochu Corp.	33,700	551,958
J. Front Retailing Co. Ltd.	5,700	78,769
Japan Airlines Co. Ltd.	2,900	98,140
Japan Airport Terminal Co. Ltd.	1,000	35,637
Japan Exchange Group Inc.	11,600	205,249
Japan Post Bank Co. Ltd.	9,300	114,881
Japan Post Holdings Co. Ltd.	35,100	414,556
Japan Prime Realty Investment Corp.	19	63,488
Japan Real Estate Investment Corp.	28	134,619
Japan Retail Fund Investment Corp.	57	102,273
Japan Tobacco Inc.	24,800	812,818
JFE Holdings Inc.	11,300	220,678
JGC Corp.	5,000	80,915
JSR Corp.	3,900	74,101
JTEKT Corp.	5,100	70,614
JXTG Holdings Inc.	68,950	354,723
Kajima Corp.	20,000	198,711
Kakaku.com Inc.	3,100	39,506
Kamigumi Co. Ltd.	3,000	69,451
Kaneka Corp.	7,000	54,370
Kansai Electric Power Company Inc., The	15,500	198,287
Kansai Paint Co. Ltd.	4,600	115,772
Kao Corp.	11,100	653,028
Kawasaki Heavy Industries Ltd.	3,400	112,704
KDDI Corp.	40,500	1,067,883
Keihan Holdings Co. Ltd.	2,200	64,421
Keikyu Corp.	5,000	101,355
Keio Corp.	2,400	98,965
Keisei Electric Railway Co. Ltd.	3,000	83,048
Keyence Corp.	2,128	1,129,953
Kikkoman Corp.	3,000	92,246
Kintetsu Group Holdings Co. Ltd.	4,100	152,486
Kirin Holdings Co. Ltd.	19,400	456,531
Kobe Steel Ltd.	7,200	82,286
Koito Manufacturing Company Ltd.	2,600	163,128
Komatsu Ltd.	20,600	586,008
Konami Holdings Corp.	2,000	96,156
Konica Minolta Holdings Inc.	10,000	82,115
KOSE Corp.	700	80,187
Kubota Corp.	23,900	434,459

	Shares	Value
Common Stocks (Cont.)
Japan (Cont.)
Kuraray Co. Ltd.	7,600	$142,105
Kurita Water Industries Ltd.	2,400	69,318
Kyocera Corp.	7,100	440,544
Kyowa Hakko Kirin Co. Ltd.	5,900	100,356
Kyushu Electric Power Co. Inc.	10,000	106,199
Kyushu Financial Group Inc.	6,100	37,513
Kyushu Railway Co.	3,600	107,016
Lawson Inc.	1,100	72,828
LINE Corp. (d)	1,000	36,125
Lion Corp.	5,000	91,269
LIXIL Group Corp.	6,100	161,872
M3 Inc.	4,600	131,020
Mabuchi Motor Co. Ltd.	1,200	60,040
Makita Corp.	5,200	209,571
Marubeni Corp.	36,500	249,280
Marui Group Co. Ltd.	4,600	65,857
Maruichi Steel Tube Ltd.	1,100	32,015
Mazda Motor Corp.	12,300	188,558
McDonald’s Holdings Company (Japan) Ltd.	1,600	70,811
Mebuki Financial Group Inc.	21,180	81,878
Medipal Holdings Corp.	4,100	71,197
MEIJI Holdings Company Ltd.	2,600	206,105
Minebea Mitsumi Inc.	8,600	134,512
Miraca Holdings Inc.	1,400	65,070
MISUMI Group Inc.	6,200	163,258
Mitsubishi Chemical Holdings Corp.	32,000	304,857
Mitsubishi Corp.	34,100	792,611
Mitsubishi Electric Corp.	43,000	671,797
Mitsubishi Estate Company Ltd.	28,000	486,843
Mitsubishi Gas Chemical Co. Inc.	4,100	96,083
Mitsubishi Heavy Industries Ltd.	7,200	284,673
Mitsubishi Materials Corp.	2,500	86,425
Mitsubishi Motors Corp.	14,400	113,895
Mitsubishi Tanabe Pharma Corp.	4,700	107,763
Mitsubishi UFJ Financial Group Inc.	268,960	1,746,537
Mitsubishi UFJ Lease & Finance Co. Ltd.	11,600	61,441
Mitsui & Co. Ltd.	38,100	563,078
Mitsui Chemicals Inc.	4,000	121,573
Mitsui Fudosan Co. Ltd.	20,000	433,681
Mitsui OSK Lines Ltd.	2,500	75,761
mixi Inc.	800	38,605
Mizuho Financial Group Inc.	542,300	949,899
MS&AD Insurance Group Holdings Inc.	10,600	341,291
Murata Manufacturing Co. Ltd.	4,300	632,055
Nabtesco Corp.	2,400	89,154
Nagoya Railroad Co. Ltd.	4,000	86,132
NEC Corp.	5,600	151,788
Nexon Co. Ltd. (d)	3,900	101,759
NGK Insulators Ltd.	6,000	112,402
NGK Spark Plug Co. Ltd.	4,000	85,137
NH Foods Ltd.	4,000	110,020
Nidec Corp.	5,100	626,367
Nikon Corp.	7,900	136,973
Nintendo Co. Ltd.	2,500	923,350
Nippon Building Fund Inc.	30	149,567

38	See accompanying notes to schedules of investments.

STATE FARM VARIABLE PRODUCT TRUST INTERNATIONAL EQUITY INDEX FUND

SCHEDULE OF INVESTMENTS (continued)

September 30, 2017

(Unaudited)

	Shares	Value
Common Stocks (Cont.)
Japan (Cont.)
Nippon Electric Glass Co. Ltd.	2,000	$77,405
Nippon Express Co. Ltd.	1,800	117,254
Nippon Paint Co. Ltd.	3,400	115,574
Nippon Prologis REIT Inc.	35	73,748
Nippon Steel Corp.	17,000	390,309
Nippon Telegraph & Telephone Corp.	15,600	714,945
Nippon Yusen KK (d)	3,800	78,989
Nissan Chemical Industries Ltd.	2,800	98,538
Nissan Motor Co. Ltd.	51,900	514,042
Nisshin Seifun Group Inc.	4,400	73,708
Nissin Foods Holdings Co. Ltd.	1,200	72,944
Nitori Holdings Co. Ltd.	1,800	257,383
Nitto Denko Corp.	3,700	308,495
NOK Corp.	2,100	47,030
Nomura Holdings Inc.	81,300	455,179
Nomura Real Estate Holdings Inc.	2,700	57,539
Nomura Real Estate Master Fund Inc.	81	105,313
Nomura Research Institute Ltd.	2,970	115,870
NSK Ltd.	9,400	126,726
NTT Data Corp.	14,000	149,798
NTT DoCoMo Inc.	30,500	696,736
Obayashi Corp.	14,000	167,838
OBIC Co. Ltd.	1,600	100,671
Odakyu Electric Railway Co. Ltd.	6,500	123,328
Oji Paper Co. Ltd.	17,000	91,704
Olympus Corp.	6,700	226,856
OMRON Corp.	4,300	218,965
Ono Pharmaceutical Co. Ltd.	9,500	215,243
Oracle Corp. Japan	900	70,704
Oriental Land Co. Ltd.	4,900	373,362
Orix Corp.	29,500	475,697
Osaka Gas Co. Ltd.	8,600	159,886
OTSUKA Corp.	1,200	76,890
Otsuka Holdings Co. Ltd.	8,600	341,707
Panasonic Corp.	49,100	711,465
Park24 Co. Ltd.	2,000	48,700
Pola Orbis Holdings Inc.	2,000	60,520
Rakuten Inc.	21,300	232,260
Recruit Holdings Co Ltd.	24,900	539,270
Renesas Electronics Corp. (d)	11,200	122,028
Resona Holdings Inc.	49,400	253,750
Ricoh Co. Ltd.	15,100	146,806
RINNAI Corp.	800	68,465
Rohm Co. Ltd.	2,100	179,907
Ryohin Keikaku Co. Ltd.	500	147,301
Sankyo Co. Ltd.	1,000	31,904
Santen Pharmaceutical Co. Ltd.	8,100	127,628
SBI Holdings Inc.	4,345	65,412
Secom Co. Ltd.	4,700	342,585
Sega Sammy Holdings Inc.	4,068	56,831
Seibu Holdings Inc.	3,900	66,615
Seiko Epson Corp.	6,200	150,034
Sekisui Chemical Co. Ltd.	9,100	179,048
Sekisui House Ltd.	13,100	220,788
Seven & I Holdings Co. Ltd.	16,940	654,115

	Shares	Value
Common Stocks (Cont.)
Japan (Cont.)
Seven Bank Ltd.	14,000	$50,513
Sharp Corp. (d)	3,400	102,582
Shimadzu Corp.	5,600	110,283
Shimamura Co. Ltd.	500	59,987
Shimano Inc.	1,700	226,465
Shimizu Corp.	12,000	132,984
Shin-Etsu Chemical Co. Ltd.	8,600	768,860
Shinsei Bank Ltd.	3,900	62,421
Shionogi & Co. Ltd.	6,700	366,245
Shiseido Co. Ltd.	8,600	344,076
Shizuoka Bank Ltd., The	12,000	107,923
Showa Shell Sekiyu KK	4,300	49,487
SMC Corp.	1,300	458,538
SoftBank Group Corp.	18,400	1,485,409
Sohgo Security Services Co. Ltd.	1,600	73,370
Sompo Holdings Inc.	8,000	311,255
Sony Corp.	28,300	1,052,778
Sony Financial Holdings Inc.	4,200	68,902
Stanley Electric Co. Ltd.	3,200	109,629
START TODAY Co. Ltd.	3,900	123,559
Subaru Corp.	13,800	497,916
Sumitomo Chemical Co. Ltd.	33,000	206,168
Sumitomo Corp.	25,900	372,532
Sumitomo Dainippon Pharma Co. Ltd.	3,700	48,139
Sumitomo Electric Industries Ltd.	16,900	276,047
Sumitomo Heavy Industries Ltd.	2,400	96,192
Sumitomo Metal Mining Co. Ltd.	5,500	176,645
Sumitomo Mitsui Financial Group Inc.	30,000	1,151,744
Sumitomo Mitsui Trust Holdings Inc.	7,600	274,282
Sumitomo Realty & Development Co. Ltd.	8,000	242,080
Sumitomo Rubber Industries Ltd.	3,700	67,802
Sundrug Co. Ltd.	1,600	66,261
Suntory Beverage & Food Ltd.	3,300	146,927
Suruga Bank Ltd.	4,000	86,239
Suzuken Co. Ltd.	1,800	63,986
Suzuki Motor Corp.	7,700	403,869
Sysmex Corp.	3,500	223,328
T&D Holdings Inc.	12,200	177,105
Taiheiyo Cement Corp.	2,600	100,395
Taisei Corp.	4,800	251,677
Taisho Pharmaceutical Holdings Co. Ltd.	700	53,126
Taiyo Nippon Sanso Corp.	3,000	35,512
Takashimaya Co. Ltd.	6,000	56,201
Takeda Pharmaceutical Company Ltd.	15,400	850,439
TDK Corp.	2,900	196,898
Teijin Ltd.	4,600	90,671
Terumo Corp.	7,200	283,137
THK Co. Ltd.	2,400	81,689
Tobu Railway Co. Ltd.	4,400	120,826
Toho Co. Ltd.	2,700	94,179
Toho Gas Co. Ltd.	1,400	40,995
Tohoku Electric Power Co. Inc.	9,800	124,628
Tokio Marine Holdings Inc.	14,600	571,155

See accompanying notes to schedules of investments.	39

STATE FARM VARIABLE PRODUCT TRUST INTERNATIONAL EQUITY INDEX FUND

SCHEDULE OF INVESTMENTS (continued)

September 30, 2017

(Unaudited)

	Shares	Value
Common Stocks (Cont.)
Japan (Cont.)
Tokyo Electric Power Company Holdings Inc. (d)	33,600	$135,565
Tokyo Electron Ltd.	3,500	537,481
Tokyo Gas Co. Ltd.	8,800	215,689
Tokyo Tatemono Co. Ltd.	5,000	63,941
Tokyu Corp.	12,000	169,882
Tokyu Fudosan Holdings Corp.	11,900	71,807
Toppan Printing Co. Ltd.	12,000	119,014
Toray Industries Inc.	33,000	320,102
Toshiba Corp. (d)	90,000	251,944
Tosoh Corp.	6,500	146,492
Toto Ltd.	3,000	126,372
Toyo Seikan Kaisha Ltd.	3,800	63,488
Toyo Suisan Kaisha Ltd.	2,000	73,495
Toyoda Gosei Co. Ltd.	1,600	37,808
Toyota Industries Corp.	3,700	212,744
Toyota Motor Corp.	57,800	3,446,683
Toyota Tsusho Corp.	4,800	157,618
Trend Micro Inc.	2,700	132,930
Tsuruha Holdings Inc.	800	95,623
Unicharm Corp.	8,700	199,166
United Urban Investment Corp.	64	93,732
USS Co. Ltd.	5,200	104,901
West Japan Railway Co.	3,800	264,151
Yahoo Japan Corp.	32,200	152,809
Yakult Honsha Co. Ltd.	2,000	144,146
Yamada Denki Co. Ltd.	16,100	87,994
Yamaguchi Financial Group Inc.	5,000	58,520
Yamaha Corp.	3,500	129,082
Yamaha Motor Co. Ltd.	6,000	179,693
Yamato Holdings Co. Ltd.	8,000	161,493
Yamazaki Baking Co. Ltd.	3,000	54,175
Yaskawa Electric Corp.	5,700	180,587
Yokogawa Electric Corp.	4,800	81,731
Yokohama Rubber Company Ltd., The	2,500	51,544

		74,159,990

Netherlands (3.70%)
ABN AMRO Group NV CVA (e)	9,430	282,422
Aegon NV	38,880	226,454
AerCap Holdings NV (d)	3,351	171,270
Akzo Nobel NV	5,633	520,095
Altice NV Class A (d)	10,704	214,372
Altice NV Class B (d)	2,010	40,148
ASML Holding NV	8,336	1,419,227
Coca-Cola European Partners PLC	4,879	204,566
Gemalto NV	1,814	81,031
Heineken Holding NV	2,568	241,292
Heineken NV	5,778	571,248
ING Groep NV	86,912	1,602,453
Koninklijke Ahold Delhaize NV	28,838	539,203
Koninklijke DSM NV	4,150	339,712
Koninklijke KPN NV	77,032	264,483
Koninklijke Philips NV	20,480	845,492
Koninklijke Vopak NV	1,674	73,412

	Shares	Value
Common Stocks (Cont.)
Netherlands (Cont.)
NN Group NV	6,881	$287,977
NXP Semiconductors NV (d)	7,739	875,204
Randstad Holding NV	2,674	165,415
Reed Elsevier NV	21,605	459,885
Royal Boskalis Westminster NV	2,079	72,671
Unilever NV CVA	36,431	2,154,613
Wolters Kluwer CVA	6,661	307,781

		11,960,426

New Zealand (0.16%)
Auckland International Airport Ltd.	20,331	94,572
Contact Energy Ltd.	16,795	66,721
Fletcher Building Ltd.	16,252	93,793
Mercury NZ Ltd.	15,055	36,864
Meridian Energy Ltd.	27,088	55,664
Ryman Healthcare Ltd.	9,616	64,386
Spark New Zealand Ltd.	39,824	104,992

		516,992

Norway (0.69%)
DnB NOR ASA	22,571	454,849
Gjensidige Forsikring ASA	4,480	77,962
Marine Harvest ASA	8,627	170,601
Norsk Hydro ASA	30,366	220,754
Orkla ASA	17,579	180,326
Schibsted ASA Class A	1,778	45,808
Schibsted ASA Class B	1,624	38,334
Statoil ASA	25,334	506,712
Telenor ASA	16,469	348,218
Yara International ASA	3,972	177,891

		2,221,455

Portugal (0.16%)
Energias de Portugal SA	54,555	205,364
Galp Energia SGPS SA	10,889	192,981
Jeronimo Martins SGPS SA	5,630	111,057

		509,402

Singapore (1.26%)
Ascendas Real Estate
Investment Trust	55,562	108,957
CapitaLand Commercial Trust Ltd.	43,000	52,464
CapitaLand Commercial Trust Rights (c)(d)	7,138	1,537
Capitaland Ltd.	58,892	155,429
CapitaLand Mall Trust	58,000	85,517
City Developments Ltd.	10,031	83,788
Comfortdelgro Corp. Ltd.	47,000	72,070
DBS Group Holdings Ltd.	39,967	613,449
Genting Singapore PLC	136,500	117,737
Global Logistic Properties Ltd.	60,100	146,213
Golden Agri-Resources Ltd.	166,702	46,086
Hutchison Port Holdings Trust	99,300	42,699
Jardine Cycle & Carriage Ltd.	2,083	60,412

40	See accompanying notes to schedules of investments.

STATE FARM VARIABLE PRODUCT TRUST INTERNATIONAL EQUITY INDEX FUND

SCHEDULE OF INVESTMENTS (continued)

September 30, 2017

(Unaudited)

	Shares	Value
Common Stocks (Cont.)
Singapore (Cont.)
Keppel Corp. Ltd.	33,202	$158,857
Oversea-Chinese Banking Corporation Ltd.	68,935	567,153
SATS Ltd.	15,200	51,658
Sembcorp Industries Ltd.	21,200	46,262
Singapore Airlines Ltd.	11,400	84,379
Singapore Exchange Ltd.	19,000	103,513
Singapore Press Holdings Ltd.	36,030	72,249
Singapore Technologies Engineering Ltd.	36,381	92,263
Singapore Telecommunications Ltd.	183,550	497,965
StarHub Ltd.	15,000	28,750
Suntec Real Estate Investment Trust	53,000	72,870
United Overseas Bank Ltd.	29,859	517,296
UOL Group Ltd.	11,046	66,124
Wilmar International Ltd.	35,800	83,928
Yangzijiang Shipbuilding Holdings Ltd.	48,000	50,603

		4,080,228

Spain (3.43%)
Abertis Infraestructuras SA	14,806	299,237
ACS Actividades de Construccion y Servicios SA	5,387	199,634
Aena SME SA (e)	1,551	280,010
Amadeus IT Group SA	9,931	645,443
Banco Bilbao Vizcaya Argentaria SA	148,967	1,331,221
Banco de Sabadell SA	118,931	248,237
Banco Santander SA	358,362	2,501,899
Bankia SA	22,540	108,691
Bankinter SA	15,383	145,522
CaixaBank SA	80,691	404,363
Distribuidora Internacional de Alimentacion SA	14,395	83,961
Enagas SA	4,514	127,109
Endesa SA	6,666	150,283
Ferrovial SA	10,976	241,614
Gas Natural SDG SA	7,857	173,930
Grifols SA	6,354	185,116
Iberdrola SA	128,136	995,290
Industria de Diseno Textil SA	23,909	901,008
International Consolidated Airlines Group SA	14,228	113,340
Mapfre SA	24,761	80,596
Red Electrica Corporacion SA	9,788	205,687
Repsol SA	26,795	493,720
Siemens Gamesa Renewable Energy SA	5,332	69,604
Telefonica SA	101,942	1,107,501

		11,093,016

Sweden (2.91%)
Alfa Laval AB	6,264	152,968
Assa Abloy AB Class B	22,416	511,900
Atlas Copco AB Class A	14,966	633,743
Atlas Copco AB Class B	9,023	349,846
Boliden AB	6,118	207,091

	Shares	Value
Common Stocks (Cont.)
Sweden (Cont.)
Electrolux AB Series B	5,586	$189,699
Essity Aktiebolag Class B (d)	13,326	362,563
Getinge AB B Shares	4,571	85,697
Getinge AB B Shares Interim Shares (c)(d)	653	12,242
Hennes & Mauritz AB (H&M) B Shares	21,399	554,358
Hexagon AB B Shares	5,817	288,318
Husqvarna AB B Shares	9,274	95,417
ICA Gruppen AB	1,730	65,017
Industrivarden AB C Shares	3,651	92,475
Investor AB B Shares	10,201	503,857
Kinnevik AB Class B	5,361	174,819
L E Lundbergforetagen AB B Shares	854	68,258
Lundin Petroleum AB (d)	4,059	88,806
Millicom International Cellular SA SDR	1,498	98,856
Nordea Bank AB	67,860	919,808
Sandvik AB	24,742	426,801
Securitas AB Class B	7,197	120,526
Skandinaviska Enskilda Banken AB Class A	33,969	447,504
Skanska AB Class B	7,668	177,651
SKF AB B Shares	7,485	163,119
Svenska Handelsbanken AB A Shares	34,118	514,813
Swedbank AB-A Shares	20,239	559,592
Swedish Match AB	4,229	148,341
Tele2 AB B Shares	7,142	81,724
Telefonaktiebolaget LM Ericsson B Shares	68,850	395,356
Telia Company AB	57,910	272,738
Volvo AB B Shares	34,395	662,993

		9,426,896

Switzerland (8.18%)
ABB Ltd. Reg.	44,583	1,102,202
Adecco Group AG Reg.	3,673	285,996
Baloise Holding AG Reg.	1,117	176,718
Barry Callebaut AG Reg.	52	79,690
Chocoladefabriken Lindt & Sprungli AG Reg.	2	138,690
Chocoladefabriken Lindt & Sprungli AG	22	125,523
Compagnie Financiere Richemont SA Reg.	11,675	1,067,008
Credit Suisse Group AG Reg.	54,385	860,972
Dufry AG Reg. (d)	783	124,362
Ems-Chemie Holding AG Reg	173	115,053
Geberit AG Reg.	828	391,704
Givaudan SA Reg.	207	450,404
Julius Baer Group Ltd.	5,026	297,403
Kuehne & Nagel International AG Reg.	1,222	226,266
LafargeHolcim Ltd. Reg.	10,144	592,916
Lonza Group AG Reg.	1,674	439,093
Nestle SA Reg.	70,028	5,864,895
Novartis AG Reg.	49,693	4,254,195

See accompanying notes to schedules of investments.	41

STATE FARM VARIABLE PRODUCT TRUST INTERNATIONAL EQUITY INDEX FUND

SCHEDULE OF INVESTMENTS (continued)

September 30, 2017

(Unaudited)

	Shares	Value
Common Stocks (Cont.)
Switzerland (Cont.)
Pargesa Holding SA	681	$56,612
Partners Group Holding AG	392	265,962
Roche Holding AG	15,696	4,006,869
Schindler Holding AG	895	197,698
Schindler Holding AG Reg.	476	102,391
SGS SA Reg	121	290,270
Sika AG	47	349,703
Sonova Holding AG Reg.	1,149	194,951
Straumann Holding AG Reg.	213	136,816
Swatch Group AG Reg., The	1,247	99,350
Swatch Group AG, The	682	283,688
Swiss Life Holding AG Reg.	712	250,801
Swiss Prime Site AG Reg.	1,448	130,168
Swiss Re AG	7,287	659,958
Swisscom AG	571	292,591
UBS Group AG	81,826	1,398,482
Vifor Pharma AG	1,090	128,321
Zurich Insurance Group AG	3,386	1,032,916

		26,470,637

United Kingdom (17.66%)
3i Group PLC	21,674	265,165
Admiral Group PLC	4,312	104,988
Anglo American PLC	29,795	534,799
Antofagasta PLC	8,948	113,788
Ashtead Group PLC	11,166	269,174
Associated British Foods PLC	7,935	339,508
AstraZeneca PLC	28,300	1,879,034
Auto Trader Group PLC (e)	22,573	118,723
Aviva PLC	90,859	626,409
Babcock International Group PLC	5,898	65,400
BAE Systems PLC	70,653	597,872
Barclays PLC	380,377	985,515
Barratt Developments PLC	22,784	187,610
Berkeley Group Holdings PLC, The	2,931	145,987
BHP Billiton PLC	47,071	829,122
BP PLC	442,848	2,832,375
British American Tobacco PLC	50,884	3,185,581
British Land Company PLC	21,771	175,622
BT Group PLC	181,922	692,078
Bunzl PLC	7,625	231,631
Burberry Group PLC	9,560	225,463
Capita PLC	15,168	114,837
Carnival PLC	4,273	271,576
Centrica PLC	122,933	308,045
Cobham PLC (d)	56,275	109,870
Coca-Cola HBC AG CDI	3,830	129,588
Compass Group PLC	35,361	750,084
ConvaTec Group PLC (e)	26,189	96,120
Croda International PLC	2,979	151,411
DCC PLC	1,997	193,875
Diageo PLC	55,354	1,819,496
Direct Line Insurance Group PLC	29,969	146,016
Dixons Carphone PLC	20,990	54,400
easyJet PLC	3,283	53,538
Experian PLC	21,243	426,699

	Shares	Value
Common Stocks (Cont.)
United Kingdom (Cont.)
Ferguson PLC	5,655	$371,004
Fresnillo PLC	4,520	85,098
G4S PLC	35,279	131,563
GKN PLC	38,488	178,446
GlaxoSmithKline PLC	109,690	2,187,865
Glencore PLC	273,498	1,253,386
Hammerson PLC	18,272	131,482
Hargreaves Lansdown PLC	5,997	118,932
Hikma Pharmaceuticals PLC	3,239	52,561
HSBC Holdings PLC	447,592	4,420,927
IMI PLC	6,391	106,450
Imperial Brands PLC	21,371	911,806
Inmarsat PLC	10,040	86,574
InterContinental Hotels Group PLC	4,028	213,094
Intertek Group PLC	3,564	237,928
Intu Properties PLC	20,570	63,535
Investec PLC	14,760	107,792
ITV PLC	81,824	191,548
J Sainsbury PLC	36,877	117,559
Johnson Matthey PLC	4,437	203,339
Kingfisher PLC	50,949	203,791
Land Securities Group PLC	17,091	222,721
Legal & General Group PLC	133,698	465,624
Lloyds Banking Group PLC	1,598,314	1,450,600
London Stock Exchange Group PLC	7,017	360,126
Marks & Spencer Group PLC	37,478	177,479
Mediclinic International PLC	8,340	72,641
Meggitt PLC	16,132	112,624
Merlin Entertainments PLC (e)	16,303	97,324
Micro Focus International PLC	9,772	312,565
Mondi PLC	8,140	218,697
National Grid PLC	76,786	951,350
Next PLC	3,204	225,831
Old Mutual PLC	109,420	284,741
Pearson PLC	18,861	154,675
Persimmon PLC	6,954	240,600
Provident Financial PLC	3,116	34,677
Prudential PLC	57,813	1,383,991
Randgold Resources Ltd.	2,005	196,532
Reckitt Benckiser Group PLC	14,919	1,362,018
Reed Elsevier PLC (London)	24,078	528,170
Rio Tinto PLC	27,501	1,279,846
Rolls-Royce Holdings PLC	37,165	441,736
Royal Bank of Scotland Group PLC (d)	77,132	277,306
Royal Dutch Shell PLC Class A	99,972	3,012,145
Royal Dutch Shell PLC Class B	83,678	2,572,788
Royal Mail PLC	20,294	104,479
RSA Insurance Group PLC	22,805	190,381
Sage Group PLC, The	24,700	231,189
Schroders PLC	2,734	122,912
SEGRO PLC	22,354	160,555
Severn Trent PLC	5,419	157,791
Shire PLC	20,195	1,025,082
Sky PLC	23,289	285,546
Smith & Nephew PLC	19,569	353,479
Smiths Group PLC	8,736	184,607

42	See accompanying notes to schedules of investments.

STATE FARM VARIABLE PRODUCT TRUST INTERNATIONAL EQUITY INDEX FUND

SCHEDULE OF INVESTMENTS (continued)

September 30, 2017

(Unaudited)

	Shares	Value
Common Stocks (Cont.)
United Kingdom (Cont.)
SSE PLC	22,630	$423,629
St. James’s Place PLC	11,984	184,031
Standard Chartered PLC (d)	73,213	727,549
Standard Life Aberdeen PLC	59,883	347,854
Tate & Lyle PLC	10,415	90,504
Taylor Wimpey PLC	74,910	196,242
Tesco PLC (d)	183,582	460,389
Travis Perkins PLC	5,610	108,852
TUI AG (United Kingdom)	9,848	167,065
Unilever PLC	28,560	1,652,898
United Utilities Group PLC	15,074	172,602
Vodafone Group PLC	595,374	1,665,808
Weir Group PLC, The	4,938	130,022
Whitbread PLC	4,175	210,689
William Morrison Supermarkets PLC	49,550	155,435
Worldpay Group PLC (e)	44,733	243,965
WPP PLC	28,785	534,221

		57,130,662

Total Common Stocks
(cost $264,379,382)		319,318,091

Preferred Stocks (0.52%)
Germany (0.52%)
Bayerische Moteren Werke (BMW) AG, 0.00%	1,238	110,295
Fuchs Petrolub SE, 0.00%	1,416	83,830
Henkel AG & Co. KGaA, 0.00%	3,970	540,300
Porsche Automobil Holding SE, 0.00%	3,312	211,772
Schaeffler AG, 0.00%	3,744	60,402
Volkswagen AG, 0.00%	4,183	682,257

		1,688,856

Total Preferred Stocks
(cost $893,432)		1,688,856

	Shares	Value
Short-term Investments (0.05%)
State Street Institutional U.S. Government Money Market Fund Premier Class, 0.92% (f)	146,694	$146,694

Total Short-term Investments
(cost $ 146,694)		146,694

TOTAL INVESTMENTS (99.27%)
(cost $ 265,419,508)		321,153,641
CASH (g) AND OTHER ASSETS, NET OF LIABILITIES (0.73%)		2,359,418

NET ASSETS (100.00%)		$323,513,059

(a)	The Fund used data provided by an independent statistical fair value service to fair value its holdings listed on the Tel-Aviv Stock Exchange which did not trade on the last day of the period because the exchange was closed. This method of fair valuing foreign securities was established in the valuation procedures adopted by the Board of Trustees.

(b)	Security was valued using significant unobservable inputs.

(c)	In accordance with the Trust’s valuation procedures, State Farm Investment Management Corp. (“SFIMC”) determined the fair value for the security considering the facts and circumstances related to the particular security. The fair value for this security was not determined using the Trust’s independent statistical fair value service.

(d)	Non-income producing security.

(e)	Securities exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2017, the value of these securities amounted to $2,121,055 or 0.66% of net assets.

(f)	Rate shown is the 7-day yield as of September 30, 2017.

(g)	At September 30, 2017, cash in the amount of $97,870 has been pledged to cover, in whole or in part, margin requirements for open futures contracts.

SDR - Swedish Depositary Receipt

ADR - American Depositary Receipt

See accompanying notes to schedules of investments.	43

STATE FARM VARIABLE PRODUCT TRUST INTERNATIONAL EQUITY INDEX FUND

SCHEDULE OF INVESTMENTS (continued)

September 30, 2017

(Unaudited)

FUND FOREIGN CURRENCY DENOMINATIONS

Currency	Value	%
Euro	$105,496,258	32.85
Japanese Yen	74,159,990	23.09
British Pound	57,130,662	17.79
Swiss Franc	26,470,637	8.24
Australian Dollar	21,885,716	6.81
Hong Kong Dollar	10,237,832	3.19
Swedish Krona	9,426,896	2.94
Danish Krone	5,934,842	1.85
Singapore Dollar	4,037,529	1.26
United States Dollar	2,806,531	0.87
Norwegian Krone	2,221,455	0.69
Israeli Shekel	828,301	0.26
New Zealand Dollar	516,992	0.16

Total Investments	$321,153,641	100.00%

SECTOR CLASSIFICATIONS

Sector	Value	%
Financials	$69,183,913	21.38
Industrials	46,285,744	14.31
Consumer Discretionary	39,201,968	12.12
Consumer Staples	35,943,949	11.11
Health Care	33,861,508	10.46
Materials	25,194,301	7.79
Information Technology	20,091,412	6.21
Energy	16,168,882	5.00
Telecommunication Services	13,061,050	4.04
Real Estate	11,333,154	3.50
Utilities	10,681,066	3.30

Total Stocks	321,006,947	99.22
Short-term Investments	146,694	0.05
Cash and Other Assets, Net Liabilities	2,359,418	0.73

Net Assets	$323,513,059	100.00%

OPEN FUTURES CONTRACTS

Description	Contracts Purchased	Expiration	Notional Value	Market Value	Unrealized Gain (Loss)
ASX SPI 200 Index	2	December 2017	$223,586	$222,370	$(1,216)
Euro Stoxx 50 Index	18	December 2017	748,261	760,958	12,697
FTSE 100 Index	5	December 2017	489,917	491,681	1,764
Nikkei 225 Index	5	December 2017	440,306	452,072	11,766

Total					$25,011

44	See accompanying notes to schedules of investments.

STATE FARM VARIABLE PRODUCT TRUST STOCK AND BOND BALANCED FUND

SCHEDULE OF INVESTMENTS

September 30, 2017

(Unaudited)

	Shares	Value
Registered Investment Companies (99.50%)
State Farm Variable Product Trust Bond Fund (a)	3,495,911	$35,623,328
State Farm Variable Product Trust Large Cap Equity Index Fund (a)	2,747,554	60,308,814

Total Registered Investment Companies
(cost $ 68,091,036)		95,932,142

TOTAL INVESTMENTS (99.50%)
(cost $ 68,091,036)		95,932,142
CASH AND OTHER ASSETS, NET OF LIABILITIES (0.50%)		478,938

NET ASSETS (100.00%)		$96,411,080

(a)	As of September 30, 2017, investments in issuers considered to be affiliates of the Stock and Bond Balanced Fund for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

						For the period ended September 30, 2017
Security	Shares Held at December 31, 2016	Shares Purchased	Shares Sold	Shares Held at September 30, 2017	Value at September 30, 2017	Change in Unrealized Appreciation (Depreciation)
State Farm Variable Product Trust Bond Fund	3,429,316	66,595	—	3,495,911	$35,623,328	$102,615
State Farm Variable Product Trust Large Cap Equity Index Fund	2,926,635	—	179,081	2,747,554	60,308,814	7,310,384

					$95,932,142	$7,412,999

See accompanying notes to schedules of investments.	45

STATE FARM VARIABLE PRODUCT TRUST BOND FUND

SCHEDULE OF INVESTMENTS

September 30, 2017

(Unaudited)

	Principal amount	Value
Corporate Bonds (74.02%)
Aerospace/Defense (1.66%)
Northrop Grumman Corp. 3.250%, 08/01/2023	$1,500,000	$1,546,020
Rockwell Collins Inc. 3.200%, 03/15/2024	500,000	509,252
3.500%, 03/15/2027	500,000	509,782

		2,565,054

Agriculture, Foods, & Beverage (4.95%)
PepsiCo Inc. 5.000%, 06/01/2018	1,000,000	1,022,848
Campbell Soup Co. 4.250%, 04/15/2021	1,000,000	1,062,670
Kellogg Co. 3.125%, 05/17/2022	1,000,000	1,026,158
Sysco Corp. 2.600%, 06/12/2022	1,000,000	1,001,929
Kellogg Co. 2.750%, 03/01/2023	1,000,000	999,137
PepsiCo Inc. 2.750%, 03/01/2023	1,000,000	1,019,777
Mondelez International Inc. 4.000%, 02/01/2024	500,000	531,956
General Mills Inc. 3.200%, 02/10/2027	500,000	494,858
Sysco Corp. 3.250%, 07/15/2027	500,000	498,444

		7,657,777

Automotive (2.90%)
Toyota Motor Credit Corp. 2.100%, 01/17/2019	1,000,000	1,005,083
2.750%, 05/17/2021	1,000,000	1,020,682
Daimler Finance NA LLC (a) 2.000%, 07/06/2021	500,000	492,388
American Honda Finance Corp. 2.300%, 09/09/2026	1,000,000	945,932
BMW US Capital LLC (a) 3.300%, 04/06/2027	1,000,000	1,017,986

		4,482,071

Banks (3.23%)
Bank of New York Mellon Corp. 2.200%, 03/04/2019	1,000,000	1,005,335
Wells Fargo & Co. 3.000%, 01/22/2021	500,000	511,363
Toronto-Dominion Bank, The 1.800%, 07/13/2021	500,000	492,451
U.S. Bancorp 3.700%, 01/30/2024	500,000	528,015
Bank of New York Mellon Corp. 3.400%, 05/15/2024	500,000	516,968
Wells Fargo & Co. 3.000%, 02/19/2025	500,000	496,475

	Principal amount	Value
Corporate Bonds (Cont.)
Banks (Cont.)
U.S. Bancorp 2.375%, 07/22/2026	$1,000,000	$950,383
Wells Fargo & Co. 3.000%, 10/23/2026	500,000	488,926

		4,989,916

Building Materials & Construction (0.32%)
CRH America Finance, Inc. (a) 3.400%, 05/09/2027	500,000	502,272

Chemicals (4.58%)
E.I. du Pont de Nemours and Co. 6.000%, 07/15/2018	500,000	516,990
Praxair Inc. 2.450%, 02/15/2022	1,000,000	1,007,447
Dow Chemical Co., The 3.000%, 11/15/2022	1,000,000	1,018,469
E.I. du Pont de Nemours and Co. 2.800%, 02/15/2023	1,000,000	1,011,258
Praxair Inc. 2.700%, 02/21/2023	500,000	499,288
International Flavors & Fragrances Inc. 3.200%, 05/01/2023	500,000	507,322
Potash Corporation of Saskatchewan Inc. 3.625%, 03/15/2024	1,000,000	1,016,259
Praxair Inc. 3.200%, 01/30/2026	500,000	511,628
Ecolab Inc. 2.700%, 11/01/2026	500,000	480,423
Potash Corporation of Saskatchewan Inc. 4.000%, 12/15/2026	500,000	521,459

		7,090,543

Commercial Service/Supply (0.66%)
Cintas Corp. No. 2 3.250%, 06/01/2022	1,000,000	1,026,101

Computer Software & Services (2.60%)
Automatic Data Processing Inc. 2.250%, 09/15/2020	500,000	504,898
Texas Instruments Inc. 2.750%, 03/12/2021	500,000	511,474
Automatic Data Processing Inc. 3.375%, 09/15/2025	500,000	517,830
Oracle Corp. 2.650%, 07/15/2026	500,000	491,135
Microsoft Corp. 2.400%, 08/08/2026	500,000	483,280
Analog Devices Inc. 3.500%, 12/05/2026	500,000	504,938

46	See accompanying notes to schedules of investments.

STATE FARM VARIABLE PRODUCT TRUST BOND FUND

SCHEDULE OF INVESTMENTS (continued)

September 30, 2017

(Unaudited)

	Principal amount	Value
Corporate Bonds (Cont.)
Computer Software & Services (Cont.)
QUALCOMM Inc. 3.250%, 05/20/2027	$1,000,000	$1,008,376

		4,021,931

Computers (0.67%)
International Business Machines Corp. 3.450%, 02/19/2026	1,000,000	1,032,903

Consumer & Marketing (2.94%)
Unilever Capital Corp. 4.250%, 02/10/2021	1,000,000	1,066,609
Procter & Gamble Co., The 2.300%, 02/06/2022	1,000,000	1,007,748
Reckitt Benckiser Treasury Services PLC (a) 2.750%, 06/26/2024	1,500,000	1,489,168
Kimberly-Clark Corp. 2.750%, 02/15/2026	1,000,000	990,572

		4,554,097

Electronic/Electrical Manufacturing (0.65%)
Emerson Electric Co. 2.625%, 02/15/2023	1,000,000	1,000,736
Financial Services (3.04%)
JPMorgan Chase & Co. 2.200%, 10/22/2019	500,000	502,982
4.350%, 08/15/2021	1,000,000	1,071,385
General Electric Capital Corp. 3.100%, 01/09/2023	287,000	299,354
JPMorgan Chase & Co. 3.200%, 01/25/2023	500,000	512,790
3.625%, 05/13/2024	500,000	521,448
GE Capital International Funding Co. 3.373%, 11/15/2025	744,000	769,475
Visa Inc. 3.150%, 12/14/2025	1,000,000	1,024,506

		4,701,940

Health Care (10.24%)
GlaxoSmithKline Capital Inc. 5.650%, 05/15/2018	1,000,000	1,025,362
Thermo Fisher Scientific Inc. 2.400%, 02/01/2019	500,000	503,375
Pfizer Inc. 2.100%, 05/15/2019	500,000	504,335
Amgen Inc. 2.200%, 05/22/2019	500,000	502,328
Gilead Sciences Inc. 2.550%, 09/01/2020	500,000	508,890
Medtronic Inc. 4.125%, 03/15/2021	1,000,000	1,059,993
Sanofi-Aventis 4.000%, 03/29/2021	1,000,000	1,059,300

	Principal amount	Value
Corporate Bonds (Cont.)
Health Care (Cont.)
GlaxoSmithKline Capital Inc. 2.800%, 03/18/2023	$1,000,000	$1,016,805
Pfizer Inc. 3.000%, 06/15/2023	1,000,000	1,029,307
Novartis Capital Corp. 3.400%, 05/06/2024	1,000,000	1,047,568
Pfizer Inc. 3.400%, 05/15/2024	500,000	525,826
Stryker Corp. 3.375%, 05/15/2024	1,000,000	1,030,687
Amgen Inc. 3.625%, 05/22/2024	500,000	521,426
Bayer U.S. Finance LLC (a) 3.375%, 10/08/2024	500,000	509,080
Thermo Fisher Scientific Inc. 3.650%, 12/15/2025	500,000	517,552
Gilead Sciences Inc. 3.650%, 03/01/2026	500,000	521,678
Roche Holdings Inc. (a) 2.625%, 05/15/2026	1,000,000	978,060
Baxter International Inc. 2.600%, 08/15/2026	500,000	475,494
Abbott Laboratories 3.750%, 11/30/2026	500,000	513,050
Bristol-Myers Squibb Co. 3.250%, 02/27/2027	500,000	513,454
AstraZeneca PLC 3.125%, 06/12/2027	1,000,000	988,195
Thermo Fisher Scientific Inc. 3.200%, 08/15/2027	500,000	494,609

		15,846,374

Machinery & Manufacturing (5.87%)
Danaher Corp. 2.400%, 09/15/2020	500,000	505,863
John Deere Capital Corp. 2.800%, 03/04/2021	500,000	510,192
Caterpillar Financial Services Corp. 2.850%, 06/01/2022	1,000,000	1,023,166
Deere & Co. 2.600%, 06/08/2022	1,000,000	1,011,256
Covidien International 3.200%, 06/15/2022	1,000,000	1,031,557
3M Co. 2.000%, 06/26/2022	500,000	496,480
Caterpillar Financial Services Corp. 2.625%, 03/01/2023	1,000,000	1,003,432
Siemens Financieringsmaatschappij NV (a) 3.125%, 03/16/2024	1,000,000	1,021,718
John Deere Capital Corp. 3.400%, 09/11/2025	500,000	519,070
Bemis Company Inc. 3.100%, 09/15/2026	1,000,000	969,773

See accompanying notes to schedules of investments.	47

STATE FARM VARIABLE PRODUCT TRUST BOND FUND

SCHEDULE OF INVESTMENTS (continued)

September 30, 2017

(Unaudited)

	Principal amount	Value
Corporate Bonds (Cont.)
Machinery & Manufacturing (Cont.)
Eaton Corp. 3.103%, 09/15/2027	$1,000,000	$987,933

		9,080,440

Media & Broadcasting (3.24%)
Time Warner Inc. 2.100%, 06/01/2019	500,000	500,824
Comcast Corp. 3.125%, 07/15/2022	1,000,000	1,035,754
Time Warner Inc. 3.550%, 06/01/2024	500,000	508,638
Thomson Reuters Corp. 3.850%, 09/29/2024	500,000	520,628
Walt Disney Co., The 3.150%, 09/17/2025	500,000	509,764
1.850%, 07/30/2026	500,000	459,930
S&P Global Inc. 2.950%, 01/22/2027	500,000	480,922
Moody’s Corp. (a) 3.250%, 01/15/2028	1,000,000	993,251

		5,009,711

Mining & Metals (0.68%)
Rio Tinto Finance USA PLC 3.500%, 03/22/2022	500,000	521,669
Barrick Gold Corp. 3.850%, 04/01/2022	500,000	530,504

		1,052,173

Oil & Gas (5.38%)
Apache Corp. 3.250%, 04/15/2022	1,000,000	1,014,304
Shell International Finance 2.375%, 08/21/2022	500,000	501,394
EOG Resources Inc. 2.625%, 03/15/2023	500,000	496,262
Chevron Corp. 3.326%, 11/17/2025	1,000,000	1,028,028
Devon Energy Corp. 5.850%, 12/15/2025	1,000,000	1,152,800
Trans-Canada Pipelines 4.875%, 01/15/2026	1,000,000	1,121,784
Woodside Finance Ltd. (a) 3.700%, 09/15/2026	1,000,000	1,000,712
Occidental Petroleum Corp. 3.000%, 02/15/2027	500,000	492,254
Canadian Natural Resources Ltd. 3.850%, 06/01/2027	1,000,000	1,010,961
Woodside Finance Ltd. (a) 3.700%, 03/15/2028	500,000	495,818

		8,314,317

Retailers (5.30%)
Wal-Mart Stores Inc. 5.800%, 02/15/2018	500,000	507,843

	Principal amount	Value
Corporate Bonds (Cont.)
Retailers (Cont.)
CVS Caremark Corp. 2.250%, 12/05/2018	$1,000,000	$1,004,469
Home Depot Inc. 4.400%, 04/01/2021	1,000,000	1,073,436
TJX Companies Inc., The 2.750%, 06/15/2021	500,000	510,443
Walgreen Co. 3.100%, 09/15/2022	500,000	509,380
Home Depot Inc. 2.700%, 04/01/2023	1,000,000	1,015,342
Amazon.com Inc. (a) 2.800%, 08/22/2024	500,000	501,920
Home Depot Inc. 3.350%, 09/15/2025	500,000	517,170
Lowe’s Companies Inc. 3.375%, 09/15/2025	1,000,000	1,030,035
McDonald’s Corp. 3.500%, 03/01/2027	1,000,000	1,027,903
Amazon.com Inc. (a) 3.150%, 08/22/2027	500,000	503,570

		8,201,511

Telecom & Telecom Equipment (3.31%)
AT&T Inc. 4.450%, 05/15/2021	1,000,000	1,064,880
Vodafone Group PLC 2.950%, 02/19/2023	1,000,000	1,015,857
Verizon Communications Inc. 4.150%, 03/15/2024	1,000,000	1,058,736
AT&T Inc. 3.400%, 05/15/2025	500,000	493,200
Verizon Communications Inc. 2.625%, 08/15/2026	500,000	469,538
Deutsche Telekom International Finance BV (a) 3.600%, 01/19/2027	1,000,000	1,011,731

		5,113,942

Transportation (3.30%)
Burlington Northern Santa Fe 3.000%, 03/15/2023	1,500,000	1,540,362
Norfolk Southern Corp. 3.850%, 01/15/2024	1,000,000	1,060,934
Canadian National Railway Co. 2.750%, 03/01/2026	1,000,000	994,233
FedEx Corp. 3.300%, 03/15/2027	500,000	503,138
CSX Corp. 3.250%, 06/01/2027	1,000,000	1,002,746

		5,101,413

Utilities & Energy (8.50%)
Public Service Electric and Gas Co. 5.300%, 05/01/2018	500,000	510,607

48	See accompanying notes to schedules of investments.

STATE FARM VARIABLE PRODUCT TRUST BOND FUND

SCHEDULE OF INVESTMENTS (continued)

September 30, 2017

(Unaudited)

	Principal amount	Value
Corporate Bonds (Cont.)
Utilities & Energy (Cont.)
Florida Power Corp. 5.650%, 06/15/2018	$500,000	$513,750
Pacificorp 5.650%, 07/15/2018	500,000	516,363
Appalachian Power Co. 4.600%, 03/30/2021	500,000	536,702
Southern California Edison Co. 3.875%, 06/01/2021	1,000,000	1,057,606
Baltimore Gas & Electric Co. 2.800%, 08/15/2022	500,000	504,330
Northern States Power Co. 2.150%, 08/15/2022	500,000	496,758
Pacific Gas & Electric 2.450%, 08/15/2022	1,000,000	999,944
Indiana Michigan Power Co. 3.200%, 03/15/2023	1,000,000	1,023,220
Kansas City Power & Light Co. 3.150%, 03/15/2023	1,000,000	1,015,892
Public Service Company of Colorado 2.500%, 03/15/2023	1,000,000	1,001,403
Virginia Electric & Power Co. 3.450%, 02/15/2024	1,000,000	1,037,972
Commonwealth Edison Co. 2.550%, 06/15/2026	500,000	484,354
Arizona Public Service Co. 2.550%, 09/15/2026	1,000,000	954,707
Atmos Energy Corp. 3.000%, 06/15/2027	500,000	500,334
Boston Gas Co. (a) 3.150%, 08/01/2027	1,000,000	1,000,668
Pennsylvania Electric Co. (a) 3.250%, 03/15/2028	1,000,000	987,341

		13,141,951

Total Corporate Bonds
(cost $112,397,169)		114,487,173

	Principal amount	Value
U.S. Treasury Obligations (23.88%)
U.S. Treasury Notes 3.500%, 02/15/2018	$10,000,000	$10,085,170
2.750%, 02/15/2019	7,500,000	7,635,060
3.625%, 02/15/2020	6,000,000	6,291,096
1.375%, 08/31/2020	1,000,000	993,125
2.000%, 08/31/2021	1,000,000	1,007,969
2.000%, 02/15/2023	1,000,000	1,000,547
2.125%, 02/29/2024	1,000,000	1,000,820
2.375%, 08/15/2024	1,000,000	1,014,102
2.000%, 02/15/2025	5,000,000	4,931,640
2.250%, 02/15/2027	3,000,000	2,981,835

Total U.S. Treasury Obligations
(cost $36,613,103)		36,941,364

Short-term Investments (1.63%)
JPMorgan U.S. Government Money Market Fund Capital Shares, 0.90% (b)	2,527,221	$2,527,221

Total Short-term Investments
(cost $2,527,221)		2,527,221

TOTAL INVESTMENTS (99.53%)
(cost $151,537,493)		153,955,758
OTHER ASSETS, NET OF LIABILITIES (0.47%)		724,579

NET ASSETS (100.00%)		$154,680,337

(a)	Securities exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2017, the value of these securities amounted to $12,505,683 or 8.08% of net assets.

(b)	Rate shown is the 7-day yield as of September 30, 2017.

See accompanying notes to schedules of investments.	49

STATE FARM VARIABLE PRODUCT TRUST MONEY MARKET FUND

SCHEDULE OF INVESTMENTS

September 30, 2017

(Unaudited)

	Principal amount	Value
Short-term Investments (100.18%)
Government Agency Securities (a) (57.99%)
Federal Home Loan Bank
1.010%, 10/03/2017	$1,500,000	$1,499,874
1.050%, 10/11/2017	2,695,000	2,694,135
1.005%, 10/16/2017	1,000,000	999,553
1.020%, 10/23/2017	1,300,000	1,299,153
1.030%, 11/03/2017	2,100,000	2,097,957
1.050%, 11/13/2017	750,000	749,038
1.090%, 11/21/2017	1,500,000	1,497,638
1.000%, 11/24/2017	2,000,000	1,996,944
1.015%, 12/01/2017	1,000,000	998,252
1.050%, 12/15/2017	1,600,000	1,596,453
1.045%, 12/21/2017	1,500,000	1,496,430

		16,925,427

	Shares	Value
Registered Investment Companies (1.96%)
JPMorgan U.S. Government Money Market Fund Capital Shares, 0.90% (b)	571,232	$571,232

	Principal amount	Value
U.S. Government Obligations (40.23%)
U.S. Treasury Bill
1.137%, 10/05/2017	$1,800,000	$1,799,731
1.003%, 10/05/2017	1,450,000	1,449,783
1.031%, 10/12/2017	2,500,000	2,499,141
1.100%, 10/19/2017	1,500,000	1,499,130
1.570%, 10/26/2017	1,000,000	999,164
0.964%, 11/02/2017	2,000,000	1,998,233
0.960%, 11/09/2017	1,500,000	1,498,400

		11,743,582

Total Short-term Investments
(cost $ 29,240,241)		29,240,241

TOTAL INVESTMENTS (100.18%)
(cost $ 29,240,241)		29,240,241
LIABILITIES, NET OF OTHER ASSETS (-0.18%)		(51,131)

NET ASSETS (100.00%)		$29,189,110

(a)	The obligations of these U.S. Government-sponsored entities are neither issued nor guaranteed by the United States Treasury.

(b)	Rate shown is the 7-day yield as of September 30, 2017.

50	See accompanying notes to schedules of investments.

STATE FARM VARIABLE PRODUCT TRUST

NOTES TO SCHEDULES OF INVESTMENTS

(Unaudited)

1.	Investment Objective

State Farm Variable Product Trust (the “Trust”) has nine separate investment portfolios (each a “Fund” and together, the “Funds”). The Trust is registered under the Investment Company Act of 1940 as an open-end, management investment company. Each Fund has its own investment objective, investment policies, restrictions, and attendant risks and is diversified as defined in the Investment Company Act of 1940. Each Fund follows the accounting and reporting guidance in Financial Accounting Standards Board (“FASB”) Accounting Standards Codification 946, “Financial Services—Investment Companies.” Shares of each Fund are offered exclusively in connection with variable deferred annuity and variable universal life insurance policies issued by State Farm Life Insurance Company and State Farm Life and Accident Assurance Company. State Farm Investment Management Corp. (“SFIMC”) is the Trust’s investment adviser.

The Large Cap Equity Fund seeks long-term growth of capital. The Fund invests under normal circumstances at least 80% of its net assets (plus any borrowings for investment purposes) in common stocks and other equity securities of large capitalization companies.

The Small/Mid Cap Equity Fund seeks long-term growth of capital. For approximately one-half of the Fund’s portfolio, the Fund primarily invests under normal circumstances at least 80% of its net assets (plus any borrowings for investment purposes) in stocks of small capitalization companies. For the remaining approximately one-half of the Fund’s portfolio, the Fund invests in shares of the iShares Core S&P Mid-Cap ETF.

The International Equity Fund seeks long-term growth of capital. The International Equity Fund invests its assets primarily in securities issued by foreign companies. There is no restriction on the size of the companies in which the Fund invests.

The Large Cap Equity Index Fund (the “Large Cap Index Fund”) seeks to match the performance of the Standard and Poor’s Composite Index of 500 Stocks® (the “S&P 500”)¹ by investing in the securities that make up the S&P 500. The S&P 500 tracks the common stock performance of 500 large U.S. companies.

The Small Cap Equity Index Fund (the “Small Cap Index Fund”) seeks to match the performance of the Russell 2000® Small Stock Index (the “Russell 2000”)² by investing in some of the stocks found in the Russell 2000. The Russell 2000 tracks the common stock performance of about 2,000 small U.S. companies.

The International Equity Index Fund (the “International Index Fund”) seeks to match the performance of the MSCI Europe, Australasia and Far East Free Index® (the “EAFE Free”)³ by investing in some of the stocks found in the EAFE Free. The EAFE Free is a capitalization-weighted index that currently includes stocks of companies in 15 European countries, Australia, New Zealand, Israel, Hong Kong, Japan and Singapore.

The Stock and Bond Balanced Fund (the “Balanced Fund”) seeks long-term growth of capital, balanced with current income. The Balanced Fund invests in the Large Cap Index and Bond Funds of the Trust.

The Bond Fund seeks to realize over a period of years the highest yield consistent with prudent investment management through current income and capital gains. The Fund typically invests 80% or more of its assets in investment grade bonds or bonds determined to be of comparable quality.

The Money Market Fund seeks to maximize current income to the extent consistent with the preservation of capital and maintenance of liquidity.

2. Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Funds in the preparation of their schedules of investments in accordance with U.S. generally accepted accounting principles (“GAAP”).

Securities Valuation

All investments in securities are recorded at their fair value. For more information refer to Note 3 Securities Valuation.

Securities Transactions

For financial reporting purposes, security transactions are accounted for on trade date (date the order to buy or sell is executed).

Income Taxes

Each Fund is a separate taxpayer for federal income tax purposes. It is the Funds’ policy to comply with the provisions of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and, in the manner provided therein, to distribute substantially all of their taxable income, including any net realized gain on sales of investments reportable for federal income tax purposes.

For more information refer to Note 5 Income Taxes.

Foreign Currency Translations

Investment securities and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars at the prevailing foreign exchange rates at September 30, 2017. Purchases and sales of investment securities and income and expense items denominated in foreign currencies are translated into U.S. dollars at the prevailing foreign exchange rates on the respective dates of transactions. That portion of realized and unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed, but is included with realized and unrealized gains and losses on investment securities.

STATE FARM VARIABLE PRODUCT TRUST

NOTES TO SCHEDULES OF INVESTMENTS (continued)

(Unaudited)

Short Sales

The Large Cap Index, Small Cap Index, International Index Funds, and indirectly, the Balanced Fund, may enter into covered short sale transactions to dispose of certain securities received as part of corporate actions (e.g., corporate mergers or spin-offs) that no longer are included in the respective benchmark indices. These transactions are designed to help minimize the impact these non-index securities have on the overall performance of these Funds.

3.	Securities Valuation

Investments are valued at fair value pursuant to valuation procedures approved by the Trust’s Board of Trustees (the “Board”). The valuation procedures assign to SFIMC the responsibility for determining fair value using the processes and factors as outlined in the valuation procedures. If SFIMC cannot determine fair value based on the valuation procedures, the Board or the Executive Committee of the Board will determine fair value.

Fair value is defined as the price that the Funds would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. A three-tier hierarchy is used to classify fair value measurements for disclosure purposes. The three-tier hierarchy of inputs is summarized in three broad levels as follows:

•	Level 1 - Unadjusted quoted prices in active markets that are accessible to the Funds for identical assets or liabilities.

•	Level 2 - Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, quoted prices for similar instruments in active markets, interest rates, yield curves and credit spreads. For assets or liabilities with a specified (contractual) term, a Level 2 input must be observable for substantially the full term of the asset or liability.

•	Level 3 - Unobservable inputs for the asset or liability to the extent that relevant observable inputs are not available. These inputs, based on the best information available in the circumstances, would include reasonably available information about the assumptions that a market participant would use in valuing the asset or liability and might include SFIMC’sown data.

To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure the fair value of an asset or liability might be categorized within different levels of the fair value hierarchy. In those cases, the fair value measurement is categorized in its entirety in the same level of the fair value hierarchy as the lowest level input that is significant to the entire measurement. Changes in valuation techniques may result in transfers into or out of an assigned level within the fair value hierarchy. The end of the reporting period method is used for determining when transfers between levels of the fair value hierarchy are deemed to have occurred.

Stocks, closed-end registered investment companies and exchange-traded funds (“ETFs”) traded on securities exchanges, or in an over-the-counter (“OTC”) market in which transaction prices are reported, are valued at the last sales price on the day of valuation or, if there are no reported sales on that day, at the last reported bid price for the day. Stocks traded on NASDAQ are valued at the NASDAQ Official Closing Price. Long-term debt securities and U.S. Treasury bills are generally valued using quotations provided by an independent pricing service. All of the securities of the Money Market Fund and short-term debt securities with remaining maturities of 60 days or less (other than U.S. Treasury bills) are generally valued on an amortized cost basis, which approximates market value. Investments in open-end investment companies are valued each day based on the closing net asset value of the respective fund. Futures contracts are valued at the settlement price established each day on the exchange on which they are traded. Spot and forward foreign currency contracts are valued daily using quoted forward exchange rates. Short sales, if any, are valued at market value.

Portfolio securities that are primarily traded on foreign securities exchanges (“foreign securities”) are valued at the closing values of such securities on the respective exchange where each security is primarily traded. SFIMC may determine that a market quotation for a foreign security held by a Fund is not reliable because of events or circumstances that have occurred between the time of the market quotation and the time the net asset value of the Fund is calculated (“subsequent event”). A subsequent event might include company-specific developments, a development that might affect an entire market or region, a potential global development or a significant change in one or more U.S. securities indices. If SFIMC determines that the market quotation for a foreign security is not reliable, SFIMC may use an independent statistical fair value service to assist in determining value, or SFIMC may determine the foreign security’s value in SFIMC’s reasonable judgment.

For securities other than foreign securities, for which market prices are not readily available or are considered unreliable, SFIMC is required to obtain bid price quotations from brokers or dealers in the securities. If SFIMC cannot obtain a quotation for the security or if SFIMC believes the quotation does not represent the security’s fair value, then SFIMC will determine the security’s value in SFIMC’s reasonable judgment.

In determining a value based on reasonable judgment, SFIMC may use different methodologies, including multiple of earnings, multiple of book value, discount from market of a similar freely traded security or, for debt securities, yield to maturity. Other factors SFIMC may consider in determining value for a security include, but are not limited to, fundamental analytical data relating to the security, the nature and duration of any restrictions on disposition of

STATE FARM VARIABLE PRODUCT TRUST

NOTES TO SCHEDULES OF INVESTMENTS (continued)

(Unaudited)

the security, the last traded price of the security, significant global or regional events such as political unrest, natural disasters, and war, and significant movements in major market indices, ETFs, index futures or other financial instruments in the U.S. or other markets. All securities valued based on SFIMC’s reasonable judgment are subsequently reported to the Board on a quarterly basis.

SFIMC reviews the pricing methodologies of the Funds’ approved pricing vendors, including understanding a vendor’s key inputs and assumptions in valuing securities. SFIMC also engages in transaction back-testing with respect to portfolio securities sold by the Funds to compare unrealized gains and losses to realized gains and losses.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following is a summary of the inputs used to value each Fund’s assets and liabilities as of September 30, 2017:

	Investments in Securities				Derivative Instruments

Fund	Level 1	Level 2	Level 3	Total	Level 1	Level 2	Level 3	Total
Large Cap Equity Fund					$—	$—	$—	$—
Common Stocks (a)	$74,044,439	—	—	$74,044,439
Short-term Investments	1,687,662	—	—	1,687,662
Small/Mid Cap Equity Fund					—	—	—	—
Common Stocks (a)	35,537,523	—	—	35,537,523
Exchange-Traded Funds	34,457,035	—	—	34,457,035
Short-term Investments	1,122,406	—	—	1,122,406
International Equity Fund					—	—	—	—
Common Stocks (a)	51,625,135	—	—	51,625,135
Preferred Stocks (a)	77,570	—	—	77,570
Short-term Investments	1,836,944	—	—	1,836,944
Large Cap Index Fund					281,470	—	—	281,470
Common Stocks (a)	663,173,837	—	—	663,173,837
Short-term Investments	15,218,400	—	—	15,218,400
Small Cap Index Fund					141,511	—	—	141,511
Common Stocks (a)	330,770,399	119,922	1,948	330,892,269
Short-term Investments	2,471,605	—	—	2,471,605
International Index Fund					25,011	—	—	25,011
Common Stocks (a)	318,476,011	842,080	0	319,318,091
Preferred Stocks (a)	1,688,856	—	—	1,688,856
Short-term Investments	146,694	—	—	146,694
Balanced Fund					—		—	—
Registered Investment Companies	95,932,142	—	—	95,932,142
Bond Fund					—		—	—
Corporate Bonds (a)	—	114,487,173	—	114,487,173
U.S. Treasury Obligations	—	36,941,364	—	36,941,364
Short-term Investments	2,527,221	—	—	2,527,221
Money Market Fund					—		—	—
Short-term Investments	571,232	28,669,009	—	29,240,241

(a) Industry classification and/or country is disclosed in the Schedules of Investments.

On December 31, 2016, the International Equity Fund and International Index Fund used data provided by an independent statistical fair value service to fair value common stocks and preferred stocks primarily traded on exchanges that closed before the regular close of trading of the New York Stock Exchange in accordance with valuation procedures approved by the Trust’s Board of Trustees, and were therefore valued using Level 2 inputs. On September 30, 2017, all of the common stocks and preferred stocks in the International Equity Fund and International Index Fund (except for International Index Fund’s holdings listed on the Tel-Aviv Stock Exchange which did not trade on the last day of the period because the exchange was closed), were valued at last traded price because the Trust’s valuation procedures did not require the use of the independent statistical fair value service. Accordingly, using the end of the reporting period method for determining when transfers between levels are recognized, common stocks on September 30, 2017 at $31,741,262 were transferred from Level 2 to Level 1 in the International Equity Fund and $308,503,968 of common stocks and preferred stocks were transferred from Level 2 to Level 1 in the International Index Fund.

STATE FARM VARIABLE PRODUCT TRUST

NOTES TO SCHEDULES OF INVESTMENTS (continued)

(Unaudited)

On December 31,2016, a security in the Small Cap Index Fund was valued at last traded price. On September 30, 2017, the same security halted trading and was therefore valued using Level 2 inputs. Accordingly, using the end of the reporting period method for determining when transfers between levels are recognized, $94,032 of common stock was transferred from Level 1 to Level 2 in the Small Cap Index Fund.

For the remaining Funds, there were no transfers of securities between Level 1 and Level 2 as of September 30, 2017 as compared to December 31, 2016.

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

Small Cap Index Fund Investments in Securities (a)
Balance as of December 31, 2016	$33,010
Realized gain (loss)	33,219
Change in unrealized appreciation (depreciation)	(33,010)
Purchases	1,948
Issuances	—
Sales	(33,219)
Transfers in	—
Transfers out	—

Balance as of September 30, 2017	$1,948

(a) Using the end of the reporting period method for determining when transfers between levels are recognized.

The International Index Fund did not hold any Level 3 securities valued at other than zero as of December 31, 2016 or for the period ended September 30, 2017. The remaining Funds (other than the Small Cap Index Fund, as noted in the preceding table) did not hold any Level 3 securities as of December 31, 2016, or for the period ended September 30, 2017.

Derivative instruments, such as futures and foreign currency contracts, are valued at the unrealized appreciation (depreciation) of the instrument. For more information, see Note 4 Derivative Instruments.

4.	Derivative Instruments

The Large Cap Index, Small Cap Index, and International Index Funds, and, indirectly, the Balanced Fund, are subject to equity price risk in the normal course of pursuing their investment objectives. These Funds, other than the Balanced Fund, entered into stock index futures contracts to gain exposure to market fluctuations, as the use of these instruments was more efficient or cost effective than actually buying the underlying securities. These contracts obligated those Funds to make or take delivery of a derivative instrument or the cash value of a securities index at a specified future date at a specified price. Unrealized gains and losses on open futures contracts are reflected in other assets in the Schedules of Investments. Upon entering into a futures contract, these Funds bore the risk of futures contracts’ prices moving unexpectedly, in which case, the Funds might not have been able to achieve the anticipated benefits of the futures contract and might realize a loss. With futures, there is minimal counterparty credit risk to a Fund since futures are exchange traded and the exchange’s clearing house, as the ultimate counterparty to all exchange traded futures, guarantees the futures against default.

The International Equity and International Index Funds are subject to foreign currency exchange risk in the normal course of pursuing their investment objectives. In an attempt to decrease exposure to this risk, both Funds may engage in portfolio hedging with the objective to protect against variations in exchange rates. Portfolio hedging involves the selling of forward foreign currency contracts with respect to the actual or anticipated portfolio security position denominated or quoted in the particular currency. These Funds bear the market risk that arise from changes in foreign currency rates and the potential for any credit risk should a counterparty fail to perform under a forward foreign currency contract, and as a result, might realize a loss. As of September 30, 2017, neither Fund has entered into a forward foreign currency contract.

For unrealized gain (loss) of derivative instruments held by the Funds, see the Schedules of Investments.

STATE FARM VARIABLE PRODUCT TRUST

NOTES TO SCHEDULES OF INVESTMENTS (continued)

(Unaudited)

5.	Income Taxes

As of September 30, 2017, aggregate unrealized gains and losses for all investments based on cost for federal income tax purposes for the Funds were as follows:

Fund	Cost of Investments for Federal Tax Purposes	Gross Unrealized Appreciation	Gross Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
Large Cap Equity Fund	$61,125,599	$15,933,601	$(1,327,099)	$14,606,502
Small/Mid Cap Equity Fund	64,567,659	8,106,819	(1,557,514)	6,549,305
International Equity Fund	42,984,276	11,897,010	(1,341,637)	10,555,373
Large Cap Index Fund	422,282,748	300,868,487	(44,758,998)	256,109,489
Small Cap Index Fund	239,506,496	122,758,332	(28,900,954)	93,857,378
International Index Fund	267,622,101	110,331,324	(56,789,234)	53,542,090
Balanced Fund	68,091,074	28,215,177	(374,109)	27,841,068
Bond Fund	151,537,493	2,911,866	(493,601)	2,418,265
Money Market Fund	29,240,241	—	—	—

The differences, if any, between the cost of investments for federal income tax purposes and the cost of investments reflected on the Schedules of Investments may relate to one or more of the following: return of capital transactions, mark-to-market of Passive Foreign Investment Companies (“PFICs”), mark-to-market of non-PFICs, wash sales, open futures contracts unrealized gain (loss), partnership distributive share adjustments and deemed dividend distributions.

(1) The S&P 500 Index is a product of S&P Dow Jones Indices LLC (“SPDJI”), and has been licensed for use by State Farm Life Insurance Company, State Farm Life and Accident Assurance Company and State Farm Variable Product Trust (together the “Licensees”). Standard & Poor’s®,S&P® and S&P 500® are registered trademarks of Standard & Poor’s Financial Services LLC (“S&P”); Dow Jones® is a registered trademark of Dow Jones Trademark Holdings LLC (“Dow Jones”); and these trademarks have been licensed for use by SPDJI and sublicensed for certain purposes by the Licensees. Licensees’ products are not sponsored, endorsed, sold or promoted by SPDJI, Dow Jones, S&P, their respective affiliates, and none of such parties make any representation regarding the advisability of investing in such product(s) nor do they have any liability for any errors, omissions, or interruptions of the S&P 500 Index.

(2) Russell Investment Group (“Russell”) is the source and owner of the trademarks, service marks and copyrights related to the Russell 2000® Index. Russell® is a trademark of Russell. The Small Cap Equity Index Fund is not sponsored, endorsed, sold or promoted by, nor in any way affiliated with the Russell. Russell is not responsible for and has not reviewed the Small Cap Equity Index Fund nor any associated literature or publications and Russell makes no representation or warranty, express or implied, as to their accuracy, or completeness, or otherwise.

(3) The EAFE® Free Index is a trademark, service mark and the exclusive property of Morgan Stanley Capital International, Inc. (“MSCI”) and its affiliates and has been licensed for use by the State Farm Variable Product Trust (the “Trust”). The International Equity Index Fund (the “Fund”), based on the EAFE Free Index, has not been passed on by MSCI as to its legality or suitability, and is not issued, sponsored, endorsed, sold or promoted by MSCI. MSCI makes no warranties and bears no liability with respect to the Fund. MSCI has no responsibility for and does not participate in the management of the Fund assets or sale of the Fund shares. The Trust’s Statement of Additional Information contains a more detailed description of the limited relationship MSCI has with the Trust and the Fund.

ITEM 2.	CONTROLS AND PROCEDURES.

(a) The registrant’s principal executive officer and principal financial officer evaluated the effectiveness of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”) (17 CFR 270.30a-3(c))) as of a date within 90 days of the filing date of this report (the “Evaluation Date”), and based on their evaluation as of the Evaluation Date of these controls and procedures as required by Rule 30a-3(b) under the Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)) (as applicable), concluded that the registrant’s disclosure controls and procedures are effective.

(b) No change in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d))) occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)): Attached hereto as EX-99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

State Farm Variable Product Trust

By	/s/ Joe R. Monk Jr.
Joe R. Monk Jr.
President

Date	November 27, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Joe R. Monk Jr.
Joe R. Monk Jr.
President

Date	November 27, 2017

By	/s/ Paul J. Smith
Paul J. Smith
Senior Vice President and Treasurer

Date	November 27, 2017